Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Allocation VIP Fund
	Country/Organization	Shares/Rights	Value
Common Stocks and Other Equity Interests 51.8%
Automobiles & Components 0.6%
Aptiv PLC	United States	17,000	$837,080
Bayerische Motoren Werke AG	Germany	10,806	551,488
Cie Generale des Etablissements Michelin SCA	France	8,000	700,488
General Motors Co.	United States	18,814	390,955
Gentex Corp.	United States	8,426	186,720
Honda Motor Co. Ltd.	Japan	19,400	438,347
Isuzu Motors Ltd.	Japan	88,700	589,959
Lear Corp.	United States	1,868	151,775
Toyota Industries Corp.	Japan	8,600	414,226
			4,261,038
Banks 1.2%
Bank of Ireland Group PLC	Ireland	146,462	272,941
BNP Paribas SA	France	11,767	343,447
FinecoBank Banca Fineco SpA	Italy	170,000	1,529,088
Housing Development Finance Corp. Ltd.	India	24,746	536,311
ING Groep NV	Netherlands	94,033	481,703
Kasikornbank PCL, fgn.	Thailand	131,600	359,859
KB Financial Group Inc.	South Korea	47,540	1,347,256
KBC Groep NV	Belgium	21,000	952,620
Shinhan Financial Group Co. Ltd.	South Korea	19,989	468,921
Standard Chartered PLC	United Kingdom	181,172	1,001,098
Sumitomo Mitsui Financial Group Inc., ADR	Japan	167,800	803,762
			8,097,006
Capital Goods 5.6%
3M Co.	United States	8,752	1,194,736
Allegion PLC	United States	5,371	494,239
Allison Transmission Holdings Inc.	United States	2,215	72,231
AMETEK Inc.	United States	4,518	325,386
BAE Systems PLC	United Kingdom	102,340	657,166
The Boeing Co.	United States	4,954	738,840
BWX Technologies Inc.	United States	11,001	535,859
CAE Inc.	Canada	57,000	720,448
Carlisle Cos. Inc.	United States	3,100	388,368
Caterpillar Inc.	United States	3,746	434,686
CK Hutchison Holdings Ltd.	Hong Kong	192,500	1,298,620
Cummins Inc.	United States	4,550	615,706
Deere & Co.	United States	3,486	481,626
Donaldson Co. Inc.	United States	8,700	336,081
Dover Corp.	United States	9,600	805,824
Emerson Electric Co.	United States	25,292	1,205,164
Fastenal Co.	United States	30,553	954,781
Ferguson PLC	United Kingdom	18,500	1,143,256
Fortive Corp.	United States	3,517	194,103
General Dynamics Corp.	United States	12,887	1,705,079
Graco Inc.	United States	4,752	231,565
GrafTech International Ltd.	United States	844	6,853
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Capital Goods (continued)
	Honeywell International Inc.	United States	21,745	$2,909,264
	Huntington Ingalls Industries Inc.	United States	1,176	214,279
	Illinois Tool Works Inc.	United States	11,317	1,608,372
[a]	Ingersoll-Rand Inc.	United States	6,326	156,885
	Johnson Controls International PLC	United States	24,100	649,736
	Komatsu Ltd.	Japan	30,100	497,772
	Lennox International Inc.	United States	502	91,259
	Lockheed Martin Corp.	United States	7,031	2,383,157
	Masco Corp.	United States	2,247	77,679
	MSC Industrial Direct Co. Inc., A	United States	1,257	69,097
	MTU Aero Engines AG	Germany	7,200	1,040,814
	Northrop Grumman Corp.	United States	8,355	2,527,805
	nVent Electric PLC	United States	15,900	268,233
	PACCAR Inc.	United States	4,976	304,183
	Pentair PLC	United States	14,400	428,544
	Raytheon Co.	United States	15,542	2,038,333
	Rockwell Automation Inc.	United States	3,621	546,445
	Roper Technologies Inc.	United States	9,100	2,837,471
	Siemens AG	Germany	6,186	517,844
	Sinopec Engineering Group Co. Ltd.	China	843,500	354,693
	Snap-on Inc.	United States	1,016	110,561
	Stanley Black & Decker Inc.	United States	5,352	535,200
	Toro Co.	United States	3,572	232,501
	Trane Technologies PLC	United States	7,156	591,014
	United Technologies Corp.	United States	15,275	1,440,891
	W.W. Grainger Inc.	United States	3,289	817,316
[a]	WABCO Holdings Inc.	United States	844	113,982
	Watsco Inc.	United States	809	127,846
				38,031,793
	Commercial & Professional Services 1.0%
	Cintas Corp.	United States	6,284	1,088,514
[a]	Copart Inc.	United States	6,003	411,326
	Equifax Inc.	United States	3,590	428,826
	Experian PLC	United Kingdom	54,000	1,499,886
[a]	IAA Inc.	United States	1,139	34,124
	IHS Markit Ltd.	United States	23,409	1,404,540
	KAR Auction Services Inc.	United States	1,042	12,504
	Matthews International Corp., A	United States	7,500	181,425
	Republic Services Inc.	United States	2,900	217,674
	Robert Half International Inc.	United States	4,264	160,966
	Rollins Inc.	United States	4,605	166,425
	Verisk Analytics Inc.	United States	9,861	1,374,426
				6,980,636
  |  2

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Durables & Apparel 0.9%
[a]	Capri Holdings Ltd.	United States	4,944	$53,346
	Carter’s Inc.	United States	1,386	91,102
	D.R. Horton Inc.	United States	2,668	90,712
	Garmin Ltd.	United States	4,296	322,028
	Hanesbrands Inc.	United States	5,102	40,153
	Hasbro Inc.	United States	3,501	250,497
	Leggett & Platt Inc.	United States	3,927	104,772
[a]	Lululemon Athletica Inc.	United States	3,432	650,536
	NIKE Inc., B	United States	42,208	3,492,290
[a]	NVR Inc.	United States	112	287,740
	PulteGroup Inc.	United States	3,970	88,610
	Tapestry Inc.	United States	9,480	122,766
	VF Corp.	United States	9,705	524,846
	Whirlpool Corp.	United States	525	45,045
				6,164,443
	Consumer Services 1.0%
	Carnival Corp.	United States	11,718	154,326
	Choice Hotels International Inc.	United States	1,034	63,332
	Darden Restaurants Inc.	United States	4,295	233,906
	Domino’s Pizza Inc.	United States	1,302	421,939
	H&R Block Inc.	United States	7,332	103,235
	Las Vegas Sands Corp.	United States	17,529	744,457
	McDonald’s Corp.	United States	13,601	2,248,925
	Six Flags Entertainment Corp.	United States	1,814	22,748
	Starbucks Corp.	United States	10,065	661,673
[a]	TAL Education Group, ADR	China	28,500	1,517,910
	Wyndham Destinations Inc.	United States	1,962	42,575
	Yum! Brands Inc.	United States	11,125	762,396
				6,977,422
	Diversified Financials 1.6%
	American Express Co.	United States	3,990	341,584
[a]	Berkshire Hathaway Inc., B	United States	7,894	1,443,260
	BlackRock Inc.	United States	1,465	644,556
	The Charles Schwab Corp.	United States	19,631	659,994
	Deutsche Boerse AG	Germany	12,000	1,648,159
	FactSet Research Systems Inc.	United States	1,114	290,398
	Flow Traders	Netherlands	25,638	771,572
	Intercontinental Exchange Inc.	United States	9,155	739,266
	Intermediate Capital Group PLC	United Kingdom	66,000	728,042
	Invesco Ltd.	United States	7,131	64,749
	Lazard Ltd., A	United States	3,513	82,766
	MarketAxess Holdings Inc.	United States	1,105	367,490
	MFA Financial Inc.	United States	4,330	6,712
	Moody’s Corp.	United States	2,363	499,775
	Morningstar Inc.	United States	545	63,356
	MSCI Inc.	United States	2,378	687,147
  |  3

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financials (continued)
	S&P Global Inc.	United States	2,099	$514,360
	Santander Consumer USA Holdings Inc.	United States	3,125	43,469
	SEI Investments Co.	United States	3,055	141,569
	State Street Corp.	United States	2,600	138,502
	T. Rowe Price Group Inc.	United States	7,739	755,713
				10,632,439
	Energy 1.2%
	BP PLC	United Kingdom	261,832	1,073,153
	Cabot Oil & Gas Corp., A	United States	6,007	103,260
	Chevron Corp.	United States	7,400	536,204
	Cimarex Energy Co.	United States	1,926	32,414
	ConocoPhillips	United States	15,805	486,794
	Eni SpA	Italy	79,506	789,874
	EOG Resources Inc.	United States	6,400	229,888
	Equinor ASA	Norway	68,994	861,895
	Exxon Mobil Corp.	United States	28,976	1,100,219
	Galp Energia SGPS SA, B	Portugal	52,410	600,699
	HollyFrontier Corp.	United States	2,216	54,314
	Husky Energy Inc.	Canada	124,100	312,124
	ONEOK Inc.	United States	3,393	74,001
	Phillips 66	United States	10,544	565,686
	SBM Offshore NV	Netherlands	59,580	787,461
	Tenaris SA	Italy	3,853	23,238
	Valero Energy Corp.	United States	12,245	555,433
				8,186,657
	Food & Staples Retailing 1.2%
	Casey’s General Stores Inc.	United States	947	125,468
	Costco Wholesale Corp.	United States	4,887	1,393,430
	The Kroger Co.	United States	14,920	449,390
	Matsumotokiyoshi Holdings Co. Ltd.	Japan	20,700	756,437
	Seven & I Holdings Co. Ltd., ADR	Japan	42,300	699,642
[a]	Sprouts Farmers Market Inc.	United States	2,539	47,200
	Sundrug Co. Ltd.	Japan	22,700	730,318
	Sysco Corp.	United States	15,175	692,435
	Walgreens Boots Alliance Inc.	United States	17,826	815,540
	Walmart Inc.	United States	20,975	2,383,179
				8,093,039
	Food, Beverage & Tobacco 2.5%
	Altria Group Inc.	United States	30,176	1,166,906
	Brown-Forman Corp., A	United States	1,586	81,489
	Brown-Forman Corp., B	United States	11,999	666,064
	Bunge Ltd.	United States	9,300	381,579
	The Coca-Cola Co.	United States	27,892	1,234,221
	Constellation Brands Inc., A	United States	3,604	516,669
	Flowers Foods Inc.	United States	5,437	111,567
  |  4

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Food, Beverage & Tobacco (continued)
	General Mills Inc.	United States	18,181	$959,411
	The Hershey Co.	United States	5,251	695,758
	Hormel Foods Corp.	United States	8,792	410,059
	Imperial Brands PLC	United Kingdom	37,213	686,392
	Ingredion Inc.	United States	1,870	141,185
	The J. M. Smucker Co.	United States	2,302	255,522
	Kellogg Co.	United States	4,386	263,116
	Kirin Holdings Co. Ltd.	Japan	60,900	1,210,412
	Lamb Weston Holdings Inc.	United States	3,532	201,677
	McCormick & Co. Inc.	United States	6,300	889,623
	Mondelez International Inc., A	United States	9,569	479,216
[a]	Monster Beverage Corp.	United States	26,924	1,514,744
	PepsiCo Inc.	United States	24,088	2,892,969
	Philip Morris International Inc.	United States	17,946	1,309,340
	Suntory Beverage & Food Ltd.	Japan	8,200	311,470
	Tyson Foods Inc.	United States	8,574	496,177
				16,875,566
	Health Care Equipment & Services 3.4%
	Abbott Laboratories	United States	22,660	1,788,100
	Baxter International Inc.	United States	2,615	212,312
	Becton, Dickinson and Co.	United States	9,143	2,100,787
	Cerner Corp.	United States	7,697	484,834
	Chemed Corp.	United States	371	160,717
	Cochlear Ltd.	Australia	12,300	1,416,352
	CVS Health Corp.	United States	7,400	439,042
	Danaher Corp.	United States	7,187	994,753
	Dentsply Sirona Inc.	United States	5,500	213,565
[a]	Edwards Lifesciences Corp.	United States	2,707	510,594
	GN Store Nord AS	Denmark	30,000	1,329,898
[a]	Haemonetics Corp.	United States	6,424	640,216
	HCA Healthcare Inc.	United States	5,464	490,940
[a]	IDEXX Laboratories Inc.	United States	645	156,245
[a]	Intuitive Surgical Inc.	United States	2,922	1,447,004
[a]	Laboratory Corp. of America Holdings	United States	3,510	443,629
[a]	LivaNova PLC	United Kingdom	25,000	1,131,250
	Medtronic PLC	United States	18,700	1,686,366
[a]	Premier Inc., A	United States	636	20,810
	Quest Diagnostics Inc.	United States	5,873	471,602
	ResMed Inc.	United States	3,990	587,687
	Sinopharm Group Co. Ltd., H	China	168,800	379,725
	Stryker Corp.	United States	14,792	2,462,720
	Teleflex Inc.	United States	3,484	1,020,324
	UnitedHealth Group Inc.	United States	1,900	473,822
	Universal Health Services Inc., B	United States	1,389	137,622
[a]	Varian Medical Systems Inc.	United States	2,004	205,731
  |  5

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Health Care Equipment & Services (continued)
	West Pharmaceutical Services Inc.	United States	8,600	$1,309,350
				22,715,997
	Household & Personal Products 1.2%
	Church & Dwight Co. Inc.	United States	7,316	469,541
	Clorox Co.	United States	4,417	765,245
	Colgate-Palmolive Co.	United States	32,304	2,143,694
	Estee Lauder Cos. Inc., A	United States	6,918	1,102,314
	Kimberly-Clark Corp.	United States	7,114	909,667
	Nu Skin Enterprises Inc., A	United States	1,539	33,627
	The Procter & Gamble Co.	United States	21,838	2,402,180
				7,826,268
	Insurance 0.2%
	Aflac Inc.	United States	10,400	356,096
	AIA Group Ltd.	Hong Kong	62,200	562,818
	American National Insurance Co.	United States	258	21,254
	Assured Guaranty Ltd.	United States	1,941	50,058
	Erie Indemnity Co., A	United States	3,000	444,720
	Fidelity National Financial Inc.	United States	2,105	52,372
	RenaissanceRe Holdings Ltd.	United States	565	84,366
				1,571,684
	Materials 3.0%
	Air Products and Chemicals Inc.	United States	16,172	3,228,093
	Albemarle Corp.	United States	20,008	1,127,851
	ArcelorMittal SA	France	53,539	505,295
[a]	Axalta Coating Systems Ltd.	United States	21,985	379,681
	Celanese Corp.	United States	9,841	722,231
	Covestro AG	Germany	10,330	313,411
	Eastman Chemical Co.	United States	2,905	135,315
	Ecolab Inc.	United States	10,221	1,592,738
	International Flavors & Fragrances Inc.	United States	2,716	277,249
	Johnson Matthey PLC	United Kingdom	31,831	700,971
	Koninklijke DSM NV	Netherlands	14,500	1,630,644
	Linde PLC	United Kingdom	15,885	2,748,105
	LyondellBasell Industries NV, A	United States	11,096	550,695
	Martin Marietta Materials Inc.	United States	2,563	484,997
	NewMarket Corp.	United States	243	93,037
	Nucor Corp.	United States	4,370	157,407
	Packaging Corp. of America	United States	2,231	193,718
	Reliance Steel & Aluminum Co.	United States	536	46,948
	Royal Gold Inc.	United States	493	43,241
	Sonoco Products Co.	United States	2,993	138,726
	Steel Dynamics Inc.	United States	4,132	93,135
	Sumitomo Metal Mining Co. Ltd.	Japan	31,900	657,903
	Symrise AG	Germany	15,500	1,433,497
	Tosoh Corp.	Japan	32,200	368,274
  |  6

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
	Umicore SA	Belgium	38,000	$1,310,311
	Valvoline Inc.	United States	2,681	35,094
	Wheaton Precious Metals Corp.	Canada	37,200	1,023,628
				19,992,195
	Media & Entertainment 2.1%
[a]	Alphabet Inc., A	United States	2,246	2,609,740
[a]	AMC Networks Inc., A	United States	1,108	26,935
	Ascential PLC	United Kingdom	355,885	1,081,117
[a]	Baidu Inc., ADR	China	8,600	866,794
	Cable One Inc.	United States	455	748,025
	Cinemark Holdings Inc.	United States	2,017	20,553
	Comcast Corp., A	United States	38,907	1,337,623
	CTS Eventim AG & Co KGaA	Germany	12,000	548,946
	CyberAgent Inc.	Japan	45,000	1,753,220
[a]	Facebook Inc., A	United States	12,728	2,123,030
[a]	IAC/InterActiveCorp	United States	2,007	359,715
	The Interpublic Group of Cos. Inc.	United States	8,214	132,985
[a]	Match Group Inc.	United States	1,348	89,022
	Nippon Television Holdings Inc.	Japan	18,000	201,683
	Omnicom Group Inc.	United States	6,512	357,509
	SES SA, IDR	Luxembourg	58,023	342,144
	Tokyo Broadcasting System Holdings Inc.	Japan	19,900	278,298
	The Walt Disney Co.	United States	11,312	1,092,739
				13,970,078
	Pharmaceuticals, Biotechnology & Life Sciences 5.4%
	AbbVie Inc.	United States	25,827	1,967,759
	Agilent Technologies Inc.	United States	8,285	593,372
	Amgen Inc.	United States	12,884	2,611,973
	AstraZeneca PLC, ADR	United Kingdom	13,114	585,671
	Bayer AG	Germany	26,374	1,510,779
[a]	Biogen Inc.	United States	4,887	1,546,149
	Bristol-Myers Squibb Co.	United States	26,105	1,455,093
[a]	Bristol-Myers Squibb Co., rts., 2/01/49	United States	5,723	21,747
[a]	Catalent Inc.	United States	22,189	1,152,718
	CSL Ltd.	Australia	8,700	1,585,580
[a]	Deciphera Pharmaceuticals Inc.	United States	3,900	160,563
[a]	Elanco Animal Health Inc.	United States	9,787	219,131
	Eli Lilly & Co.	United States	8,062	1,118,361
[a]	Exelixis Inc.	United States	7,348	126,533
	Gilead Sciences Inc.	United States	26,158	1,955,572
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	1,426	124,875
	Hikma Pharmaceuticals PLC	United Kingdom	65,000	1,633,597
[a]	Illumina Inc.	United States	3,546	968,483
	Johnson & Johnson	United States	28,055	3,678,852
	Merck & Co. Inc.	United States	23,663	1,820,631
	Merck KGaA	Germany	5,125	517,290
  |  7

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
[a]	Mettler-Toledo International Inc.	United States	3,580	$2,472,026
[a]	Neurocrine Biosciences Inc.	United States	3,209	277,739
	Pfizer Inc.	United States	66,022	2,154,958
[a]	PTC Therapeutics Inc.	United States	2,700	120,447
[a]	Reata Pharmaceuticals Inc.	United States	700	101,038
[a]	Regeneron Pharmaceuticals Inc.	United States	613	299,322
	Roche Holding AG	Switzerland	3,072	987,878
	Sanofi	France	11,101	960,806
	Santen Pharmaceutical Co. Ltd.	Japan	80,000	1,382,119
	Takeda Pharmaceutical Co. Ltd., ADR	Japan	112,500	1,707,750
[a]	Waters Corp.	United States	3,996	727,472
				36,546,284
	Real Estate 1.3%
	American Tower Corp.	United States	6,129	1,334,590
	CK Asset Holdings Ltd.	Hong Kong	197,330	1,080,490
	Crown Castle International Corp.	United States	7,585	1,095,274
	EPR Properties	United States	2,325	56,312
	Equinix Inc.	United States	1,198	748,235
	Gaming and Leisure Properties Inc.	United States	5,331	147,722
	Kimco Realty Corp.	United States	10,578	102,289
	Mitsui Fudosan Co. Ltd.	Japan	43,100	749,626
	National Retail Properties Inc.	United States	5,357	172,442
	OMEGA Healthcare Investors Inc.	United States	6,649	176,464
	Public Storage	United States	5,214	1,035,553
	Realty Income Corp.	United States	9,590	478,157
	Simon Property Group Inc.	United States	7,737	424,452
	Spirit Realty Capital Inc.	United States	3,149	82,346
	STORE Capital Corp.	United States	5,795	105,005
	Swire Pacific Ltd., A	Hong Kong	85,500	550,873
	Ventas Inc.	United States	6,506	174,361
	VEREIT Inc.	United States	30,782	150,524
	WP Carey Inc.	United States	3,880	225,350
				8,890,065
	Retailing 3.1%
[a]	Alibaba Group Holding Ltd., ADR	China	3,345	650,536
[a]	Amazon.com Inc.	United States	2,338	4,558,445
[a]	AutoZone Inc.	United States	569	481,374
	Best Buy Co. Inc.	United States	7,734	440,838
[a]	boohoo Group PLC	United Kingdom	480,000	1,128,451
[a]	Booking Holdings Inc.	United States	332	446,646
[a]	Burlington Stores Inc.	United States	531	84,142
	Dick’s Sporting Goods Inc.	United States	2,556	54,341
	Dollar General Corp.	United States	6,650	1,004,216
	Expedia Group Inc.	United States	2,451	137,918
	Foot Locker Inc.	United States	4,357	96,072
	The Gap Inc.	United States	8,417	59,256
  |  8

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Retailing (continued)
	Genuine Parts Co.	United States	4,377	$294,703
	The Home Depot Inc.	United States	6,699	1,250,770
	Kohl’s Corp.	United States	6,012	87,715
	L Brands Inc.	United States	7,713	89,162
	Lowe’s Cos. Inc.	United States	8,600	740,030
	Macy’s Inc.	United States	10,257	50,362
[a]	MercadoLibre Inc.	Argentina	2,700	1,319,166
	Nordstrom Inc.	United States	3,773	57,878
[a]	O’Reilly Automotive Inc.	United States	2,453	738,476
	Penske Automotive Group Inc.	United States	782	21,896
	Pool Corp.	United States	1,094	215,266
	Ross Stores Inc.	United States	25,149	2,187,209
	Seria Co. Ltd.	Japan	12,400	360,314
	Target Corp.	United States	22,041	2,049,152
	Tiffany & Co.	United States	1,000	129,500
	The TJX Cos. Inc.	United States	24,414	1,167,233
	Tractor Supply Co.	United States	3,801	321,375
[a]	Ulta Beauty Inc.	United States	1,843	323,815
[a]	Urban Outfitters Inc.	United States	2,374	33,806
	Williams-Sonoma Inc.	United States	2,842	120,842
				20,700,905
	Semiconductors & Semiconductor Equipment 2.7%
	Analog Devices Inc.	United States	17,400	1,559,910
	Applied Materials Inc.	United States	25,796	1,181,973
	ASML Holding NV	Netherlands	5,400	1,423,132
	ASML Holding NV, N.Y. shs	Netherlands	4,322	1,130,808
	Intel Corp.	United States	25,458	1,377,787
	KLA Corp.	United States	4,502	647,117
	Lam Research Corp.	United States	4,069	976,560
	Maxim Integrated Products Inc.	United States	8,003	389,026
	Monolithic Power Systems	United States	2,900	485,634
	NVIDIA Corp.	United States	3,487	919,173
	NXP Semiconductors NV	Netherlands	16,197	1,343,217
	QUALCOMM Inc.	United States	10,224	691,654
	Skyworks Solutions Inc.	United States	6,004	536,638
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	110,000	989,093
	Texas Instruments Inc.	United States	37,520	3,749,374
	Xilinx Inc.	United States	7,578	590,629
				17,991,725
	Software & Services 6.5%
	Accenture PLC, A	United States	19,212	3,136,551
[a]	Adobe Inc.	United States	977	310,921
[a]	Adyen NV	Netherlands	2,341	1,999,428
	Amdocs Ltd.	United States	4,288	235,711
[a]	Aspen Technology Inc.	United States	1,336	127,014
[a]	Atlassian Corp. PLC	United States	1,000	137,260
  |  9

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Software & Services (continued)
[a]	Autodesk Inc.	United States	5,642	$880,716
	Automatic Data Processing Inc.	United States	13,415	1,833,562
	AVEVA Group PLC	United Kingdom	27,000	1,162,633
	Booz Allen Hamilton Holding Corp.	United States	1,899	130,347
	Broadridge Financial Solutions Inc.	United States	3,665	347,552
[a]	Cadence Design Systems Inc.	United States	4,030	266,141
	Citrix Systems Inc.	United States	1,868	264,415
	Cognizant Technology Solutions Corp., A	United States	11,809	548,764
[a]	CyberArk Software Ltd.	Israel	18,000	1,540,080
	International Business Machines Corp.	United States	11,026	1,223,114
	Intuit Inc.	United States	12,288	2,826,240
	Jack Henry & Associates Inc.	United States	2,322	360,467
	Keywords Studios PLC	Ireland	88,000	1,556,866
	Mastercard Inc., A	United States	14,225	3,436,191
	Microsoft Corp.	United States	60,498	9,541,140
	Paychex Inc.	United States	10,879	684,507
[a]	PayPal Holdings Inc.	United States	3,500	335,090
[a]	PTC Inc.	United States	8,121	497,086
	The Sage Group PLC	United Kingdom	160,000	1,162,791
[a]	salesforce.com Inc.	United States	3,753	540,357
	SAP SE	Germany	13,500	1,506,838
[a]	ServiceNow Inc.	United States	6,555	1,878,532
[a]	Shopify Inc., A	Canada	2,200	917,246
[a]	Synopsys Inc.	United States	3,000	386,370
[a]	Twilio Inc., A	United States	2,562	229,273
[a]	Tyler Technologies Inc.	United States	1,096	325,030
[a]	VeriSign Inc.	United States	2,984	537,389
	Visa Inc., A	United States	14,884	2,398,110
[a]	Workday Inc., A	United States	4,420	575,572
				43,839,304
	Technology Hardware & Equipment 2.0%
	Amphenol Corp., A	United States	8,633	629,173
	Apple Inc.	United States	24,312	6,182,299
	Cisco Systems Inc.	United States	42,348	1,664,700
	Cognex Corp.	United States	2,787	117,667
[a]	F5 Networks Inc.	United States	2,000	213,260
	Hitachi Ltd.	Japan	21,200	619,570
	HP Inc.	United States	50,192	871,333
[a]	Keysight Technologies Inc.	United States	4,262	356,644
	Motorola Solutions Inc.	United States	4,497	597,741
	NetApp Inc.	United States	6,842	285,243
	Samsung Electronics Co. Ltd.	South Korea	37,495	1,468,553
	TE Connectivity Ltd.	United States	12,249	771,442
	Ubiquiti Inc.	United States	323	45,730
				13,823,355
  |  10

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services 0.5%
	AT&T Inc.	United States	39,921	$1,163,697
	Verizon Communications Inc.	United States	24,629	1,323,316
	Vodafone Group PLC	United Kingdom	846,142	1,169,931
				3,656,944
	Transportation 1.8%
	A.P. Moeller-Maersk AS, B	Denmark	562	498,045
	Alaska Air Group Inc.	United States	3,923	111,688
	C.H. Robinson Worldwide Inc.	United States	4,472	296,046
	Canadian National Railway Co.	Canada	6,414	497,919
	Canadian Pacific Railway Ltd.	Canada	3,272	718,498
	Delta Air Lines Inc.	United States	17,452	497,905
	Deutsche Lufthansa AG	Germany	44,680	417,785
	DSV Panalpina A/S	Denmark	15,000	1,363,684
	Expeditors International of Washington Inc.	United States	5,057	337,403
	J.B. Hunt Transport Services Inc.	United States	5,926	546,555
	Kansas City Southern	United States	4,895	622,546
	Landstar System Inc.	United States	1,110	106,404
	Norfolk Southern Corp.	United States	4,100	598,600
	Old Dominion Freight Line Inc.	United States	776	101,858
	Southwest Airlines Co.	United States	14,883	529,984
[a]	Uber Technologies Inc.	United States	6,638	185,333
	Union Pacific Corp.	United States	21,596	3,045,900
	United Parcel Service Inc., B	United States	18,327	1,712,108
				12,188,261
	Utilities 1.8%
	Alliant Energy Corp.	United States	6,338	306,062
	Ameren Corp.	United States	4,398	320,306
	American Electric Power Co. Inc.	United States	3,773	301,765
	American Water Works Co. Inc.	United States	4,719	564,204
	Atmos Energy Corp.	United States	3,092	306,819
	Consolidated Edison Inc.	United States	8,867	691,626
	Dominion Energy Inc.	United States	11,218	809,827
	DTE Energy Co.	United States	5,418	514,547
	E.ON SE	Germany	90,756	930,692
	Evergy Inc.	United States	4,253	234,128
	Eversource Energy	United States	7,824	611,915
	Exelon Corp.	United States	26,169	963,281
	Hawaiian Electric Industries Inc.	United States	3,031	130,485
	NextEra Energy Inc.	United States	9,808	2,360,001
	OGE Energy Corp.	United States	5,530	169,937
	PPL Corp.	United States	13,989	345,249
	Public Service Enterprise Group Inc.	United States	15,856	712,093
	Sempra Energy	United States	2,118	239,313
	The Southern Co.	United States	19,795	1,071,701
	Veolia Environnement SA	France	17,654	372,767
  |  11

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares/Rights		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
	Xcel Energy Inc.	United States	3,971		$239,451
					12,196,169
	Total Common Stocks and Other Equity Interests (Cost $402,678,292)				350,209,273

	Management Investment Companies 7.5%
	Diversified Financials 7.5%
[b]	Franklin LibertyQ U.S. Equity ETF	United States	134,725		3,719,757
	iShares Core MSCI EAFE ETF	United States	402,960		20,103,675
[b]	Templeton Global Bond VIP Fund, Class 1	United States	1,687,863		26,887,651
	Total Management Investment Companies (Cost $60,468,215)				50,711,083
			Principal Amount*
	Corporate Bonds 13.2%
	Automobiles & Components 0.0%†
[c]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	200,000		186,124
[c]	Allison Transmission Inc., senior bond, 144A, 5.875%, 6/01/29	United States	200,000		197,394
					383,518
	Banks 2.3%
[c]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	200,000		163,019
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	650,000		584,844
	Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	2,240,000		2,320,626
	Barclays PLC, senior note, 3.932% to 5/07/24, FRN thereafter, 5/07/25	United Kingdom	800,000		768,887
[d]	BDO Unibank Inc., senior note, Reg S, 2.95%, 3/06/23	Philippines	200,000		198,500
[c]	BPCE SA,
	sub. note, 144A, 5.15%, 7/21/24	France	1,000,000		1,056,174
	sub. note, 144A, 4.875%, 4/01/26	France	500,000		486,336
	Citigroup Inc., senior note, 3.352% to 4/24/24, FRN thereafter, 4/24/25	United States	1,700,000		1,753,131
	Credit Suisse Group Funding Guernsey Ltd., senior note, 3.80%, 9/15/22	Switzerland	1,200,000		1,221,591
	JPMorgan Chase & Co.,
	senior bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28	United States	1,350,000		1,426,626
	SR UNSECURED, Sr UnsecuredFRN thereafter, 4.493%, 3/24/31	United States	400,000		464,655
[d]	Realkredit Danmark A/S,
	secured bond, Reg S, 1.00%, 4/01/27	Denmark	2,530,000	DKK	390,934
	senior bond, 10F, Reg S, 1.00%, 4/01/29	Denmark	2,000,000	DKK	308,236
[c]	Standard Chartered PLC, senior note, 144A, 4.05%, 4/12/26	United Kingdom	1,300,000		1,312,613
	Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	2,000,000		2,033,178
[e]	Wells Fargo Bank NA, senior note, FRN, 2.082%, 9/09/22	United States	1,100,000		1,095,645
					15,584,995
	Capital Goods 0.6%
[c]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	200,000		181,751
[c]	Carrier Global Corp., senior note, 144A, 3.577%, 4/05/50	United States	430,000		388,450
	Caterpillar Financial Services Corp., senior note, I, 2.65%, 5/17/21	United States	1,300,000		1,316,664
  |  12

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds (continued)
	Capital Goods (continued)
	General Electric Co.,
	senior bond, 3.10%, 1/09/23	United States	500,000		$508,484
	senior bond, 4.125%, 10/09/42	United States	24,000		22,798
[c]	Jeld-Wen Inc., senior bond, 144A, 4.875%, 12/15/27	United States	200,000		178,208
[c]	Resideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	300,000		264,022
	United Technologies Corp., senior bond, 4.50%, 6/01/42	United States	800,000		933,114
					3,793,491
	Commercial & Professional Services 0.2%
[c]	Ashtead Capital Inc., secured note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	850,000		782,000
[c]	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	200,000		186,583
[c]	Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	200,000		147,440
	United Rentals North America Inc., senior bond, 5.50%, 5/15/27	United States	200,000		196,485
					1,312,508
	Consumer Durables & Apparel 0.0%†
[c]	Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 6.75%, 8/01/25	United States	200,000		161,749
	Consumer Services 0.1%
	Marriott International Inc., senior note, 3.60%, 4/15/24	United States	300,000		279,449
[c]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	100,000		94,575
[c]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.25%, 5/15/27	United States	200,000		181,750
					555,774
	Diversified Financials 1.2%
	Capital One Financial Corp.,
	senior note, 3.20%, 1/30/23	United States	200,000		197,938
	senior note, 3.75%, 3/09/27	United States	1,100,000		1,079,404
	DY9 Leasing LLC, secured bond, 2.372%, 3/19/27	United States	697,711		723,878
[c]	FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	200,000		193,249
	The Goldman Sachs Group Inc., senior note, 3.50%, 1/23/25	United States	1,400,000		1,437,938
	Goldman Sachs Group Inc., senior note, 2.60%, 2/07/30	United States	300,000		282,957
	Jyske Realkredit A/S, secured note, 1.00%, 4/01/26	Denmark	2,220,000	DKK	342,228
	Morgan Stanley, senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	1,800,000		1,890,184
	Private Export Funding Corp., secured bond, 2.80%, 5/15/22	United States	1,600,000		1,670,377
	Springleaf Finance Corp., senior bond, 5.375%, 11/15/29	United States	200,000		184,214
[d]	TNB Global Ventures Capital Bhd., senior note, Reg S, 3.244%, 10/19/26	Malaysia	300,000		307,752
					8,310,119
	Energy 1.8%
[c]	Aker BP ASA,
	senior note, 144A, 4.75%, 6/15/24	Norway	200,000		168,267
	senior note, 144A, 3.75%, 1/15/30	Norway	650,000		489,334
  |  13

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
	Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond, 4.08%, 12/15/47	United States	900,000	$742,867
	Canadian Natural Resources Ltd.,
	senior bond, 3.90%, 2/01/25	Canada	1,350,000	1,142,084
	senior bond, 3.85%, 6/01/27	Canada	300,000	238,040
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	200,000	182,508
	Enable Midstream Partners LP, senior bond, 4.95%, 5/15/28	United States	300,000	149,958
	Energy Transfer Operating LP, senior bond, 6.05%, 6/01/41	United States	700,000	613,316
	Enterprise Products Operating LLC, senior bond, 6.125%, 10/15/39	United States	700,000	720,208
	Kinder Morgan Inc., senior bond, 5.55%, 6/01/45	United States	800,000	824,651
	MPLX LP, senior bond, 5.50%, 2/15/49	United States	425,000	360,226
	Murphy Oil USA Inc., senior bond, 4.75%, 9/15/29	United States	200,000	188,610
	Occidental Petroleum Corp., senior note, 2.60%, 8/13/21	United States	500,000	400,401
	Reliance Industries Ltd., senior note, 2.06%, 1/15/26	United States	750,000	763,400
[c]	Schlumberger Holdings Corp., senior note, 144A, 3.75%, 5/01/24	United States	1,800,000	1,706,708
	Total Capital International SA, senior note, 3.455%, 2/19/29	France	670,000	708,835
	TransCanada PipeLines Ltd., senior bond, 4.875%, 5/15/48	Canada	200,000	218,424
	Valero Energy Corp., senior bond, 4.00%, 4/01/29	United States	1,000,000	978,160
	The Williams Cos. Inc.,
	senior bond, 4.125%, 11/15/20	United States	1,350,000	1,334,743
	senior bond, 4.85%, 3/01/48	United States	320,000	300,029
				12,230,769
	Food & Staples Retailing 0.4%
[c]	Cencosud SA, senior note, 144A, 4.375%, 7/17/27	Chile	300,000	248,606
[c]	CK Hutchison International 19 Ltd., senior note, 144A, 3.25%, 4/11/24	Hong Kong	1,275,000	1,329,537
	The Kroger Co., senior bond, 5.40%, 1/15/49	United States	550,000	665,305
	Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	500,000	514,688
				2,758,136
	Food, Beverage & Tobacco 0.4%
	Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	100,000	122,913
	B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	200,000	195,750
	Bunge Ltd. Finance Corp., senior note, 4.35%, 3/15/24	United States	200,000	207,557
[c]	Imperial Brands Finance PLC,
	senior note, 144A, 4.25%, 7/21/25	United Kingdom	585,000	570,264
	senior note, 144A, 3.50%, 7/26/26	United Kingdom	300,000	277,568
[c]	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	200,000	207,610
[c]	Post Holdings Inc., senior bond, 144A, 4.625%, 4/15/30	United States	200,000	193,000
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	650,000	702,267
				2,476,929
	Health Care Equipment & Services 0.8%
	Abbott Laboratories, senior bond, 3.75%, 11/30/26	United States	450,000	503,515
	Anthem Inc., senior bond, 5.10%, 1/15/44	United States	600,000	714,664
[c]	Catalent Pharma Solutions Inc., senior note, 144A, 5.00%, 7/15/27	United States	200,000	195,110
[c]	Centene Corp., senior note, 144A, 4.25%, 12/15/27	United States	200,000	201,490
  |  14

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care Equipment & Services (continued)
	CHS/Community Health Systems Inc.,
	[c] senior secured note, 144A, 8.00%, 3/15/26	United States	100,000	$95,562
	senior secured note, first lien, 6.25%, 3/31/23	United States	100,000	95,687
	Cigna Corp.,
	senior note, 2.40%, 3/15/30	United States	300,000	285,647
	[c] senior note, 144A, 3.05%, 10/15/27	United States	850,000	847,537
	CVS Health Corp.,
	senior bond, 4.30%, 3/25/28	United States	300,000	319,231
	senior bond, 5.30%, 12/05/43	United States	800,000	948,110
	HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	583,000	601,600
[c]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	200,000	162,015
[c]	Tenet Healthcare Corp., senior note, second lien, 144A, 6.25%, 2/01/27	United States	200,000	195,750
				5,165,918
	Household & Personal Products 0.0%†
	Avon Products Inc., senior bond, 7.00%, 3/15/23	United Kingdom	260,000	215,739
	Insurance 0.8%
	Aflac Inc.,
	senior bond, 4.75%, 1/15/49	United States	700,000	776,965
	senior note, 3.60%, 4/01/30	United States	200,000	202,876
	The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	700,000	779,697
	Marsh & McLennan Cos. Inc., senior note, 3.875%, 3/15/24	United States	1,500,000	1,573,774
	MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	700,000	732,791
[c]	Metropolitan Life Global Funding I, secured note, 144A, 3.60%, 1/11/24	United States	1,220,000	1,268,798
				5,334,901
	Materials 0.4%
[c]	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	300,000	234,600
[c]	Gates Global LLC / Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	200,000	178,101
[c]	Glencore Funding LLC, senior note, 144A, 4.625%, 4/29/24	Switzerland	1,350,000	1,238,870
[c]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	300,000	229,509
[c]	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	200,000	179,125
[c]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	200,000	180,500
[c]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior note, 144A, 7.00%, 7/15/24	United States	200,000	204,375
[c]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	200,000	145,494
				2,590,574
	Media & Entertainment 0.6%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.00%, 2/01/28	United States	200,000	201,912
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior secured note, first lien, 4.50%, 2/01/24	United States	550,000	567,849
	Comcast Corp., senior bond, 4.049%, 11/01/52	United States	1,300,000	1,556,813
[c]	CSC Holdings LLC, senior bond, 144A, 5.375%, 2/01/28	United States	300,000	308,090
[c]	Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A, 5.375%, 8/15/26	United States	200,000	163,628
  |  15

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
	DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	200,000	$196,017
	Fox Corp., senior bond, 5.476%, 1/25/39	United States	420,000	489,588
[c]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	200,000	200,110
	Netflix Inc.,
	senior bond, 5.75%, 3/01/24	United States	100,000	105,876
	senior bond, 4.875%, 4/15/28	United States	100,000	102,758
[c]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	200,000	196,610
[c]	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	200,000	172,000
				4,261,251
	Pharmaceuticals, Biotechnology & Life Sciences 0.8%
[c]	AbbVie Inc.,
	senior bond, 144A, 4.25%, 11/21/49	United States	370,000	404,279
	senior note, 144A, 3.20%, 11/21/29	United States	300,000	307,912
	Allergan Funding SCS, senior bond, 4.85%, 6/15/44	United States	550,000	685,654
	AstraZeneca PLC, senior bond, 4.375%, 11/16/45	United Kingdom	1,000,000	1,244,036
[c]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	200,000	209,890
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	500,000	649,909
[c]	Bristol-Myers Squibb Co., senior bond, 144A, 4.625%, 5/15/44	United States	600,000	770,532
	Gilead Sciences Inc., senior bond, 4.80%, 4/01/44	United States	700,000	904,145
				5,176,357
	Real Estate 0.1%
	MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.00%, 10/15/27	United States	200,000	195,515
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	780,000	774,761
				970,276
	Retailing 0.3%
	Alibaba Group Holding Ltd., senior bond, 4.20%, 12/06/47	China	800,000	980,995
	AutoZone Inc., senior note, 3.75%, 4/18/29	United States	500,000	507,896
	Dollar Tree Inc., senior note, 4.00%, 5/15/25	United States	450,000	461,774
[c]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	200,000	21,000
				1,971,665
	Software & Services 0.4%
	Fiserv Inc., senior bond, 3.50%, 7/01/29	United States	630,000	670,525
	Microsoft Corp., senior note, 2.65%, 11/03/22	United States	1,850,000	1,942,443
				2,612,968
	Technology Hardware & Equipment 0.1%
[c]	CommScope Inc.,
	senior bond, 144A, 5.50%, 6/15/24	United States	100,000	93,097
	senior note, 144A, 5.00%, 6/15/21	United States	34,000	33,956
[c]	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	100,000	87,507
[c]	Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	200,000	177,750
				392,310
  |  16

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Telecommunication Services 0.2%
[c]	Altice France SA/France, senior secured note, 144A, 5.50%, 1/15/28	France	300,000	$282,555
	AT&T Inc., senior note, 3.80%, 2/15/27	United States	700,000	729,001
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	200,000	204,292
	Telefonica Emisiones SA, senior bond, 5.52%, 3/01/49	Spain	200,000	235,594
				1,451,442
	Transportation 0.3%
	CSX Corp., senior bond, 4.75%, 11/15/48	United States	800,000	926,429
	Fedex Corp., senior bond, 5.10%, 1/15/44	United States	550,000	548,413
[c]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	250,000	261,250
[c]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	200,000	170,839
[d]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	200,000	205,730
				2,112,661
	Utilities 1.4%
[c]	Calpine Corp., senior note, 144A, 5.125%, 3/15/28	United States	200,000	185,500
[c]	Colbun SA, senior note, 144A, 3.15%, 3/06/30	Chile	200,000	175,500
	Dominion Energy Inc., senior note, 4.25%, 6/01/28	United States	2,050,000	2,153,562
	Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	100,000	96,336
[c]	Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	1,300,000	1,435,671
[c]	Enel Finance International NV, senior note, 144A, 4.25%, 9/14/23	Italy	1,400,000	1,434,676
	Exelon Corp, senior bond, 4.05%, 4/15/30	United States	300,000	297,721
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	1,400,000	1,528,495
	Public Service Enterprise Group Inc., senior note, 2.875%, 6/15/24	United States	1,000,000	998,785
[c]	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	400,000	428,637
[c]	Talen Energy Supply LLC, senior secured note, 144A, 7.25%, 5/15/27	United States	200,000	181,850
[c]	Vistra Operations Co. LLC,
	senior note, 144A, 5.00%, 7/31/27	United States	200,000	204,110
	senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	510,000	480,956
				9,601,799
	Total Corporate Bonds (Cost $90,411,580)			89,425,849
[e]	Senior Floating Rate Interests 0.8%
	Automobiles & Components 0.0%†
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 4.441%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	29,925	27,531
	Capital Goods 0.1%
	Altra Industrial Motion Corp., Term Loan, 2.989%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	27,699	25,414
[f,g]	Arconic Rolled Products Corp., Initial Term Loans, TBD, 2/04/27	United States	46,000	42,090
[f]	Dynasty Acquisition Co. Inc.,
	Initial Term B-1 Loan, 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	19,462	15,336
	Initial Term B-2 Loan (CAD), 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	10,463	8,245
  |  17

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
[e]	Senior Floating Rate Interests (continued)
	Capital Goods (continued)
	Navistar Inc., Tranche B Term Loan, 4.28%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	297,722	$261,499
				352,584
	Commercial & Professional Services 0.1%
	Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans, 3.005%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	198,469	186,231
	Pitney Bowes Inc., Incremental Tranche Term B Loans, 6.49%, (1-month USD LIBOR + 5.50%), 1/07/25	United States	100,000	85,500
[f]	Prime Security Services Borrower LLC, Term B-1 Facility, 4.606%, (1-month USD LIBOR + 3.25%), 9/12/26	United States	623,438	567,328
				839,059
	Consumer Durables & Apparel 0.0%†
	Champ Acquisition Corp., Initial Term Loan, 6.572%, (3-month USD LIBOR + 5.50%), 12/21/25	United States	29,809	23,251
	Playtika Holding Corp., Term B Loans, 7.072%, (3-month USD LIBOR + 6.00%), 12/10/24	United States	19,750	18,631
				41,882
	Consumer Services 0.1%
	Caesars Resort Collection LLC, Term B Loans, 3.739%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	99,745	82,102
	Equinox Holdings Inc., Term B-1 Loans, 4.072%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	198,979	148,571
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 2.362%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	197,980	188,477
	NASCAR Holdings Inc., Initial Term Loans, 3.674%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	259,868	229,767
				648,917
	Diversified Financials 0.0%†
[f]	Asurion LLC, Replacement B-6 Term Loans, 3.989%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	199,474	192,493
	Energy 0.0%†
	Buckeye Partners LP, Initial Term Loans, 4.265%, (1-month USD LIBOR + 2.75%), 11/01/26	United States	111,321	103,528
	Food & Staples Retailing 0.1%
	Aramark Corp., U.S. Term B-4 Loan, 2.739%, (1-month USD LIBOR + 1.75%), 1/15/27	United States	460,000	430,100
	Whatabrands LLC (Whataburger), 2020 Refinancing Term Loans, 3.766%, (1-month USD LIBOR + 2.75%), 8/02/26	United States	19,950	17,057
				447,157
	Food, Beverage & Tobacco 0.0%†
	B&G Foods Inc., Tranche B-4 Term Loan, 3.489%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	99,500	94,857
	JBS USA Lux SA, New Term Loans, 3.072%, (3-month USD LIBOR + 2.00%), 5/01/26	United States	43,897	41,451
				136,308
  |  18

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
[e]	Senior Floating Rate Interests (continued)
	Health Care Equipment & Services 0.0%†
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 3.239%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	99,748	$97,255
[f]	Phoenix Guarantor Inc., Tranche B-1 Term Loan, 4.113%, (1-month USD LIBOR + 3.25%), 3/05/26	United States	30,000	27,600
[f]	Refinancing Date Term Loans, Term Loan, 4/02/25	United States	4,438	4,088
[f,g]	US Anesthesia Partners Inc., First Lien Term Loan, TBD, 6/23/24	United States	13,333	10,100
				139,043
	Household & Personal Products 0.0%†
	Knowlton Development Corp., Initial Term Loan, 4.739%, (1-month USD LIBOR + 3.75%), 12/21/25	United States	18,251	15,970
	Insurance 0.0%†
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issue, Initial Term Loan, 3.989%, (1-month USD LIBOR + 3.00%), 5/10/25	United States	39,898	37,072
[f]	AssuredPartners Inc., 2020 February Refinancing Term Loans, 4.489%, (1-month USD LIBOR + 3.50%), 2/13/27	United States	29,925	26,708
				63,780
	Materials 0.0%†
	Berry Global Inc., Term Y Loans, 2.863%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	99,749	94,462
[f,g]	BWAY Holding Co. Inc., Term Loan B, TBD, 4/03/24	United States	30,000	24,825
				119,287
	Media & Entertainment 0.1%
[f,g]	Banijay Group US Holding Inc., Facility B (USD) Loan, TBD, 2/03/25	France	20,000	18,000
	Charter Communications Operating LLC (CCO Safari III LLC), Term B-2 Loan, 2.74%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	197,992	191,393
	Diamond Sports Group LLC, Term Loan, 4.18%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	67,926	53,322
	Gray Television Inc., Term C Loan, 4.015%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	255,532	246,588
				509,303
	Pharmaceuticals, Biotechnology & Life Sciences 0.0%†
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 2.684%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	69,825	67,281
	Retailing 0.1%
	Michaels Stores, Inc.,
	2018 New Replacement Term B Loan, 3.50%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	137,063	115,818
	2018 New Replacement Term B Loan, 3.558% - 3.568%, (3-month USD LIBOR + 2.50%), 1/28/23	United States	162,084	136,961
[f]	Bass Pro Group LLC, Initial Term Loans, 6.072%, (3-month USD LIBOR + 5.00%), 9/25/24	United States	149,235	126,850
	Harbor Freight Tools USA Inc., Refinancing Loans, 3.489%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	99,745	91,516
	Staples Inc., 2019 Refinancing Term B-1 Loans, 6.515%, (1-month USD LIBOR + 5.00%), 4/12/26	United States	14,597	11,714
				482,859
  |  19

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
[e]	Senior Floating Rate Interests (continued)
	Software & Services 0.1%
	Dcert Buyer Inc., Initial Term Loans, 4.989%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	50,000		$44,958
	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 3.75%, (1-month USD LIBOR + 2.75%), 2/01/22	United States	99,487		96,453
[f]	LegalZoom.com Inc., 2018 Term Loans, 5.489%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	39,924		35,732
[f]	Surf Holdings LLC (Sophos), Dollar Tranche Term Loan, 4.814%, (3-month USD LIBOR + 3.50%), 3/05/27	United States	30,372		27,259
[f]	TIBCO Software Inc., Term B-3 Loans, 4.74%, (1-month USD LIBOR + 3.75%), 7/31/26	United States	30,000		28,500
[f,g]	Verscend Holding Corp., Term B Loans, TBD, 7/27/25	United States	19,950		18,952
[f]	Waystar (Navicure Inc), Initial Term Loans, 4.989%, (1-month USD LIBOR + 4.00%), 10/22/26	United States	30,000		28,350
					280,204
	Technology Hardware & Equipment 0.0%†
	CommScope Inc., Initial Term Loans, 4.239%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	69,824		65,984
	Telecommunication Services 0.0%†
	Aventiv Technologies, LLC,
	Initial Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	76		60
	Initial Term Loan, 5.50%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	29,620		23,548
	Global Tel*Link Corp., First Lien Term Loan, 5.70%, (3-month USD LIBOR + 4.25%), 11/29/25	United States	39,599		34,154
					57,762
	Transportation 0.1%
	Air Canada, Term Loans, 2.50%, (1-month USD LIBOR + 1.75%), 10/06/23	Canada	197,315		185,476
	Allegiant Travel Co., Class B Term Loan, 4.707%, (3-month USD LIBOR + 3.00%), 2/05/24	United States	75,000		60,000
	Avis Budget Car Rental LLC, Tranche B Term, 2.74%, (1-month USD LIBOR + 1.75%), 8/06/27	United States	197,985		171,257
	Westjet Airlines Ltd., Initial Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	29,925		23,566
	XPO Logistics Inc., Refinanced Term Loan, 3.613%, (3-month USD LIBOR + 2.00%), 2/24/25	United States	200,000		191,500
					631,799
	Total Senior Floating Rate Interests (Cost $5,730,782)				5,222,731
	Foreign Government and Agency Securities 0.9%
[c]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	550,000		229,110
[d]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	550,000	EUR	504,188
[c]	Banque Ouest Africaine de Developpement, senior note, 144A, 5.00%, 7/27/27	Supranational[h]	300,000		281,481
[c]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	23,800,000	DOP	412,962
[c]	Government of Belarus International Bond, senior note, 144A, 7.625%, 6/29/27	Belarus	400,000		403,556
  |  20

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	1,000,000,000	COP	$272,478
	senior bond, 5.00%, 6/15/45	Colombia	300,000		310,500
[c]	Government of Gabon,
	144A, 6.375%, 12/12/24	Gabon	230,564		161,683
	senior note, 144A, 6.625%, 2/06/31	Gabon	350,000		216,593
[c]	Government of Indonesia, senior bond, 144A, 4.35%, 1/08/27	Indonesia	300,000		311,599
[c]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	650,000		497,250
[c]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	300,000		339,653
	Government of Mexico, senior note, 4.15%, 3/28/27	Mexico	600,000		615,900
	Government of Peru, senior bond, 6.55%, 3/14/37	Peru	100,000		144,157
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	8,500,000	ZAR	351,425
[c]	Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32	Ukraine	600,000		547,505
[i]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	17,556,251	UYU	397,582
	Total Foreign Government and Agency Securities (Cost $7,358,865)				5,997,622
	U.S. Government and Agency Securities 4.1%
	Federal Agricultural Mortgage Corp., 2.90%, 1/03/22	United States	800,000		831,692
	FFCB,
	3.17%, 3/07/28	United States	800,000		913,366
	senior bond, 2.86%, 7/11/28	United States	800,000		921,027
	Hashemite Kingdom of Jordan Government AID Bond, senior note, 2.578%, 6/30/22	United States	800,000		828,852
	Israel Government Agency for International Development Bond, 5.50%, 9/18/23	United States	1,110,000		1,290,500
	Overseas Private Investment Corp., senior note, 2.12%, 3/20/24	United States	400,000		414,608
	TVA, 5.88%, 4/01/36	United States	630,000		965,012
	U.S. Treasury Bond,
	3.75%, 8/15/41	United States	390,000		579,485
	3.125%, 2/15/42	United States	1,665,000		2,276,367
	2.50%, 2/15/46	United States	840,000		1,056,103
	3.00%, 2/15/49	United States	2,100,000		2,929,090
	2.25%, 8/15/49	United States	300,000		365,086
	[i] Index Linked, 2.00%, 1/15/26	United States	519,835		578,518
	[i] Index Linked, 1.75%, 1/15/28	United States	2,400,903		2,733,048
	[i] Index Linked, 3.625%, 4/15/28	United States	717,649		924,382
	U.S. Treasury Note,
	2.375%, 8/15/24	United States	880,000		957,172
	2.25%, 8/15/27	United States	1,920,000		2,155,650
	[i] Index Linked, 0.125%, 7/15/24	United States	869,044		871,108
	[i] Index Linked, 0.375%, 7/15/25	United States	4,459,530		4,550,853
	[i] Index Linked, 0.375%, 7/15/27	United States	1,476,236		1,519,988
	Total U.S. Government and Agency Securities (Cost $24,980,817)				27,661,907
  |  21

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 5.6%
	Diversified Financials 5.6%
[c,j]	Adagio CLO VIII DAC, VIII-A, B1, 144A, FRN, 1.65%, 4/15/32	Ireland	250,000	EUR	$237,860
	American Express Credit Account Master Trust,
	[j] 2018-3, A, FRN, 1.025%, 10/15/25	United States	1,040,000		1,018,203
	2019-3, A, 2.00%, 4/15/25	United States	410,000		415,749
[c,j]	Ares European CLO VIII BV,
	8A, AR, 144A, FRN, 0.92%, 4/17/32	Netherlands	600,000	EUR	615,917
	8A, BR, 144A, FRN, 1.60%, 4/17/32	Netherlands	250,000	EUR	239,959
[c,k]	Atrium XII, 12A, CR, 144A, FRN, 3.452%, (3-month USD LIBOR + 1.65%), 4/22/27	United States	1,240,000		1,048,979
[c,j]	Avoca CLO XVII Designated Activity Co., 17A, B1R, 144A, FRN, 1.70%, 10/15/32	Ireland	250,000	EUR	242,167
[c,j]	Blackrock European CLO IX DAC,
	9A, A, 144A, FRN, 0.90%, 12/15/32	Ireland	500,000	EUR	513,481
	9A, B, 144A, FRN, 1.55%, 12/15/32	Ireland	250,000	EUR	238,590
[c,j]	BlueMountain CLO XXII Ltd., 2018-1A, B, 144A, FRN, 3.47%, 7/30/30	United States	900,000		792,456
[c,j]	Bluemountain Fuji Eur CLO V DAC,
	5A, A, 144A, FRN, 0.91%, 1/15/33	Ireland	600,000	EUR	617,195
	5A, B, 144A, FRN, 1.55%, 1/15/33	Ireland	250,000	EUR	241,886
[c,k]	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN, 2.981%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	650,000		613,459
[c]	BRAVO Residential Funding Trust, 2019-1, A1C, 144A, 3.50%, 3/25/58	United States	778,820		786,293
[c]	BWAY Mortgage Trust, 2013-1515, C, 144A, 3.454%, 3/10/33	United States	750,000		782,765
	Capital One Multi-Asset Execution Trust, 2015-A4, A4, 2.75%, 5/15/25	United States	380,000		384,929
[c,j]	Carlyle Euro CLO DAC, 2019-2A, A1A, 144A, FRN, 1.11%, 8/15/32	Ireland	350,000	EUR	362,991
[c,k]	Carlyle Global Market Strategies CLO Ltd.,
	2014-4RA, C, 144A, FRN, 4.731%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	250,000		184,504
	2015-2A, A1R, 144A, FRN, 2.574%, (3-month USD LIBOR + 0.78%), 4/27/27	United States	804,267		782,181
[c,j]	Cent CLO, 2018-28A, C, 144A, FRN, 5.162%, 11/07/30	United States	750,000		563,825
[c,j]	CIM Trust, 2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	511,500		512,369
[j]	Citibank Credit Card Issuance Trust,
	2017-A7, A7, FRN, 1.375%, 8/08/24	United States	130,000		128,317
	2018-A2, A2, FRN, 1.103%, 1/20/25	United States	1,280,000		1,255,980
[c,k]	Dryden 42 Senior Loan Fund, 2016-42A, CR, 144A, FRN, 3.881%, (3-month USD LIBOR + 2.05%), 7/15/30	United States	900,000		743,165
[c,j]	Euro-Galaxy III CLO BV, 2013-3A, B2ER, 144A, FRN, 1.50%, 1/17/31	Netherlands	250,000	EUR	247,200
	FHLMC Structured Agency Credit Risk Debt Notes,
	[k] 2016-DNA2, M3, FRN, 5.597%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	870,486		837,025
	[k] 2016-HQA2, M3, FRN, 6.097%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	750,000		719,832
	[j] 2017-DNA2, M2, FRN, 4.397%, 10/25/29	United States	1,000,000		904,404
	[k] 2017-DNA3, M2, FRN, 3.447%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	1,000,000		874,492
	[j] 2017-HQA1, M2, FRN, 4.497%, 8/25/29	United States	250,000		198,756
	[j] 2017-HQA3, M2, FRN, 3.297%, 4/25/30	United States	219,063		190,703
  |  22

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FNMA Connecticut Avenue Securities,
	[k] 2013-C01, M2, FRN, 6.197%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	749,711		$741,287
	[k] 2014-C01, M2, FRN, 5.347%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	913,031		859,698
	[k] 2014-C03, 1M2, FRN, 3.947%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	1,270,841		1,176,557
	[k] 2014-C04, 2M2, FRN, 5.947%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	1,013,231		987,064
	[j] 2016-C02, 1M2, FRN, 6.947%, 9/25/28	United States	757,575		747,210
	[j] 2016-C04, 1M2, FRN, 5.197%, 1/25/29	United States	927,790		882,230
	[j] 2016-C05, 2M2, FRN, 5.397%, 1/25/29	United States	319,941		308,767
	[j] 2016-C06, 1M2, FRN, 5.197%, 4/25/29	United States	180,000		175,197
	[k] 2017-C01, 1M2, FRN, 4.497%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	993,868		920,152
	[j] 2017-C02, 2M2, FRN, 4.597%, 9/25/29	United States	550,000		401,468
	[j] 2017-C03, 1M2, FRN, 3.947%, 10/25/29	United States	1,000,000		898,746
	[j] 2017-C05, 1M2, FRN, 3.147%, 1/25/30	United States	944,590		845,008
[c,j]	Holland Park CLO DAC, 1A, A1RR, 144A, FRN, 0.92%, 11/14/32	Ireland	1,300,000	EUR	1,322,969
[c,k]	LCM XXV Ltd., 25A, B2, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	1,200,000		1,088,689
[c,j]	Madison Park Euro Funding VIII DAC,
	8A, ARN, 144A, FRN, 0.95%, 4/15/32	Ireland	1,100,000	EUR	1,132,414
	8A, BRN, 144A, FRN, 1.70%, 4/15/32	Ireland	300,000	EUR	291,219
[c,j]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	250,000	EUR	265,497
[c,j]	Mill City Mortgage Loan Trust, 2018-2, A1, 144A, FRN, 3.50%, 5/25/58	United States	1,044,495		1,066,220
[c,j]	Neuberger Berman CLO XVIII Ltd., 2014-18A, CR2, 144A, FRN, 4.819%, 10/21/30	United States	800,000		594,047
[c,j]	Octagon Investment Partners 18-R Ltd., 2018-18A, A1A, 144A, FRN, 2.803%, 4/16/31	United States	1,000,000		950,820
[c,j]	Octagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN, 3.601%, 10/24/30	United States	1,200,000		1,085,383
[c,k]	Octagon Investment Partners XVI Ltd., 2013-1A, CR, 144A, FRN, 3.686%, (3-month USD LIBOR + 1.85%), 7/17/30	United States	850,000		682,843
[c,j]	Provident Funding Mortgage Trust, 2019-1, A2, 144A, FRN, 3.00%, 12/25/49	United States	314,548		318,091
[c,j]	Provident Funding Mortgage Trust 2020-1, 2020-1, A3, 144A, FRN, 3.00%, 2/25/50	United States	495,184		498,245
[c,j]	Towd Point Mortgage Trust,
	2015-5, A1B, 144A, FRN, 2.75%, 5/25/55	United States	536,167		535,118
	2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	1,239,486		1,252,836
	2018-3, A1, 144A, FRN, 3.75%, 5/25/58	United States	939,803		944,621
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $42,367,654)				38,268,028
  |  23

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Mortgage-Backed Securities 11.1%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.1%
[l]	FHLMC 30 Year, 2.50%, 4/01/50	United States	1,050,000	$1,088,145
[l]	FHLMC 30 Year, 3.00%, 4/01/50	United States	14,185,000	14,893,197
	FHLMC 30 Year, 4.00%, 7/01/49	United States	2,167,176	2,314,299
	FHLMC 30 Year, 4.00%, 8/01/49	United States	2,247,030	2,399,356
				20,694,997
	Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
	FNMA 30 Year, 3.00%, 1/01/50	United States	5,933,790	6,234,998
	FNMA 30 Year, 3.50%, 6/01/49	United States	1,988,128	2,105,406
	FNMA 30 Year, 4.00%, 1/01/50	United States	1,107,946	1,182,760
				9,523,164
	Government National Mortgage Association (GNMA) Fixed Rate 6.6%
	GNMA II SF 30 Year, 3.00%, 9/20/47	United States	2,548,023	2,704,447
	GNMA II SF 30 Year, 3.00%, 2/20/50	United States	1,616,498	1,715,736
	GNMA II SF 30 Year, 3.50%, 10/20/49	United States	11,497,161	12,141,504
	GNMA II SF 30 Year, 3.50%, 11/20/49	United States	2,362,115	2,495,455
	GNMA II SF 30 Year, 3.50%, 12/20/49	United States	5,731,275	6,055,775
	GNMA II SF 30 Year, 3.50%, 2/20/50	United States	10,976,233	11,623,844
	GNMA II SF 30 Year, 4.00%, 11/20/49	United States	4,822,358	5,136,176
	GNMA II SF 30 Year, 4.00%, 12/20/49	United States	2,828,305	3,032,879
				44,905,816
	Total Mortgage-Backed Securities (Cost $73,466,734)			75,123,977
	Municipal Bonds 1.0%
	Birmingham Water Works Board Water Revenue, Senior, Refunding, 3.573%, 1/01/45	United States	530,000	544,813
	Board of Regents of the Texas A & M University System Revenue, Permanent University Fund, Refunding, 3.10%, 7/01/49	United States	355,000	358,635
	Broward County Airport System Revenue, Refunding, Series C, 3.477%, 10/01/43	United States	140,000	136,303
	California Health Facilities Financing Authority Revenue,
	Senior, No Place Like Home Program, 2.934%, 6/01/32	United States	135,000	135,830
	Senior, No Place Like Home Program, 2.984%, 6/01/33	United States	115,000	115,592
	Senior, No Place Like Home Program, 3.034%, 6/01/34	United States	90,000	90,444
	City of Austin Electric Utility System Revenue, Travis and Williamson Counties, Refunding, 6.262%, 11/15/32	United States	270,000	332,286
	Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, 4.094%, 1/15/49	United States	70,000	71,001
	Gilroy USD, GO, Santa Clara County, Refunding, 3.364%, 8/01/47	United States	290,000	288,538
	Greenville City School District GO, County of Darke, School Improvement, Refunding, 3.541%, 1/01/51	United States	330,000	330,950
	Honolulu City and County Wastewater System Revenue, Second Bond Resolution, Refunding, Junior Series B, 2.585%, 7/01/28	United States	50,000	52,503
	Kaiser Foundation Hospitals, 3.266%, 11/01/49	United States	445,000	444,620
	Massachusetts State College Building Authority Revenue, Refunding, Series C, 3.373%, 5/01/43	United States	230,000	234,841
	Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Subordinated, Refunding, Series B, 3.395%, 10/15/40	United States	265,000	271,919
  |  24

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
	Country/Organization	Principal Amount*	Value
Municipal Bonds (continued)
Metro Wastewater Reclamation District Sewer Revenue, Refunding, Series B, 3.158%, 4/01/41	United States	220,000	$224,420
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series B, 4.131%, 6/15/42	United States	160,000	155,346
New York State Dormitory Authority Revenues, Non State Supported Debt, State University of New York Dormitory Facilities, Series B, 3.142%, 7/01/43	United States	140,000	139,276
New York State GO, Refunding, Series B, 3.20%, 2/15/39	United States	530,000	543,192
Ohio State Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series G, 3.276%, 1/01/42	United States	90,000	90,445
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Refunding, Series B, 3.168%, 11/15/38	United States	175,000	180,227
Pennsylvania State Turnpike Commission Turnpike Revenue, Motor License Fund-Enhanced, Subordinate, Refunding, First Series, 3.579%, 12/01/43	United States	440,000	444,057
Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 3.258%, 11/01/38	United States	140,000	144,879
RWJ Barnabas Health Inc., 3.477%, 7/01/49	United States	120,000	122,088
Salt Lake City Sales and Excise Tax Revenue, Refunding, Series B, 3.102%, 4/01/38	United States	125,000	126,049
San Bernardino Community College District GO, San Bernadino and Riverside Counties, Election of 2018, Series A-1, 3.271%, 8/01/39	United States	100,000	101,574
San Diego County Regional Transportation Commission Sales Tax Revenue, Limited Tax, Refunding, Series A, 3.248%, 4/01/48	United States	105,000	103,263
San Francisco City and County Public Utilities Commission Water Revenue, Green Bonds, Refunding, Sub-Series A, 3.473%, 11/01/43	United States	105,000	97,583
Texas State GO, Transportation Commission, Highway Improvement, Refunding, 3.211%, 4/01/44	United States	265,000	273,029
Texas State University System Financing Revenue,
Refunding, Series B, 2.938%, 3/15/33	United States	105,000	105,292
Refunding, Serise B, 3.289%, 3/15/40	United States	90,000	89,212
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Refunding, Series C, 3.005%, 9/15/41	United States	250,000	253,850
Utah Transit Authority Sales Tax Revenue, Refunding, Series B, 3.443%, 12/15/42	United States	175,000	178,049
Total Municipal Bonds (Cost $6,700,980)			6,780,106
Total Investments before Short Term Investments (Cost $714,163,919)			649,400,576
  |  25

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $34,353,614) 5.1%
	Money Market Funds 5.1%
[b,m]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	34,353,614	$34,353,614
	Total Investments (Cost $748,517,533) 101.1%			683,754,190
	Options Written (0.0)%†			(282,728)
	Other Assets, less Liabilities (1.1)%			(6,992,017)
	Net Assets 100.0%			$676,479,445
		Number of Contracts	Notional Amount*
	Options Written (0.0)%†
	Puts - Over-the-Counter
	Credit Default Swaptions (0.0)%†
	Buy Protection on CDX.NA.IG.33, Counterparty BZWS, Premium Rate 5.00%, Strike Price $105, Expires 4/15/20	1	8,200,000	(60,664)
	Interest Rate Swaptions (0.0)%†
	Receive fixed 1.30%, Counterparty JPHQ, pay float 3 month USD LIBOR, Expires 5/19/20	1	3,800,000	(222,064)
	Total Options Written (Premiums received $29,640)			$(282,728)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 9 regarding investments in affiliated management investment companies.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $51,296,630, representing 7.6% of net assets.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $1,915,340, representing 0.3% of net assets.
[e]The coupon rate shown represents the rate at period end.
[f]A portion or all of the security purchased on a delayed delivery basis.
[g]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[h]A supranational organization is an entity formed by two or more central governments through international treaties.
[i]Principal amount of security is adjusted for inflation.
[j]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[k]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[l]A portion or all of the security purchased on a to-be-announced (TBA) basis.
[m]The rate shown is the annualized seven-day effective yield at period end.
  |  26

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	112	$14,390,320	6/19/20	$598,784
Interest Rate Contracts
Australian 3 Yr. Bond	Long	45	3,237,305	6/15/20	17,511
Australian 10 Yr. Bond	Long	6	555,121	6/15/20	10,474
Canada 10 Yr. Bond	Long	52	5,436,078	6/19/20	248,196
CME Ultra Long Term U.S. Treasury Bond	Long	7	1,553,125	6/19/20	77,544
Euro-BTP	Long	35	5,457,153	6/08/20	(210,792)
Euro-Bund	Long	14	2,662,933	6/08/20	(53,576)
U.S. Treasury 2 Yr. Note	Long	56	12,341,438	6/30/20	173,017
U.S. Treasury 5 Yr. Note	Long	5	626,797	6/30/20	3,119
U.S. Treasury 10 Yr. Note	Long	76	10,540,250	6/19/20	52,640
U.S. Treasury 10 Yr. Note	Short	14	1,941,625	6/19/20	(19,490)
U.S. Treasury 30 Yr. Bond	Long	2	358,125	6/19/20	(2,592)
Ultra 10 Yr. U.S. Treasury Note	Long	23	3,588,719	6/19/20	2,219
			$48,298,669	$298,270
Total Futures Contracts			$62,688,989	$897,054

*As of period end.

At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Turkish Lira	JPHQ	Buy	1,380,000	218,822		4/15/20	$ —	$(11,138)
Indonesian Rupiah	JPHQ	Buy	4,950,000,000	345,598		6/15/20	—	(46,051)
Australian Dollar	JPHQ	Sell	1,100,000	758,373		7/02/20	82,526	—
Japanese Yen	CITI	Buy	182,581,700	1,700,000		7/16/20	5,414	—
Australian Dollar	JPHQ	Sell	390,000	267,856		7/21/20	28,243	—
Japanese Yen	JPHQ	Buy	239,900,000	2,216,760		7/22/20	24,438	—
Canadian Dollar	JPHQ	Sell	430,000	327,148		7/23/20	21,372	—
Danish Krone	JPHQ	Sell	7,518,245	1,122,696		7/23/20	7,616	—
Euro	JPHQ	Sell	696,577	776,366		7/23/20	5,107	—
Mexican Peso	JPHQ	Buy	6,950,000	360,128		7/23/20	—	(72,424)
Norwegian Krone	JPHQ	Buy	6,740,000	745,252		7/23/20	—	(95,382)
Norwegian Krone	JPHQ	Sell	6,740,000	661,303		7/23/20	11,433	—
Euro	JPHQ	Sell	380,000	427,861		8/05/20	6,961	—
Japanese Yen	JPHQ	Buy	102,000,000	956,668		8/13/20	—	(3,139)
Singapore Dollar	JPHQ	Sell	3,750,000	279,675,187	JPY	8/13/20	—	(28,841)
Chinese Yuan Renminbi	JPHQ	Buy	5,095,000	730,016		8/21/20	—	(13,479)
Chinese Yuan Renminbi	JPHQ	Sell	5,095,000	723,660		8/21/20	7,123	—
  |  27

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Buy	70,500,000	674,444	9/14/20	$ —	$(14,760)
Canadian Dollar	JPHQ	Sell	1,450,000	1,047,083	9/15/20	15,789	—
Euro	JPHQ	Sell	1,504,009	1,691,860	9/15/20	23,982	—
Norwegian Krone	JPHQ	Buy	7,680,000	760,411	9/15/20	—	(19,851)
Norwegian Krone	JPHQ	Sell	7,680,000	752,941	9/15/20	12,381	—
South Korean Won	JPHQ	Sell	467,500,000	380,855	9/16/20	—	(5,173)
Total Forward Exchange Contracts						$252,385	$(310,238)
Net unrealized appreciation (depreciation)							$(57,853)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2020, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.32	1.00%	Quarterly		12/20/24	$1,500,000	$(173,919)	$(84,046)	$(89,873)
CDX.NA.HY.33	5.00%	Quarterly		12/20/24	1,341,200	(79,901)	45,542	(125,443)	Non-
									Investment Grade
CDX.NA.IG.33	1.00%	Quarterly		12/20/24	2,000,000	(6,654)	23,505	(30,159)	Investment
									Grade
Total Centrally Cleared Swap Contracts						$(260,474)	$(14,999)	$(245,475)
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Avon Products Inc.	(5.00)%	Quarterly	CITI	3/20/23	$260,000	$27,258	$(22,463)	$49,721
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	CITI	12/20/21	550,000	(400,602)	(248,925)	(151,677)	CCC-
Government of Russia	1.00%	Quarterly	CITI	12/20/24	300,000	(11,070)	2,810	(13,880)	BBB-
Traded Index
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	250,000	(54,207)	—	(54,207)	Non-
									Investment Grade
Total OTC Swap Contracts						$(438,621)	$(268,578)	$(170,043)
Total Credit Default Swap Contracts						$(699,095)	$(283,577)	$(415,518)
  |  28

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
Credit Default Swap Contracts (continued)
[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BZWS	$260,000
CITI	120,000
JPHQ	270,000
Total collateral	$650,000

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The Fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying instruments.

At March 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			280,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	250,000	EUR	$5,925
Receive Floating 3-month USD LIBOR + 1.305%	Quarterly			387,450	USD
Pay Floating 3-month EUR LIBOR + 1.11%	Quarterly	JPHQ	8/20/21	350,000	EUR	2,890
Receive Floating 3-month USD LIBOR + 1.23%	Quarterly			277,500	USD
Pay Floating 3-month EUR LIBOR + 1.07%	Quarterly	CITI	9/17/21	250,000	EUR	1,769
Receive Floating 3-month USD LIBOR + 1.87%	Quarterly			275,000	USD
Pay Floating 3-month EUR LIBOR + 1.70%	Quarterly	CITI	10/15/21	250,000	EUR	577
Receive Floating 3-month USD LIBOR + 1.25%	Quarterly			1,221,000	USD
Pay Floating 3-month EUR LIBOR + 1.10%	Quarterly	CITI	10/30/21	1,100,000	EUR	12,558
Receive Floating 3-month USD LIBOR + 1.175%	Quarterly			1,436,500	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	11/22/21	1,300,000	EUR	5,488
Receive Floating 3-month USD LIBOR + 1.17%	Quarterly			832,500	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	11/29/21	750,000	EUR	6,677
Receive Floating 3-month USD LIBOR + 1.174%	Quarterly			1,554,000	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	12/10/21	1,400,000	EUR	9,761
Receive Floating 3-month USD LIBOR + 1.318%	Quarterly			943,500	USD
Pay Floating 3-month EUR LIBOR + 1.20%	Quarterly	CITI	12/12/21	850,000	EUR	5,484
Total Cross Currency Swap Contracts						$51,129

  |  29

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund (continued)
At March 31, 2020, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.719%	At maturity	8/14/26	$550,000	$(36,042)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.913%	At maturity	1/14/29	1,500,000	(134,195)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.943%	At maturity	1/15/29	5,100,000	(470,414)
Total Inflation Index Swap Contracts				$(640,651)

At March 31, 2020, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	BZWS	6/20/20	$1,400,000	$(73,963)

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 157.
  |  30

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Flex Cap Growth VIP Fund
		Shares	Value
	Common Stocks 100.9%
	Capital Goods 3.3%
	The Boeing Co.	2,376	$354,357
	Fortive Corp.	16,873	931,221
	Raytheon Co.	6,723	881,721
	Roper Technologies Inc.	3,304	1,030,220
			3,197,519
	Commercial & Professional Services 2.2%
[a]	CoStar Group Inc.	1,601	940,123
	Verisk Analytics Inc.	8,436	1,175,810
			2,115,933
	Consumer Durables & Apparel 1.5%
	NIKE Inc., B	17,651	1,460,444
	Diversified Financials 2.4%
	CME Group Inc.	6,757	1,168,353
	Intercontinental Exchange Inc.	14,137	1,141,563
			2,309,916
	Food & Staples Retailing 4.0%
	Costco Wholesale Corp.	13,546	3,862,371
	Health Care Equipment & Services 12.5%
	Abbott Laboratories	25,585	2,018,912
[a]	Alcon Inc. (Switzerland)	22,124	1,124,342
	Becton, Dickinson and Co.	4,217	968,940
	Danaher Corp.	16,683	2,309,094
[a]	IDEXX Laboratories Inc.	8,336	2,019,313
[a]	Intuitive Surgical Inc.	3,338	1,653,011
[a]	Veeva Systems Inc.	13,224	2,067,837
			12,161,449
	Household & Personal Products 3.0%
	Estee Lauder Cos. Inc., A	18,062	2,877,999
	Media & Entertainment 11.6%
[a]	Alphabet Inc., C	5,335	6,203,591
[a]	Charter Communications Inc., A	4,383	1,912,347
[a]	Facebook Inc., A	7,831	1,306,211
[a]	Netflix Inc.	4,869	1,828,309
			11,250,458
	Pharmaceuticals, Biotechnology & Life Sciences 1.0%
[a]	10X Genomics Inc., A	413	25,738
[a]	Illumina Inc.	3,304	902,389
[a]	PPD Inc.	887	15,797
			943,924
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  31

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Flex Cap Growth VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Real Estate 5.7%
	American Tower Corp.	9,767	$2,126,764
	Crown Castle International Corp.	16,266	2,348,811
	Equinix Inc.	1,621	1,012,428
			5,488,003
	Retailing 9.6%
[a]	Alibaba Group Holding Ltd., ADR (China)	7,919	1,540,087
[a]	Amazon.com Inc.	3,829	7,465,478
[a]	Booking Holdings Inc.	249	334,985
[a]	Chewy Inc., A	370	13,871
			9,354,421
	Semiconductors & Semiconductor Equipment 6.8%
	Analog Devices Inc.	26,801	2,402,710
	NVIDIA Corp.	8,336	2,197,370
	Xilinx Inc.	25,857	2,015,294
			6,615,374
	Software & Services 35.3%
[a]	Adobe Inc.	8,336	2,652,849
[a,b]	Bill.Com Holdings Inc.	613	20,964
	Mastercard Inc., A	21,071	5,089,911
	Microsoft Corp.	59,687	9,413,237
[a]	PayPal Holdings Inc.	16,380	1,568,221
[a]	salesforce.com Inc.	32,045	4,613,839
[a]	ServiceNow Inc.	21,561	6,178,951
	Visa Inc., A	22,118	3,563,652
[a]	Workday Inc., A	8,208	1,068,846
			34,170,470
	Technology Hardware & Equipment 0.8%
[a]	Keysight Technologies Inc.	9,832	822,742
	Utilities 1.2%
	NextEra Energy Inc.	4,854	1,167,969
	Total Common Stocks (Cost $54,416,075)		97,798,992
	Short Term Investments 0.0%†
	Money Market Funds (Cost $259) 0.0%†
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	259	259
  |  32

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Flex Cap Growth VIP Fund (continued)
		Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds (Cost $19,250) 0.0%†
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	19,250	$19,250
	Total Investments (Cost $54,435,584) 100.9%		97,818,501
	Other Assets, less Liabilities (0.9)%		(915,333)
	Net Assets 100.0%		$96,903,168

See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2020.
[c]See Note 9 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  33

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Global Real Estate VIP Fund
	Country	Shares	Value
Common Stocks 98.7%
Diversified Real Estate Activities 9.7%
CapitaLand Ltd.	Singapore	731,688	$1,466,354
Mitsubishi Estate Co. Ltd.	Japan	186,636	2,767,999
Mitsui Fudosan Co. Ltd.	Japan	151,929	2,642,458
New World Development Co. Ltd.	Hong Kong	974,780	1,048,631
Nomura Real Estate Holdings Inc.	Japan	51,147	834,655
Sun Hung Kai Properties Ltd.	Hong Kong	191,228	2,520,880
			11,280,977
Diversified REITs 6.2%
Gecina SA	France	12,294	1,636,133
GPT Group	Australia	313,395	698,842
Hulic REIT Inc.	Japan	823	958,107
Kenedix Office Investment Corp.	Japan	250	1,322,702
Premier Investment Corp.	Japan	930	1,029,922
VEREIT Inc.	United States	304,632	1,489,651
			7,135,357
Health Care REITs 5.2%
Healthpeak Properties Inc.	United States	99,598	2,375,412
Physicians Realty Trust	United States	71,945	1,002,913
Welltower Inc.	United States	58,885	2,695,756
			6,074,081
Hotel & Resort REITs 2.3%
Host Hotels & Resorts Inc.	United States	78,718	869,047
MGM Growth Properties LLC, A	United States	49,555	1,172,967
Ryman Hospitality Properties Inc.	United States	16,518	592,170
			2,634,184
Industrial REITs 17.8%
Americold Realty Trust	United States	50,849	1,730,900
First Industrial Realty Trust Inc.	United States	40,055	1,331,028
GLP J-REIT	Japan	1,488	1,682,466
Goodman Group	Australia	294,894	2,191,956
Mapletree Logistics Trust	Singapore	1,084,425	1,201,277
Prologis Inc.	United States	91,318	7,339,228
Rexford Industrial Realty Inc.	United States	57,490	2,357,665
Segro PLC	United Kingdom	289,408	2,734,340
			20,568,860
Integrated Telecommunication Services 0.5%
Cellnex Telecom SA	Spain	12,510	567,330
Office REITs 13.3%
Alexandria Real Estate Equities Inc.	United States	25,894	3,549,032
Boston Properties Inc.	United States	14,013	1,292,419
Cousins Properties Inc.	United States	71,861	2,103,371
Derwent London PLC	United Kingdom	53,206	2,148,066
Dexus	Australia	263,756	1,472,810
Ichigo Office REIT Investment Corp.	Japan	1,040	724,311
Inmobiliaria Colonial SA	Spain	139,328	1,326,535
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  34

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Office REITs (continued)
	Kilroy Realty Corp.	United States	27,946	$1,780,160
	ORIX JREIT Inc.	Japan	812	1,072,147
				15,468,851
	Real Estate Development 1.6%
	CK Asset Holdings Ltd.	Hong Kong	341,941	1,872,314
	Real Estate Operating Companies 8.6%
	Aroundtown SA	Germany	174,357	872,499
	Deutsche Wohnen AG	Germany	37,980	1,439,001
	Fabege AB	Sweden	95,261	1,213,060
	Grainger PLC	United Kingdom	397,206	1,263,330
	Hufvudstaden AB, A	Sweden	44,723	609,919
	Shurgard Self Storage SA	Belgium	19,461	577,182
	Vonovia SE	Germany	79,309	3,944,035
				9,919,026
	Residential REITs 14.1%
	American Homes 4 Rent, A	United States	95,827	2,223,186
	AvalonBay Communities Inc.	United States	26,458	3,893,824
	Camden Property Trust	United States	30,847	2,444,316
	Canadian Apartment Properties REIT	Canada	51,819	1,568,008
	Equity Lifestyle Properties Inc.	United States	43,501	2,500,437
	UDR Inc.	United States	72,044	2,632,488
	Unite Group PLC	United Kingdom	111,812	1,115,191
				16,377,450
	Retail REITs 9.7%
	CapitaLand Mall Trust	Singapore	914,094	1,146,234
	Link REIT	Hong Kong	143,629	1,217,187
	Realty Income Corp.	United States	58,007	2,892,229
	Regency Centers Corp.	United States	41,547	1,596,651
	Retail Properties of America Inc., A	United States	109,361	565,397
	Simon Property Group Inc.	United States	25,599	1,404,361
	SmartCentres REIT	Canada	58,740	786,261
	Spirit Realty Capital Inc.	United States	46,769	1,223,009
[a]	Unibail-Rodamco-Westfield	France	6,717	384,957
				11,216,286
	Specialized REITs 9.7%
	Equinix Inc.	United States	4,079	2,547,621
	Extra Space Storage Inc.	United States	35,360	3,386,074
	Public Storage	United States	6,723	1,335,255
	QTS Realty Trust Inc., A	United States	34,529	2,003,027
	SBA Communications Corp., A	United States	7,264	1,961,062
				11,233,039
	Total Common Stocks (Cost $104,580,498)			114,347,755
  |  35

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund (continued)
		Country	Principal Amount	Value
	Short Term Investments 1.0%
	Repurchase Agreements (Cost $765,466) 0.7%
[b]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $765,466) BNP Paribas Securities Corp. (Maturity Value $599,436) Deutsche Bank Securities Inc. (Maturity Value $126,065) HSBC Securities (USA) Inc. (Maturity Value $39,965) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [c]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $782,597)	United States	$765,466	$765,466
			Shares

	Investments from Cash Collateral Received for Loaned Securities 0.3%
	Money Market Funds (Cost $286,000) 0.2%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	286,000	286,000
			Principal Amount

	Repurchase Agreements (Cost $72,705) 0.1%
[b]	Joint Repurchase Agreement, 0.01%, 4/01/20 (Maturity Value $72,705) BNP Paribas Securities Corp. Collateralized by [c]U.S. Treasury Bills, 4/7/20; U.S. Treasury Notes, 2.75%, 5/15/21 - 11/15/23; U.S. Treasury Strips, 8/15/20 – 11/15/23; U.S. Treasury Floating Rate Notes, 0.30%, 10/31/21 (valued at $74,159)	United States	$72,705	72,705
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $358,705)			358,705
	Total Investments (Cost $105,704,669) 99.7%			115,471,926
	Other Assets, less Liabilities 0.3%			396,207
	Net Assets 100.0%			$115,868,133

See Abbreviations on page 157.
[a]A portion or all of the security is on loan at March 31, 2020.
[b]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[c]The security was issued on a discount basis with no stated coupon rate.
[d]See Note 9 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  36

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Growth and Income VIP Fund
	Country	Shares	Value
Common Stocks 83.5%
Communication Services 5.4%
Comcast Corp., A	United States	27,800	$955,764
Rogers Communications Inc., B	Canada	6,944	288,385
TELUS Corp.	Canada	17,900	282,966
Verizon Communications Inc.	United States	26,810	1,440,501
			2,967,616
Consumer Discretionary 4.1%
Lowe’s Cos. Inc.	United States	4,748	408,565
McDonald’s Corp.	United States	5,700	942,495
Target Corp.	United States	9,880	918,544
			2,269,604
Consumer Staples 12.3%
The Coca-Cola Co.	United States	29,750	1,316,437
Nestle SA	Switzerland	5,400	552,499
PepsiCo Inc.	United States	11,198	1,344,880
The Procter & Gamble Co.	United States	15,150	1,666,500
Unilever NV, N.Y. shs.	United Kingdom	12,900	629,391
Walmart Inc.	United States	11,000	1,249,820
			6,759,527
Energy 4.6%
Canadian Natural Resources Ltd.	Canada	17,600	238,480
Chevron Corp.	United States	16,643	1,205,952
Exxon Mobil Corp.	United States	6,877	261,120
Royal Dutch Shell PLC, A, ADR	United Kingdom	16,563	577,883
Suncor Energy Inc.	Canada	16,682	263,575
			2,547,010
Financials 16.5%
Apollo Global Management Inc., A	United States	10,900	365,150
Ares Management Corp., A	United States	12,900	398,997
Arthur J. Gallagher & Co.	United States	5,266	429,231
Bank of America Corp.	United States	54,586	1,158,861
BlackRock Inc.	United States	1,211	532,804
Citigroup Inc.	United States	20,500	863,460
JPMorgan Chase & Co.	United States	24,275	2,185,478
MetLife Inc.	United States	21,000	641,970
Morgan Stanley	United States	37,737	1,283,058
Truist Financial Corp.	United States	30,826	950,674
Wells Fargo & Co.	United States	11,050	317,135
			9,126,818
Health Care 12.2%
Baxter International Inc.	United States	5,700	462,783
HCA Healthcare Inc.	United States	3,970	356,705
Johnson & Johnson	United States	13,365	1,752,552
Medtronic PLC	United States	14,581	1,314,915
Merck & Co. Inc.	United States	11,450	880,963
Pfizer Inc.	United States	32,063	1,046,536
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  37

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	UnitedHealth Group Inc.	United States	3,700	$922,706
				6,737,160
	Industrials 9.3%
	Emerson Electric Co.	United States	10,500	500,325
	Fastenal Co.	United States	6,400	200,000
	Illinois Tool Works Inc.	United States	1,211	172,107
	Lockheed Martin Corp.	United States	2,319	786,025
	Norfolk Southern Corp.	United States	5,900	861,400
	Raytheon Co.	United States	6,116	802,114
	Republic Services Inc.	United States	13,030	978,032
	Stanley Black & Decker Inc.	United States	1,432	143,200
	United Technologies Corp.	United States	7,534	710,682
				5,153,885
	Information Technology 8.2%
	Analog Devices Inc.	United States	4,400	394,460
	Apple Inc.	United States	2,532	643,862
	Cisco Systems Inc.	United States	19,489	766,113
	Intel Corp.	United States	7,357	398,161
	Microsoft Corp.	United States	10,026	1,581,201
	Oracle Corp.	United States	2,979	143,975
	Texas Instruments Inc.	United States	5,896	589,187
				4,516,959
	Materials 0.6%
	BASF SE	Germany	7,437	347,525
	Real Estate 2.3%
	Equity Residential	United States	8,200	506,022
	Host Hotels & Resorts Inc.	United States	22,341	246,645
	Prologis Inc.	United States	6,200	498,294
				1,250,961
	Utilities 8.0%
	Duke Energy Corp.	United States	17,250	1,395,180
	Entergy Corp.	United States	2,200	206,734
	NextEra Energy Inc.	United States	6,754	1,625,147
	Xcel Energy Inc.	United States	19,546	1,178,624
				4,405,685
	Total Common Stocks (Cost $37,203,855)			46,082,750
	Equity-Linked Securities 8.5%
	Consumer Discretionary 3.5%
[a]	JPMorgan Chase Bank NA into The TJX Cos. Inc., 5.50%, 144A	United States	9,000	430,599
[a]	Royal Bank of Canada into Lowe’s Cos. Inc., 7.00%, 144A	United States	3,100	274,849
[a]	Royal Bank of Canada into Tractor Supply Co., 6.00%, 144A	United States	5,700	475,725
[a]	Wells Fargo Bank NA into Amazon.com Inc., 144A	United States	380	735,004
				1,916,177
  |  38

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund (continued)
		Country	Shares	Value
	Equity-Linked Securities (continued)
	Financials 0.9%
[a]	Credit Suisse AG into Bank of America Corp., 7.00%, 144A	United States	22,000	$486,354
	Health Care 0.6%
[a]	Goldman Sachs International into HCA Holdings Inc., 6.00%, 144A	United States	3,500	327,858
	Industrials 1.0%
[a]	Citigroup Global Markets Holdings Inc. into Fastenal Co., 7.00%, 144A	United States	8,000	249,928
[a]	Goldman Sachs International into Stanley Black & Decker Inc., 7.00%, 144A	United States	3,000	320,953
				570,881
	Information Technology 2.5%
[a]	Barclays Bank PLC into Broadcom Inc., 10.00%, 144A	United States	1,800	430,925
[a]	Barclays Bank PLC into Microsoft Corp., 6.50%, 144A	United States	3,000	427,356
[a]	Barclays Bank PLC into Oracle Corp., 6.50%, 144A	United States	11,500	551,303
				1,409,584
	Total Equity-Linked Securities (Cost $5,546,752)			4,710,854
	Convertible Preferred Stocks 5.7%
	Health Care 3.0%
	Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	19,950	1,042,986
	Danaher Corp., 4.75%, cvt. pfd., A	United States	580	599,227
				1,642,213
	Industrials 0.8%
	Fortive Corp., 5.00%, cvt. pfd., A	United States	585	421,042
	Information Technology 0.8%
	Broadcom Inc., 8.00%, cvt. pfd., A	United States	465	434,477
	Utilities 1.1%
	Essential Utilities Inc., 6.00%, cvt. pfd.	United States	11,900	637,364
	Total Convertible Preferred Stocks (Cost $3,386,676)			3,135,096
	Total Investments before Short Term Investments (Cost $46,137,283)			53,928,700
  |  39

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund (continued)
		Country	Principal Amount	Value
	Short Term Investments (Cost $1,242,991) 2.3%
	Repurchase Agreements 2.3%
[b]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $1,242,992) BNP Paribas Securities Corp. (Maturity Value $973,387) Deutsche Bank Securities Inc. (Maturity Value $204,708) HSBC Securities (USA) Inc. (Maturity Value $64,897) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [c]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $1,270,809)	United States	$1,242,991	$1,242,991
	Total Investments (Cost $47,380,274) 100.0%			55,171,691
	Other Assets, less Liabilities 0.0%†			9,260
	Net Assets 100.0%			$55,180,951

See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $4,710,854, representing 8.5% of net assets.
[b]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[c]The Security was issued on a discount basis with no stated coupon rate.
  |  40

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Income VIP Fund
		Country	Shares	Value
	Common Stocks 31.9%
	Communication Services 3.0%
[a]	Alphabet Inc., A	United States	10,000	$11,619,500
	BCE Inc.	Canada	466,000	19,113,449
	Comcast Corp., A	United States	600,000	20,628,000
	Verizon Communications Inc.	United States	1,200,000	64,476,000
				115,836,949
	Consumer Discretionary 0.8%
	General Motors Co.	United States	1,425,000	29,611,500
	Consumer Staples 3.5%
	The Coca-Cola Co.	United States	475,000	21,018,750
	PepsiCo Inc.	United States	300,000	36,030,000
	Philip Morris International Inc.	United States	350,000	25,536,000
	The Procter & Gamble Co.	United States	500,000	55,000,000
				137,584,750
	Energy 3.5%
	BP PLC, ADR	United Kingdom	700,000	17,073,000
	Chevron Corp.	United States	500,000	36,230,000
	Exxon Mobil Corp.	United States	800,000	30,376,000
	Halliburton Co.	United States	839,165	5,748,280
	Royal Dutch Shell PLC, A, ADR	United Kingdom	900,000	31,401,000
[a]	Weatherford International PLC	United States	1,005,306	5,981,571
	The Williams Cos. Inc.	United States	857,600	12,135,040
				138,944,891
	Financials 4.2%
	Bank of America Corp.	United States	365,000	7,748,950
	Barclays PLC	United Kingdom	12,500,000	14,197,396
	JPMorgan Chase & Co.	United States	600,000	54,018,000
	MetLife Inc.	United States	535,108	16,358,251
	Morgan Stanley	United States	250,000	8,500,000
	Truist Financial Corp.	United States	500,000	15,420,000
	Wells Fargo & Co.	United States	1,665,000	47,785,500
				164,028,097
	Health Care 6.2%
	AstraZeneca PLC	United Kingdom	455,000	40,517,145
	Bayer AG	Germany	311,750	17,857,940
	Bristol-Myers Squibb Co.	United States	1,000,000	55,740,000
	CVS Health Corp.	United States	520,000	30,851,600
	Johnson & Johnson	United States	230,000	30,159,900
	Merck & Co. Inc.	United States	400,000	30,776,000
	Pfizer Inc.	United States	1,100,000	35,904,000
				241,806,585
	Industrials 1.3%
	Cummins Inc.	United States	100,000	13,532,000
	Honeywell International Inc.	United States	275,000	36,792,250
				50,324,250
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  41

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Information Technology 1.6%
	Cisco Systems Inc.	United States	300,000	$11,793,000
[b]	Intel Corp.	United States	414,307	22,422,295
	Oracle Corp.	United States	38,400	1,855,872
	Texas Instruments Inc.	United States	276,000	27,580,680
				63,651,847
	Materials 1.6%
	BASF SE	Germany	600,000	28,037,539
	Rio Tinto PLC, ADR	Australia	800,000	36,448,000
				64,485,539
	Real Estate 0.4%
	Host Hotels & Resorts Inc.	United States	1,500,000	16,560,000
	Utilities 5.8%
	Dominion Energy Inc.	United States	906,638	65,450,197
	Duke Energy Corp.	United States	577,500	46,708,200
	Sempra Energy	United States	275,000	31,072,250
	The Southern Co.	United States	1,560,000	84,458,400
				227,689,047
	Total Common Stocks (Cost $1,252,482,222)			1,250,523,455
	Equity-Linked Securities 9.7%
	Consumer Discretionary 1.3%
[c]	JPMorgan Chase Bank NA into Target Corp., 9.00%, 144A	United States	250,000	23,579,908
[a,c,d]	Royal Bank of Canada into The Home Depot Inc., 8.50%, 144A	United States	151,500	28,059,357
				51,639,265
	Energy 0.2%
[a,c]	Societe Generale SA into Schlumberger Ltd., 2.312%, 144A	United States	429,000	6,843,650
	Financials 1.6%
[c]	Barclays Bank PLC into Bank of America Corp., 8.50%, 144A	United States	600,000	13,450,206
[c]	Merrill Lynch International & Co. CV into Wells Fargo &Co., 8.00%, 144A	United States	775,000	23,474,732
[c]	UBS AG London into MetLife Inc., 7.50%, 144A	United States	800,000	25,885,349
				62,810,287
	Health Care 0.6%
[c]	UBS AG London into CVS Health Corp., 8.50%, 144A	United States	400,000	23,201,586
	Information Technology 6.0%
[a,c]	Credit Suisse AG into International Business Machines Corp., 7.50%, 144A	United States	160,000	18,426,441
[c]	Credit Suisse AG London into Analog Devices Inc., 7.50%, 144A	United States	260,000	23,806,002
[c]	JPMorgan Chase Bank NA into Apple Inc., 7.00%, 144A	United States	450,000	96,532,270
[c]	Royal Bank of Canada into Intel Corp., 8.00%, 144A	United States	1,100,000	54,182,040
[c]	UBS AG London into Texas Instruments Inc., 8.50%, 144A	United States	400,000	41,860,634
				234,807,387
	Total Equity-Linked Securities (Cost $438,502,750)			379,302,175
  |  42

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund (continued)
		Country	Shares	Value
	Convertible Preferred Stocks 2.3%
	Financials 1.4%
	Bank of America Corp., 7.25%, cvt. pfd., L	United States	34,600	$43,804,292
[a]	FNMA, 5.375%, cvt. pfd.	United States	475	8,668,750
				52,473,042
	Information Technology 0.6%
	Broadcom Inc., 8.00%, cvt. pfd., A	United States	25,000	23,359,000
	Utilities 0.3%
	The Southern Co., 6.75%, cvt. pfd.	United States	280,000	12,432,000
	Total Convertible Preferred Stocks (Cost $104,397,102)			88,264,042
	Preferred Stocks (Cost $13,035,000) 0.4%
	Financials 0.4%
	JPMorgan Chase & Co., 6.00%, pfd., EE	United States	521,400	13,634,610
			Principal Amount*
	Corporate Bonds 34.6%
	Communication Services 5.6%
	AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	$5,600,000	2,363,018
	AT&T Inc., senior bond, 4.125%, 2/17/26	United States	12,000,000	12,829,178
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.50%, 5/01/26	United States	10,000,000	10,195,675
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	27,000,000	26,437,320
	senior bond, 5.00%, 3/15/23	United States	21,000,000	20,317,920
	senior note, 5.875%, 11/15/24	United States	9,400,000	9,212,799
	Netflix Inc., senior bond, 4.875%, 4/15/28	United States	22,000,000	22,606,650
	Sprint Communications Inc.,
	senior bond, 11.50%, 11/15/21	United States	30,000,000	33,238,800
	senior note, 7.00%, 8/15/20	United States	7,500,000	7,573,125
	senior note, 6.00%, 11/15/22	United States	6,300,000	6,589,422
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	12,500,000	13,857,938
	senior bond, 7.125%, 6/15/24	United States	8,200,000	9,060,877
	senior note, 7.625%, 3/01/26	United States	7,500,000	8,530,125
[c]	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	16,000,000	17,176,680
[c]	Univision Communications Inc.,
	senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	15,000,000	13,387,500
	senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	7,140,000	6,140,400
				219,517,427
	Consumer Discretionary 1.8%
[c]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	10,000,000	1,084,360
	Ford Motor Co., senior note, 4.346%, 12/08/26	United States	18,500,000	14,337,500
	General Motors Co., senior bond, 5.15%, 4/01/38	United States	16,000,000	11,623,386
[c]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	5,000,000	3,186,800
  |  43

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Discretionary (continued)
[c]	Shea Homes LP/Shea Homes Funding Corp.,
	senior bond, 144A, 6.125%, 4/01/25	United States	$10,000,000	$9,987,450
	senior note, 144A, 5.875%, 4/01/23	United States	10,000,000	10,146,900
[c]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	senior bond, 144A, 5.50%, 3/01/25	United States	13,200,000	12,374,604
	senior bond, 144A, 5.25%, 5/15/27	United States	10,000,000	9,087,500
				71,828,500
	Consumer Staples 1.4%
	BAT Capital Corp.,
	senior note, 3.222%, 8/15/24	United Kingdom	10,000,000	10,063,676
	senior note, 3.557%, 8/15/27	United Kingdom	20,000,000	18,878,756
	Kraft Heinz Foods Co., senior bond, 4.625%, 1/30/29	United States	13,000,000	13,132,465
[c]	Post Holdings Inc.,
	senior bond, 144A, 5.00%, 8/15/26	United States	7,500,000	7,760,250
	senior bond, 144A, 5.625%, 1/15/28	United States	2,500,000	2,557,625
				52,392,772
	Energy 3.3%
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	senior note, 7.625%, 1/15/22	United States	8,000,000	6,267,488
	senior note, 7.75%, 4/15/23	United States	2,000,000	1,397,490
	[c] senior note, 144A, 11.00%, 4/15/25	United States	28,500,000	20,742,870
	Chesapeake Energy Corp.,
	[c] secured note, second lien, 144A, 11.50%, 1/01/25	United States	81,000,000	13,770,000
	senior note, 7.00%, 10/01/24	United States	9,050,000	769,250
[c]	CNX Resources Corp., senior note, 144A, 7.25%, 3/14/27	United States	3,900,000	2,782,591
	HighPoint Operating Corp.,
	senior bond, 7.00%, 10/15/22	United States	17,937,000	9,388,872
	senior note, 8.75%, 6/15/25	United States	26,600,000	12,502,000
	Kinder Morgan Inc.,
	senior bond, 7.75%, 1/15/32	United States	22,000,000	25,415,661
	[c] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	6,400,000	6,697,372
[c]	Weatherford International Ltd., senior note, 144A, 11.00%, 12/01/24	United States	49,344,000	30,124,512
				129,858,106
	Financials 4.0%
	Bank of America Corp.,
	[e] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	8,085,560
	[e] junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	6,000,000	6,094,170
	senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	10,000,000	10,346,208
	Capital One Financial Corp., senior sub. note, 4.20%, 10/29/25	United States	15,500,000	15,475,978
	Citigroup Inc., sub. bond, 4.125%, 7/25/28	United States	18,500,000	19,025,418
	The Goldman Sachs Group Inc., senior note, 3.272% to 9/29/24, FRN thereafter, 9/29/25	United States	15,500,000	15,832,824
	HSBC Holdings PLC, senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	28,500,000	29,852,271
  |  44

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Financials (continued)
[e]	JPMorgan Chase & Co.,
	[f] junior sub. bond, FRN, 5.24%, (3-month USD LIBOR + 3.47%), Perpetual	United States	$19,559,000	$17,686,128
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,202,224
[e]	Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	6,422,321
	Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter, 9/15/48	United States	17,000,000	15,797,000
[e]	Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	6,600,000	6,491,133
				154,311,235
	Health Care 14.9%
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	17,000,000	17,438,157
[c]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	9,317,797
	senior note, 144A, 5.50%, 3/01/23	United States	11,270,000	11,143,156
	senior note, 144A, 5.875%, 5/15/23	United States	1,950,000	1,934,156
	senior note, 144A, 9.00%, 12/15/25	United States	5,000,000	5,308,500
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,500,000	4,640,648
	senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	3,000,000	3,041,250
	senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	35,000,000	35,579,425
[c]	Bayer U.S. Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	15,000,000	15,617,514
[c]	Bristol-Myers Squibb Co.,
	senior bond, 144A, 3.40%, 7/26/29	United States	8,000,000	8,811,972
	senior bond, 144A, 4.25%, 10/26/49	United States	4,500,000	5,664,950
[c]	CHS/Community Health Systems Inc.,
	senior note, 144A, 9.875%, 6/30/23	United States	94,701,000	74,694,940
	senior note, 144A, 8.125%, 6/30/24	United States	49,344,000	34,558,070
	senior note, 144A, 8.00%, 12/15/27	United States	38,674,000	35,870,135
	senior note, 144A, 6.875%, 4/01/28	United States	100,000,000	40,500,000
	senior secured note, 144A, 6.625%, 2/15/25	United States	39,000,000	36,367,500
	senior secured note, 144A, 8.00%, 3/15/26	United States	15,500,000	14,812,141
	Cigna Corp., senior note, 3.75%, 7/15/23	United States	13,292,000	13,705,988
	CVS Health Corp.,
	senior bond, 4.30%, 3/25/28	United States	8,000,000	8,512,832
	senior bond, 5.05%, 3/25/48	United States	3,900,000	4,446,174
	senior note, 4.10%, 3/25/25	United States	5,100,000	5,376,707
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	5,000,000	5,016,275
	senior bond, 5.00%, 5/01/25	United States	4,000,000	4,019,780
[c]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	4,800,000	3,304,464
	senior note, 144A, 6.00%, 7/15/23	United States	10,000,000	7,318,500
	HCA Inc.,
	senior bond, 5.875%, 5/01/23	United States	7,500,000	7,875,938
	senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	10,786,880
  |  45

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care (continued)
[c]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
	senior note, 144A, 4.875%, 4/15/20	United States	$4,500,000	$3,238,092
	senior note, 144A, 5.75%, 8/01/22	United States	12,100,000	6,140,750
	senior note, 144A, 5.625%, 10/15/23	United States	11,800,000	3,023,691
	senior note, 144A, 5.50%, 4/15/25	United States	7,600,000	1,653,000
	Mylan NV, senior note, 3.95%, 6/15/26	United States	10,000,000	10,009,061
[c]	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	8,500,000	8,521,888
	Tenet Healthcare Corp.,
	secured note, second lien, 5.125%, 5/01/25	United States	2,500,000	2,381,250
	senior note, 8.125%, 4/01/22	United States	30,000,000	28,510,200
	senior note, 6.75%, 6/15/23	United States	58,200,000	54,053,541
	senior note, 7.00%, 8/01/25	United States	12,175,000	10,607,530
	[c] senior note, second lien, 144A, 6.25%, 2/01/27	United States	29,000,000	28,383,750
				582,186,602
	Industrials 1.0%
[c]	Ashtead Capital Inc., second lien, 144A, 4.25%, 11/01/29	United Kingdom	4,500,000	3,843,595
	United Rentals North America Inc., senior bond, 4.875%, 1/15/28	United States	20,000,000	19,511,000
	United Technologies Corp., senior note, 3.95%, 8/16/25	United States	15,000,000	16,443,256
				39,797,851
	Information Technology 0.2%
[c]	CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000	9,309,700
	Materials 1.3%
[c]	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	9,665,000	8,408,840
[c]	FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 5.125%, 5/15/24	Australia	6,700,000	6,641,409
[c]	Mauser Packaging Solutions Holding Co.,
	secured note, 144A, 5.50%, 4/15/24	United States	10,000,000	9,274,700
	senior note, 144A, 7.25%, 4/15/25	United States	23,000,000	17,595,690
[c]	Syngenta Finance NV, senior note, 144A, 4.441%, 4/24/23	Switzerland	10,000,000	9,431,558
				51,352,197
	Real Estate 0.7%
	Equinix Inc., senior bond, 5.375%, 5/15/27	United States	11,000,000	11,036,630
	Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	16,000,000	16,039,520
				27,076,150
	Utilities 0.4%
	Calpine Corp., senior note, 5.50%, 2/01/24	United States	16,375,000	15,678,571
	Total Corporate Bonds (Cost $1,679,818,242)			1,353,309,111
[f]	Senior Floating Rate Interests 0.5%
	Consumer Discretionary 0.3%
	24 Hour Fitness Worldwide Inc., Term Loan, 4.95%, (3-month USD LIBOR + 3.50%), 5/30/25	United States	13,755,000	3,438,750
	Belk Inc., Extended Term Loan B, 7.75%, (3-month USD LIBOR + 6.75%), 7/31/25	United States	18,333,348	8,708,341
				12,147,091
  |  46

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Energy 0.2%
	Chesapeake Energy Corp., Class A Loan, 9.00%, (1-month USD LIBOR + 8.00%), 6/23/24	United States	$17,000,000	$6,902,000
	Total Senior Floating Rate Interests (Cost $47,588,405)			19,049,091
	U.S. Government and Agency Securities 7.9%
	U.S. Treasury Note,
	2.50%, 5/31/20	United States	75,000,000	75,297,419
	2.50%, 6/30/20	United States	50,000,000	50,299,054
	2.375%, 3/15/21	United States	75,000,000	76,618,652
	2.75%, 4/30/23	United States	25,000,000	26,894,531
	2.75%, 5/31/23	United States	50,000,000	53,878,906
	2.875%, 5/31/25	United States	25,000,000	28,141,602
	Total U.S. Government and Agency Securities (Cost $299,848,937)			311,130,164
	Mortgage-Backed Securities 5.0%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
	FHLMC 30 Year, 4.00%, 5/01/49 - 10/01/49	United States	8,628,135	9,248,137
	Federal National Mortgage Association (FNMA) Fixed Rate 1.0%
	FNMA 30 Year, 4.00%, 10/01/47 - 2/01/50	United States	35,674,113	38,246,814
	Government National Mortgage Association (GNMA) Fixed Rate 3.8%
	GNMA II SF 30 Year, 3.50%, 9/20/49 - 10/20/49	United States	23,637,487	24,960,357
	GNMA II SF 30 Year, 3.50%, 11/20/49	United States	23,329,032	24,645,944
	GNMA II SF 30 Year, 3.50%, 12/20/49	United States	23,401,055	24,726,001
	GNMA II SF 30 Year, 3.50%, 1/20/50	United States	24,368,119	25,805,873
	GNMA II SF 30 Year, 4.00%, 9/20/49 - 12/20/49	United States	34,651,695	36,938,892
	GNMA II SF 30 Year, 4.00%, 1/20/50	United States	12,022,989	12,796,965
				149,874,032
	Total Mortgage-Backed Securities (Cost $193,857,120)			197,368,983
			Shares
	Escrows and Litigation Trusts (Cost $62,602) 0.0%
[a,g]	Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
		Number of Contracts	Notional Amount
	Options Purchased (Cost $19,402,038) 1.1%
	Puts - Exchange-Traded
	S&P 500 Index, September Strike Price $3000, Expires 9/18/20	1,000	100,000	43,826,000
	Total Investments before Short Term Investments (Cost $4,048,994,418)			3,656,407,631
  |  47

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund (continued)
		Country	Shares	Value
	Short Term Investments (Cost $276,120,316) 7.0%
	Money Market Funds 7.0%
[h,i]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	276,120,316	$276,120,316
	Total Investments (Cost $4,325,114,734) 100.4%			3,932,527,947
	Options Written (0.6)%			(24,986,000)
	Other Assets, less Liabilities 0.2%			9,016,315
	Net Assets 100.0%			$3,916,558,262
		Number of Contracts	Notional Amount
	Options Written (0.6)%
	Calls - Exchange-Traded
	Intel Corp., June Strike Price $60.00, Expires 6/19/20	2,500	250,000	(630,000)
	Puts - Exchange-Traded
	S&P 500 Index, September Strike Price $2600, Expires 9/18/20	1,000	$100,000	(24,356,000)
	Total Options Written (Premiums received $6,666,181)			$(24,986,000)

See Abbreviations on page 157.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security is held in connection with written option contracts open at period end.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $1,020,457,045, representing 26.1% of net assets.
[d]Security purchased on a delayed delivery basis.
[e]Perpetual security with no stated maturity date.
[f]The coupon rate shown represents the rate at period end.
[g]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[h]See Note 9 regarding investments in affiliated management investment companies.
[i]The rate shown is the annualized seven-day effective yield at period end.
  |  48

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Large Cap Growth VIP Fund
		Shares	Value
	Common Stocks 100.1%
	Communication Services 6.7%
[a]	Alphabet Inc., A	2,839	$3,298,776
[a]	Facebook Inc., A	6,063	1,011,308
[a]	Liberty Broadband Corp., C	10,640	1,178,061
	The Walt Disney Co.	9,748	941,657
			6,429,802
	Consumer Discretionary 11.9%
[a]	Amazon.com Inc.	4,439	8,654,807
	Aptiv PLC	7,825	385,303
[a]	Burlington Stores Inc.	1,434	227,232
[a]	Chipotle Mexican Grill Inc.	957	626,261
	Levi Strauss & Co., A	14,521	180,496
	NIKE Inc., B	7,664	634,119
[a]	Peloton Interactive Inc., A	19,200	509,760
[a]	Tesla Inc.	456	238,944
			11,456,922
	Consumer Staples 2.8%
	Constellation Brands Inc., A	5,557	796,651
	Lamb Weston Holdings Inc.	13,836	790,036
[a]	Monster Beverage Corp.	10,421	586,285
[a]	Nomad Foods Ltd. (United Kingdom)	27,598	512,219
			2,685,191
	Financials 7.0%
	The Charles Schwab Corp.	19,528	656,532
	Intercontinental Exchange Inc.	17,135	1,383,651
	MarketAxess Holdings Inc.	2,914	969,109
	MSCI Inc.	6,758	1,952,792
	S&P Global Inc.	7,045	1,726,377
			6,688,461
	Health Care 15.7%
	AstraZeneca PLC, ADR (United Kingdom)	11,457	511,670
	Danaher Corp.	1,797	248,723
[a]	Edwards Lifesciences Corp.	7,953	1,500,095
[a]	Guardant Health Inc.	6,625	461,100
[a]	GW Pharmaceuticals PLC, ADR (United Kingdom)	8,488	743,294
[a]	Heron Therapeutics Inc.	67,906	797,216
[a]	IDEXX Laboratories Inc.	3,350	811,504
[a]	Illumina Inc.	3,213	877,535
[a]	Intuitive Surgical Inc.	1,964	972,592
[a]	Nevro Corp.	12,486	1,248,350
[a]	PTC Therapeutics Inc.	7,689	343,006
[a]	Reata Pharmaceuticals Inc.	3,873	559,029
	UnitedHealth Group Inc.	10,373	2,586,819
[a]	Veeva Systems Inc.	11,721	1,832,813
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  49

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	West Pharmaceutical Services Inc.	10,672	$1,624,812
			15,118,558
	Industrials 10.3%
[a]	CoStar Group Inc.	4,672	2,743,445
	Honeywell International Inc.	7,149	956,465
	IHS Markit Ltd.	13,970	838,200
	Raytheon Co.	6,690	877,393
	Republic Services Inc.	4,414	331,315
	Roper Technologies Inc.	3,852	1,201,092
	TransUnion	6,864	454,260
	Union Pacific Corp.	4,658	656,964
[a]	Univar Solutions Inc.	25,562	274,025
	Verisk Analytics Inc.	11,092	1,546,003
			9,879,162
	Information Technology 40.5%
[a]	Adobe Inc.	7,696	2,449,175
	Analog Devices Inc.	7,324	656,597
	Apple Inc.	11,783	2,996,299
[a]	Atlassian Corp. PLC	2,335	320,502
[a]	Autodesk Inc.	2,826	441,139
[a,b]	Bill.Com Holdings Inc.	11,169	381,980
[a]	Black Knight Inc.	9,576	555,982
[a]	Fiserv Inc.	7,993	759,255
	Intuit Inc.	2,158	496,340
	Mastercard Inc., A	22,509	5,437,274
	Microsoft Corp.	46,928	7,401,015
	Monolithic Power Systems	5,854	980,311
	NVIDIA Corp.	6,016	1,585,818
[a]	Okta Inc., A	2,697	329,735
[a]	PayPal Holdings Inc.	12,536	1,200,197
[a]	PTC Inc.	12,000	734,520
[a]	salesforce.com Inc.	7,491	1,078,554
[a]	ServiceNow Inc.	10,474	3,001,639
[a]	Synopsys Inc.	2,061	265,436
[a]	Twilio Inc., A	10,086	902,596
	Visa Inc., A	28,106	4,528,439
[a]	Workday Inc., A	6,934	902,945
	Xilinx Inc.	5,861	456,806
[a]	Zendesk Inc.	11,588	741,748
[a]	Zoom Video Communications Inc., A	2,084	304,514
			38,908,816
	Materials 0.4%
[a]	Ingevity Corp.	7,436	261,747
	Martin Marietta Materials Inc.	549	103,887
			365,634
  |  50

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Real Estate 4.8%
	American Tower Corp.	4,316	$939,809
	SBA Communications Corp., A	13,433	3,626,507
			4,566,316
	Total Common Stocks (Cost $48,277,528)		96,098,862

	Short Term Investments 0.4%
		Shares
	Investments from Cash Collateral Received for Loaned Securities 0.4%
	Money Market Funds (Cost $24,000) 0.0%†
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	24,000	24,000
		Principal Amount

	Repurchase Agreements 0.4%
[e]	Joint Repurchase Agreement, 0.01%, 04/01/20 (Maturity Value $363,026) BofA Securities Inc. Collateralized by U.S. Treasury Note, 2.75%, 11/15/23 (valued at $370,288)	$363,026	363,026
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $387,026)		387,026
	Total Investments (Cost $48,664,554) 100.5%		96,485,888
	Other Assets, less Liabilities (0.5)%		(493,360)
	Net Assets 100.0%		$95,992,528

See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2020.
[c]See Note 9 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
  |  51

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual Global Discovery VIP Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 89.6%
	Aerospace & Defense 1.4%
	BAE Systems PLC	United Kingdom	847,691	$5,443,363
	Auto Components 0.0%†
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	424,073	7,992
	Automobiles 1.0%
	General Motors Co.	United States	198,100	4,116,518
	Banks 7.9%
	CIT Group Inc.	United States	4,386	75,702
	Citigroup Inc.	United States	77,850	3,279,042
	Citizens Financial Group Inc.	United States	199,223	3,747,385
	First Horizon National Corp.	United States	353,473	2,848,992
	ING Groep NV	Netherlands	730,668	3,742,995
	JPMorgan Chase & Co.	United States	64,286	5,787,669
	Standard Chartered PLC	United Kingdom	892,332	4,930,739
	Wells Fargo & Co.	United States	234,620	6,733,594
				31,146,118
	Beverages 0.2%
	Heineken NV	Netherlands	8,942	758,646
	Building Products 1.4%
	Johnson Controls International PLC	United States	206,500	5,567,240
	Capital Markets 2.4%
	Credit Suisse Group AG	Switzerland	647,755	5,225,541
	Deutsche Bank AG	Germany	370,317	2,353,496
	Guotai Junan Securities Co. Ltd.	China	1,275,797	1,899,054
				9,478,091
	Chemicals 2.3%
	BASF SE	Germany	113,111	5,285,590
	Covestro AG	Germany	122,646	3,721,068
				9,006,658
	Communications Equipment 1.1%
	Cisco Systems Inc.	United States	110,580	4,346,900
	Construction Materials 1.2%
	LafargeHolcim Ltd., B	Switzerland	133,134	4,856,004
	Consumer Finance 1.0%
	Capital One Financial Corp.	United States	76,488	3,856,525
	Containers & Packaging 1.1%
	International Paper Co.	United States	134,900	4,199,437
	Diversified Financial Services 1.8%
[a]	Berkshire Hathaway Inc., B	United States	1,817	332,202
[a]	M&G PLC	United Kingdom	998,386	1,387,980
	Voya Financial Inc.	United States	129,550	5,253,252
				6,973,434
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  52

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Telecommunication Services 0.5%
	Koninklijke KPN NV	Netherlands	841,914	$2,012,814
	Energy Equipment & Services 0.6%
	Schlumberger Ltd.	United States	173,200	2,336,468
	Entertainment 2.5%
	The Walt Disney Co.	United States	102,991	9,948,931
	Food & Staples Retailing 1.2%
	Walgreens Boots Alliance Inc.	United States	102,904	4,707,858
	Food Products 1.9%
	The Kraft Heinz Co.	United States	305,300	7,553,122
	Health Care Equipment & Supplies 3.3%
	Medtronic PLC	United States	146,210	13,185,218
	Health Care Providers & Services 3.4%
	Anthem Inc.	United States	17,632	4,003,169
	CVS Health Corp.	United States	155,591	9,231,214
				13,234,383
	Hotels, Restaurants & Leisure 1.4%
	Accor SA	France	213,326	5,729,666
	Industrial Conglomerates 1.4%
	General Electric Co.	United States	681,750	5,413,095
	Insurance 7.9%
	Alleghany Corp.	United States	2,730	1,507,915
	American International Group Inc.	United States	183,989	4,461,733
	China Pacific Insurance Group Co. Ltd., H	China	1,523,508	4,608,265
	Everest Re Group Ltd.	United States	10,778	2,073,903
	The Hartford Financial Services Group Inc.	United States	220,196	7,759,707
	NN Group NV	Netherlands	297,394	8,079,708
	RSA Insurance Group PLC	United Kingdom	501,149	2,613,727
				31,104,958
	IT Services 1.6%
	Cognizant Technology Solutions Corp., A	United States	135,160	6,280,885
	Machinery 0.7%
	CNH Industrial NV	United Kingdom	468,811	2,669,289
	Media 2.6%
[a]	Charter Communications Inc., A	United States	19,886	8,676,460
[a]	DISH Network Corp., A	United States	38,491	769,435
[a]	iHeartMedia Inc., A	United States	95,199	695,905
[a,b]	iHeartMedia Inc., B	United States	1,606	9,979
				10,151,779
	Oil, Gas & Consumable Fuels 9.1%
	BP PLC	United Kingdom	1,728,946	7,086,315
	Caltex Australia Ltd.	Australia	141,080	1,934,373
	Canadian Natural Resources Ltd.	Canada	308,400	4,217,904
  |  53

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels (continued)
	Crescent Point Energy Corp.	Canada	670,900	$519,560
	JXTG Holdings Inc.	Japan	897,639	3,089,925
	Kinder Morgan Inc.	United States	640,670	8,918,126
	Plains All American Pipeline LP	United States	61,910	326,885
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	90,745	1,573,176
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	226,238	3,928,370
	The Williams Cos. Inc.	United States	297,101	4,203,979
				35,798,613
	Pharmaceuticals 13.6%
	Allergan PLC	United States	27,100	4,799,410
[a]	Elanco Animal Health Inc.	United States	35,110	786,113
	Eli Lilly & Co.	United States	70,484	9,777,541
	GlaxoSmithKline PLC	United Kingdom	807,616	15,145,695
	Merck & Co. Inc.	United States	140,345	10,798,144
	Novartis AG, ADR	Switzerland	149,297	12,309,538
				53,616,441
	Semiconductors & Semiconductor Equipment 0.9%
[a]	Renesas Electronics Corp.	Japan	933,897	3,377,990
	Software 3.9%
[a]	Avaya Holdings Corp.	United States	4	32
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	5,179	829
[a]	Check Point Software Technologies Ltd.	Israel	94,267	9,477,604
	Oracle Corp.	United States	120,000	5,799,600
				15,278,065
	Specialty Retail 0.3%
	Dufry AG	Switzerland	44,773	1,373,380
	Technology Hardware, Storage & Peripherals 4.8%
	Hewlett Packard Enterprise Co.	United States	376,580	3,656,592
	Samsung Electronics Co. Ltd.	South Korea	282,257	11,055,056
	Western Digital Corp.	United States	99,612	4,145,851
				18,857,499
	Textiles, Apparel & Luxury Goods 0.8%
	Cie Financiere Richemont SA	Switzerland	56,843	3,036,898
	Tobacco 3.7%
	Altria Group Inc.	United States	107,584	4,160,273
	British American Tobacco PLC	United Kingdom	224,633	7,647,869
	British American Tobacco PLC, ADR	United Kingdom	83,985	2,871,447
				14,679,589
	Wireless Telecommunication Services 0.7%
	Vodafone Group PLC	United Kingdom	1,960,056	2,710,100
	Total Common Stocks and Other Equity Interests (Cost $414,555,150)			352,813,967
  |  54

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund (continued)
		Country	Shares	Value
	Preferred Stocks (Cost $12,962,908) 2.1%
	Automobiles 2.1%
[d]	Volkswagen AG, 4.653%, pfd.	Germany	72,588	$8,359,616
			Principal Amount
	Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $831,090) 0.2%
	Occidental Petroleum Corp, senior bond, zero cpn., 10/10/36	United States	$2,131,000	824,441
	Corporate Notes in Reorganization 0.5%
[e]	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	3,610,000	973,566
	senior note, 11.00%, 9/15/25	United States	4,065,000	1,087,388
	Total Corporate Notes in Reorganization (Cost $7,152,596)			2,060,954
			Shares
	Companies in Liquidation 0.0%†
[a,b,f]	Tribune Media Co., Litigation Trust, Contingent Distribution	United States	57,340	—
[a,b,f]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	5,912,264	3,252
[a,b,f]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	966,000	—
	Total Companies in Liquidation (Cost $185,800)			3,252
	Total Investments before Short Term Investments (Cost $435,687,544)			364,062,230
			Principal Amount
	Short Term Investments 6.3%
	U.S. Government and Agency Securities 1.7%
[g]	U.S. Treasury Bill,
	4/07/20 - 5/28/20	United States	$4,000,000	3,999,643
	[h] 7/23/20	United States	2,500,000	2,499,245
	Total U.S. Government and Agency Securities (Cost $6,481,748)			6,498,888
[i]	Repurchase Agreements (Cost $18,300,000) 4.6%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (18,300,000) Collateralized by U.S. Treasury Notes, 1.625%, 6/30/20; and U.S. Treasury Strips, 8/15/23 – 2/15/49 (valued at $18,666,000)	United States	18,300,000	18,300,000
	Total Investments (Cost $460,469,292) 98.7%			388,861,118
	Securities Sold Short (0.5)%			(1,788,103)
	Other Assets, less Liabilities 1.8%			6,899,226
	Net Assets 100.0%			$393,972,241
  |  55

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund (continued)
	Country	Shares	Value
Securities Sold Short (Proceeds $1,702,994) (0.5)%
Common Stocks (0.5)%
Biotechnology (0.5)%
AbbVie Inc.	United States	23,469	$(1,788,103)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 7 regarding restricted securities.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[g]The security was issued on a discount basis with no stated coupon rate.
[h]A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2020, value of this security pledged amounted to $1,099,668, representing 0.3% of net assets.
[i]At March 31, 2020, all repurchase agreements had been entered into on that date.
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	167	$23,065,831	6/15/20	$641,230
GBP/USD	Short	128	9,964,800	6/15/20	443,937
Total Futures Contracts					$1,085,167

*As of period end.

  |  56

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund (continued)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	100,220	$107,912	4/07/20	$2,622	$ —
Euro	BOFA	Buy	452,803	504,844	4/07/20	—	(5,440)
Euro	BOFA	Sell	762,045	839,555	4/07/20	—	(917)
Euro	BOFA	Sell	9,254,589	10,351,073	4/07/20	144,037	—
Euro	BONY	Sell	657,589	713,071	4/07/20	—	(12,195)
Euro	HSBK	Sell	731,376	795,007	4/07/20	—	(11,639)
Euro	HSBK	Sell	9,418,596	10,536,955	4/07/20	149,034	—
Euro	UBSW	Buy	452,804	505,408	4/07/20	—	(6,004)
Euro	UBSW	Sell	762,045	839,888	4/07/20	—	(584)
Australian Dollar	HSBK	Buy	441,581	262,488	4/14/20	8,795	—
Australian Dollar	HSBK	Buy	1,495,447	963,251	4/14/20	—	(44,529)
Australian Dollar	HSBK	Sell	104,399	62,394	4/14/20	—	(1,743)
Australian Dollar	HSBK	Sell	4,726,180	3,189,888	4/14/20	286,377	—
Swiss Franc	HSBK	Buy	1,579,194	1,672,939	4/14/20	—	(31,866)
Swiss Franc	HSBK	Sell	793,417	816,615	4/14/20	—	(7,892)
Swiss Franc	HSBK	Sell	5,775,384	6,228,796	4/14/20	227,110	—
British Pound	BOFA	Buy	572,650	669,474	4/17/20	41,663	—
British Pound	BOFA	Sell	467,434	564,861	4/17/20	—	(15,615)
British Pound	HSBK	Buy	590,722	721,301	4/17/20	12,278	—
British Pound	HSBK	Sell	8,993,308	11,218,253	4/17/20	50,047	—
South Korean Won	HSBK	Buy	1,457,857,405	1,212,901	4/17/20	—	(16,325)
South Korean Won	HSBK	Buy	14,904,743,497	12,132,419	4/17/20	101,063	—
South Korean Won	HSBK	Sell	922,274,748	746,667	4/17/20	—	(10,315)
South Korean Won	HSBK	Sell	15,440,326,154	13,093,831	4/17/20	420,756	—
South Korean Won	UBSW	Buy	356,186,851	290,948	4/17/20	1,403	—
South Korean Won	UBSW	Sell	356,186,851	301,406	4/17/20	9,056	—
South Korean Won	HSBK	Sell	12,689,026,047	10,370,240	5/15/20	—	(53,905)
South Korean Won	UBSW	Sell	356,186,851	291,185	5/15/20	—	(1,425)
Total Forward Exchange Contracts						$1,454,241	$(220,394)
Net unrealized appreciation (depreciation)						$1,233,847

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 157.
  |  57

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual Shares VIP Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 89.2%
	Aerospace & Defense 2.5%
	BAE Systems PLC	United Kingdom	4,125,858	$26,493,783
	Huntington Ingalls Industries Inc.	United States	139,964	25,502,841
				51,996,624
	Auto Components 0.0%†
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	1,730,515	32,612
	Automobiles 1.0%
	General Motors Co.	United States	1,031,445	21,433,427
	Banks 6.8%
	Cadence Bancorp	United States	85,871	562,455
	CIT Group Inc.	United States	27,544	475,409
	Citigroup Inc.	United States	814,044	34,287,533
	Citizens Financial Group Inc.	United States	1,146,266	21,561,264
	JPMorgan Chase & Co.	United States	434,969	39,160,259
	Synovus Financial Corp.	United States	802,733	14,095,992
	Wells Fargo & Co.	United States	1,095,322	31,435,741
				141,578,653
	Beverages 0.1%
	Heineken NV	Netherlands	17,381	1,474,618
	Building Products 1.1%
	Johnson Controls International PLC	United States	869,230	23,434,441
	Capital Markets 0.9%
	Credit Suisse Group AG	Switzerland	2,212,082	17,845,212
	Communications Equipment 1.0%
	Cisco Systems Inc.	United States	520,564	20,463,371
	Consumer Finance 1.1%
	Capital One Financial Corp.	United States	459,937	23,190,024
	Containers & Packaging 1.6%
	International Paper Co.	United States	857,075	26,680,745
	WestRock Co.	United States	268,071	7,575,686
				34,256,431
	Diversified Financial Services 1.6%
[a]	Berkshire Hathaway Inc., B	United States	8,744	1,598,666
	Voya Financial Inc.	United States	758,210	30,745,415
				32,344,081
	Diversified Telecommunication Services 0.3%
	Koninklijke KPN NV	Netherlands	2,694,618	6,442,184
	Electrical Equipment 1.4%
[a]	Sensata Technologies Holding PLC	United States	969,743	28,054,665
	Electronic Equipment, Instruments & Components 1.1%
	Corning Inc.	United States	1,079,669	22,176,401
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  58

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund (continued)
	Country	Shares/Units/ Warrants	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services 0.9%
Baker Hughes Co., A	United States	663,295	$6,964,598
Schlumberger Ltd.	United States	893,500	12,053,315
			19,017,913
Entertainment 2.2%
The Walt Disney Co.	United States	482,642	46,623,217
Equity Real Estate Investment Trusts (REITs) 1.2%
Alexander’s Inc.	United States	31,168	8,600,810
Vornado Realty Trust	United States	466,415	16,888,887
			25,489,697
Food & Staples Retailing 3.5%
The Kroger Co.	United States	1,566,436	47,181,052
Walgreens Boots Alliance Inc.	United States	559,630	25,603,073
			72,784,125
Food Products 3.6%
Archer-Daniels-Midland Co.	United States	622,300	21,892,514
Conagra Brands Inc.	United States	498,865	14,636,699
The Kraft Heinz Co.	United States	1,571,513	38,879,232
			75,408,445
Health Care Equipment & Supplies 3.5%
Medtronic PLC	United States	803,229	72,435,191
Health Care Providers & Services 3.1%
Anthem Inc.	United States	103,517	23,502,500
CVS Health Corp.	United States	684,127	40,589,255
			64,091,755
Household Durables 2.6%
Lennar Corp., A	United States	551,737	21,076,353
Newell Brands Inc.	United States	2,196,068	29,163,783
Toll Brothers Inc.	United States	230,100	4,429,425
			54,669,561
Household Products 0.6%
Energizer Holdings Inc.	United States	399,600	12,087,900
Industrial Conglomerates 1.2%
General Electric Co.	United States	3,010,498	23,903,354
Insurance 7.0%
Alleghany Corp.	United States	83,867	46,323,937
American International Group Inc.	United States	1,217,943	29,535,118
Everest Re Group Ltd.	United States	116,329	22,384,026
The Hartford Financial Services Group Inc.	United States	841,751	29,663,305
MetLife Inc.	United States	590,603	18,054,734
			145,961,120
  |  59

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services 1.7%
	Cognizant Technology Solutions Corp., A	United States	755,577	$35,111,663
	Machinery 0.7%
	CNH Industrial NV	United Kingdom	605,230	3,446,024
	CNH Industrial NV, special voting	United Kingdom	1,844,814	10,503,895
				13,949,919
	Media 6.2%
[a]	Charter Communications Inc., A	United States	141,490	61,733,502
	Comcast Corp., A	United States	1,133,970	38,985,889
[a]	Discovery Inc., C	United States	1,099,173	19,279,494
[a]	DISH Network Corp., A	United States	192,872	3,855,511
[a]	iHeartMedia Inc., A	United States	717,645	5,245,985
[a,b]	iHeartMedia Inc., B	United States	12,783	79,427
				129,179,808
	Oil, Gas & Consumable Fuels 5.6%
	BP PLC	United Kingdom	7,063,726	28,951,621
	Kinder Morgan Inc.	United States	2,559,017	35,621,517
	Marathon Oil Corp.	United States	2,662,301	8,758,970
	Plains All American Pipeline LP	United States	930,400	4,912,512
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	382,657	6,633,827
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	611,623	10,620,150
	The Williams Cos. Inc.	United States	1,454,684	20,583,778
				116,082,375
	Pharmaceuticals 12.7%
	Allergan PLC	United States	187,800	33,259,380
[a]	Elanco Animal Health Inc.	United States	161,240	3,610,164
	Eli Lilly & Co.	United States	383,214	53,159,446
	GlaxoSmithKline PLC	United Kingdom	2,639,472	49,499,562
	Merck & Co. Inc.	United States	734,532	56,514,892
	Novartis AG, ADR	Switzerland	577,404	47,606,960
	Perrigo Co. PLC	United States	425,100	20,443,059
				264,093,463
	Software 3.5%
[a]	Avaya Holdings Corp.	United States	116	939
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	91,551	14,648
	NortonLifeLock Inc.	United States	1,553,604	29,067,931
	Oracle Corp.	United States	885,289	42,786,017
				71,869,535
	Specialty Retail 0.2%
[a,b]	TRU Kids Parent LLC	United States	2,040	4,495,684
[a,b]	Wayne Services Legacy Inc.	United States	2,039	—
				4,495,684
  |  60

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Technology Hardware, Storage & Peripherals 4.4%
	Hewlett Packard Enterprise Co.	United States	2,038,215	$19,791,068
	Samsung Electronics Co. Ltd.	South Korea	1,259,373	49,325,399
	Western Digital Corp.	United States	518,500	21,579,970
				90,696,437
	Textiles, Apparel & Luxury Goods 0.6%
	PVH Corp.	United States	341,105	12,839,192
	Tobacco 3.2%
	Altria Group Inc.	United States	540,825	20,913,703
	British American Tobacco PLC	United Kingdom	973,313	33,137,474
	British American Tobacco PLC, ADR	United Kingdom	372,933	12,750,579
				66,801,756
	Wireless Telecommunication Services 0.5%
	Vodafone Group PLC	United Kingdom	7,301,663	10,095,752
	Total Common Stocks and Other Equity Interests (Cost $1,894,695,736)			1,852,410,606
			Principal Amount
	Corporate Bonds, Notes and Senior Floating Rate Interests 4.2%
[d]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	$18,444,000	16,370,433
[d]	Frontier Communications Corp., senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	6,148,000	6,097,771
	Occidental Petroleum Corp, senior bond, zero cpn., 10/10/36	United States	11,296,000	4,370,196
[e]	Veritas U.S. Inc., Term Loan B1, 5.95%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	17,279,899	14,774,314
[d]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	2,856,000	2,538,256
	senior note, 144A, 10.50%, 2/01/24	United States	23,445,000	19,957,439
[e]	Windstream Services LLC,
	[b] PSA Holder Revolving Commitment, 6.25%, (Prime + 3.00%), 4/24/20	United States	26,279,371	19,183,941
	PSA Holder Term Loan B6, 8.25%, (Prime + 5.00%), 3/30/21	United States	6,671,000	4,202,730
	Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $101,556,945)			87,495,080
	Corporate Notes in Reorganization 0.6%
[f]	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	22,633,000	6,103,803
	senior note, 11.00%, 9/15/25	United States	25,535,000	6,830,613
	Total Corporate Notes in Reorganization (Cost $44,895,501)			12,934,416
  |  61

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund (continued)
		Country	Shares	Value
	Companies in Liquidation 0.0%†
[a,b,g]	Tribune Media Co., Litigation Trust, Contingent Distribution	United States	396,923	$ —
[a,b,g]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	90,618,405	49,840
[a,b,g]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	6,301,000	—
	Total Companies in Liquidation (Cost $2,834,275)			49,840
	Total Investments before Short Term Investments (Cost $2,043,982,457)			1,952,889,942
			Principal Amount
	Short Term Investments 4.7%
	U.S. Government and Agency Securities 1.6%
[h]	U.S. Treasury Bill,
	[i] 6/25/20	United States	$18,000,000	17,996,695
	7/16/20 - 7/23/20	United States	15,000,000	14,995,654
	Total U.S. Government and Agency Securities (Cost $32,863,358)			32,992,349
[j]	Repurchase Agreements (Cost $64,500,000) 3.1%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (64,500,000) Collateralized by U.S. Treasury Notes, 1.625%, 6/30/20; and U.S. Treasury Strips, 2/15/22 – 2/15/49 (valued at $65,790,000)	United States	64,500,000	64,500,000
	Total Investments (Cost $2,141,345,815) 98.7%			2,050,382,291
	Securities Sold Short (0.6)%			(12,392,227)
	Other Assets, less Liabilities 1.9%			39,209,765
	Net Assets 100.0%			$2,077,199,829
			Shares
	Securities Sold Short (Proceeds $12,428,238) (0.6)%
	Common Stocks (0.6)%
	Biotechnology (0.6)%
	AbbVie Inc.	United States	162,649	(12,392,227)
  |  62

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund (continued)
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 7 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $44,963,899, representing 2.2% of net assets.
[e]The coupon rate shown represents the rate at period end.
[f]Defaulted security or security for which income has been deemed uncollectible.
[g]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[h]The security was issued on a discount basis with no stated coupon rate.
[i]A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2020, the value of this security pledged amounted to $6,118,874, representing 0.3% of net assets.
[j]At March 31, 2020, all repurchase agreements had been entered into on that date.
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	104	$14,364,350	6/15/20	$406,772
GBP/USD	Short	498	38,769,300	6/15/20	1,732,220
Total Futures Contracts					$2,138,992

*As of period end.

At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	320,767	$345,386	4/07/20	$8,393	$ —
Euro	BOFA	Sell	4,587,093	5,130,572	4/07/20	71,393	—
Euro	BONY	Buy	208,044	227,480	4/07/20	1,975	—
Euro	HSBK	Buy	1,122,924	1,214,387	4/07/20	24,104	—
Euro	HSBK	Sell	398,470	437,817	4/07/20	—	(1,662)
Euro	HSBK	Sell	4,587,093	5,132,636	4/07/20	73,457	—
Swiss Franc	HSBK	Buy	414,761	421,925	4/14/20	9,088	—
Swiss Franc	HSBK	Buy	5,740,465	6,081,235	4/14/20	—	(115,835)
Swiss Franc	HSBK	Sell	2,199,887	2,268,429	4/14/20	—	(17,659)
Swiss Franc	HSBK	Sell	20,993,872	22,642,055	4/14/20	825,559	—
British Pound	BOFA	Buy	1,205,911	1,406,773	4/17/20	90,770	—
British Pound	BOFA	Sell	1,079,880	1,304,960	4/17/20	—	(36,074)
British Pound	BONY	Buy	550,000	638,146	4/17/20	44,864	—
British Pound	HSBK	Buy	512,851	625,732	4/17/20	11,145	—
British Pound	HSBK	Sell	13,004,663	16,222,016	4/17/20	72,370	—
  |  63

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Buy	47,888,223,824	$38,977,199	4/17/20	$328,387	$ —
South Korean Won	HSBK	Sell	4,115,001,278	3,331,473	4/17/20	—	(46,028)
South Korean Won	HSBK	Sell	43,773,222,546	37,124,266	4/17/20	1,196,181	—
South Korean Won	UBSW	Buy	7,974,189,000	6,634,584	4/17/20	—	(89,547)
South Korean Won	UBSW	Buy	20,202,925,854	16,457,237	4/17/20	124,874	—
South Korean Won	UBSW	Sell	28,177,114,854	23,843,550	4/17/20	716,402	—
South Korean Won	HSBK	Sell	40,143,079,874	32,807,355	5/15/20	—	(170,536)
South Korean Won	UBSW	Sell	18,061,991,754	14,765,818	5/15/20	—	(72,266)
Total Forward Exchange Contracts						$3,598,962	$(549,607)
Net unrealized appreciation (depreciation)						$3,049,355

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 157.
  |  64

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Rising Dividends VIP Fund
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 5.2%
The Boeing Co.	51,825	$7,729,180
General Dynamics Corp.	128,852	17,048,408
Raytheon Co.	102,424	13,432,908
United Technologies Corp.	197,107	18,593,103
		56,803,599
Building Products 1.1%
Johnson Controls International PLC	461,010	12,428,830
Commercial & Professional Services 1.6%
Cintas Corp.	81,072	14,043,292
Matthews International Corp., A	157,717	3,815,174
		17,858,466
Consumer Durables & Apparel 2.1%
NIKE Inc., B	283,084	23,422,370
Consumer Services 1.9%
McDonald’s Corp.	121,999	20,172,535
Diversified Financials 0.3%
State Street Corp.	57,541	3,065,209
Electrical Equipment 0.5%
nVent Electric PLC	334,326	5,640,080
Energy 2.0%
Chevron Corp.	146,794	10,636,693
EOG Resources Inc.	155,661	5,591,343
Exxon Mobil Corp.	146,661	5,568,718
		21,796,754
Food & Staples Retailing 1.8%
Walmart Inc.	175,308	19,918,495
Food, Beverage & Tobacco 4.3%
Bunge Ltd.	188,004	7,713,804
McCormick & Co. Inc.	125,547	17,728,492
PepsiCo Inc.	180,330	21,657,633
		47,099,929
Health Care Equipment & Services 16.9%
Abbott Laboratories	286,895	22,638,884
Becton, Dickinson and Co.	171,315	39,363,048
CVS Health Corp.	147,093	8,727,028
Dentsply Sirona Inc.	121,092	4,702,002
Medtronic PLC	367,854	33,173,074
Stryker Corp.	241,145	40,148,231
UnitedHealth Group Inc.	38,600	9,626,068
West Pharmaceutical Services Inc.	172,201	26,217,602
		184,595,937
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  65

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Household & Personal Products 3.4%
Colgate-Palmolive Co.	239,540	$15,895,874
The Procter & Gamble Co.	194,594	21,405,340
		37,301,214
Industrial Conglomerates 9.6%
Carlisle Cos. Inc.	68,102	8,531,819
Honeywell International Inc.	271,775	36,360,777
Roper Technologies Inc.	190,883	59,519,228
		104,411,824
Insurance 1.5%
Aflac Inc.	194,504	6,659,817
Erie Indemnity Co., A	63,270	9,379,145
		16,038,962
Machinery 2.9%
Donaldson Co. Inc.	178,697	6,903,065
Dover Corp.	188,188	15,796,501
Pentair PLC	291,194	8,665,933
		31,365,499
Materials 10.8%
Air Products and Chemicals Inc.	190,467	38,019,118
Albemarle Corp.	398,147	22,443,546
Ecolab Inc.	121,709	18,965,914
Linde PLC (United Kingdom)	225,132	38,947,836
		118,376,414
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
AbbVie Inc.	113,936	8,680,784
Johnson & Johnson	187,129	24,538,226
Perrigo Co. PLC	105,463	5,071,716
Pfizer Inc.	187,915	6,133,545
		44,424,271
Retailing 5.2%
Lowe’s Cos. Inc.	178,572	15,366,121
Ross Stores Inc.	230,930	20,083,982
Target Corp.	203,337	18,904,241
Tiffany & Co.	20,330	2,632,735
		56,987,079
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices Inc.	344,319	30,868,199
Texas Instruments Inc.	319,868	31,964,409
		62,832,608
  |  66

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Software & Services 13.7%
	Accenture PLC, A	235,278	$38,411,486
	Microsoft Corp.	585,828	92,390,934
	Visa Inc., A	116,862	18,828,806
			149,631,226
	Trading Companies & Distributors 0.8%
	W.W. Grainger Inc.	36,993	9,192,760
	Transportation 2.6%
	Norfolk Southern Corp.	88,547	12,927,862
	United Parcel Service Inc., B	164,967	15,411,217
			28,339,079
	Total Common Stocks (Cost $631,898,224)		1,071,703,140
	Short Term Investments (Cost $19,459,811) 1.8%
	Money Market Funds 1.8%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	19,459,811	19,459,811
	Total Investments (Cost $651,358,035) 99.9%		1,091,162,951
	Other Assets, less Liabilities 0.1%		1,188,595
	Net Assets 100.0%		$1,092,351,546

[a]See Note 9 regarding investments in affiliated management investment companies.
[b]The rate shown is the annualized seven-day effective yield at period end.
  |  67

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Small Cap Value VIP Fund
		Shares	Value
	Common Stocks 96.6%
	Automobiles & Components 1.7%
	Gentex Corp.	36,000	$797,760
	LCI Industries	22,770	1,521,719
	Thor Industries Inc.	253,200	10,679,976
			12,999,455
	Banks 16.8%
	Atlantic Union Bankshares Corp.	217,448	4,762,111
	Bryn Mawr Bank Corp.	484,783	13,758,142
	CenterState Bank Corp.	590,300	10,170,869
	Columbia Banking System Inc.	851,300	22,814,840
	First Horizon National Corp.	2,132,737	17,189,860
	First of Long Island Corp.	614,355	10,659,059
	German American Bancorp Inc.	196,123	5,383,576
	Glacier Bancorp Inc.	209,600	7,127,448
	Lakeland Financial Corp.	516,362	18,976,303
	Peoples Bancorp Inc.	289,712	6,417,121
	TCF Financial Corp.	29,642	671,688
	TrustCo Bank Corp. NY	782,700	4,234,407
	Washington Trust Bancorp Inc.	221,091	8,083,087
			130,248,511
	Building Products 5.2%
	Fortune Brands Home & Security Inc.	6,224	269,188
[a]	Gibraltar Industries Inc.	302,257	12,972,870
	Insteel Industries Inc.	390,746	5,177,385
	Universal Forest Products Inc.	581,440	21,623,754
			40,043,197
	Commercial & Professional Services 1.7%
[a]	Huron Consulting Group Inc.	17,136	777,289
	McGrath RentCorp	245,545	12,861,647
			13,638,936
	Consumer Durables & Apparel 4.8%
	Brunswick Corp.	348,600	12,329,982
	Callaway Golf Co.	394,884	4,035,714
	Carter’s Inc.	276,293	18,160,739
[a]	M/I Homes Inc.	59,400	981,882
[a]	Unifi Inc.	171,800	1,984,290
			37,492,607
	Consumer Services 3.6%
	Jack in the Box Inc.	297,400	10,423,870
	Wyndham Hotels and Resorts Inc.	556,100	17,522,711
			27,946,581
	Diversified Financials 1.9%
	Houlihan Lokey Inc.	276,700	14,421,604
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  68

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Electrical Equipment 3.2%
	Encore Wire Corp.	75,262	$3,160,251
	Regal Beloit Corp.	350,500	22,063,975
			25,224,226
	Energy 0.8%
	Crescent Point Energy Corp. (Canada)	3,534,800	2,737,430
	Hunting PLC (United Kingdom)	1,122,336	2,391,344
[a]	Natural Gas Services Group Inc.	173,987	775,982
			5,904,756
	Food & Staples Retailing 1.9%
[a]	BJ’s Wholesale Club Holdings Inc.	586,600	14,940,702
	Food, Beverage & Tobacco 2.1%
	Glanbia PLC (Ireland)	979,700	10,659,431
	Maple Leaf Foods Inc. (Canada)	312,519	5,666,419
			16,325,850
	Health Care Equipment & Services 1.9%
	Envista Holdings Corp.	280,900	4,196,646
[a]	Integer Holdings Corp.	162,700	10,227,322
			14,423,968
	Insurance 12.9%
	CNO Financial Group Inc.	989,300	12,257,427
	The Hanover Insurance Group Inc.	255,500	23,143,190
	Horace Mann Educators Corp.	777,245	28,439,394
	Old Republic International Corp.	1,598,900	24,383,225
	Selective Insurance Group Inc.	234,381	11,648,736
			99,871,972
	Machinery 12.8%
	Astec Industries Inc.	221,274	7,737,952
	Barnes Group Inc.	126,300	5,283,129
	Columbus McKinnon Corp.	227,114	5,677,850
	Federal Signal Corp.	92,551	2,524,791
	The Greenbrier Cos. Inc.	194,321	3,447,255
	John Bean Technologies Corp.	8,318	617,778
	Mueller Industries Inc.	266,662	6,383,888
	Mueller Water Products Inc., A	2,103,549	16,849,427
	Oshkosh Corp.	326,000	20,971,580
	Rexnord Corp.	914,800	20,738,516
[a]	SPX Flow Inc.	332,980	9,463,292
			99,695,458
	Materials 8.0%
	Carpenter Technology Corp.	57,324	1,117,818
	Eagle Materials Inc.	205,700	12,016,994
[a]	Livent Corp. (Argentina)	280,900	1,474,725
	Minerals Technologies Inc.	296,252	10,742,097
  |  69

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Materials (continued)
[a]	OceanaGold Corp. (Australia)	4,344,481	$4,166,998
	PH Glatfelter Co.	758,294	9,266,353
	PolyOne Corp.	531,900	10,090,143
	Reliance Steel & Aluminum Co.	151,900	13,304,921
			62,180,049
	Media & Entertainment 0.0%†
	Cinemark Holdings Inc.	14,900	151,831
	Real Estate 4.7%
	Brandywine Realty Trust	1,064,700	11,200,644
	Healthcare Realty Trust Inc.	69,200	1,932,756
	Highwoods Properties Inc.	444,900	15,758,358
	Retail Properties of America Inc., A	1,355,311	7,006,958
	Sunstone Hotel Investors Inc.	59,797	520,832
			36,419,548
	Semiconductors & Semiconductor Equipment 2.7%
[a]	Advanced Energy Industries Inc.	215,032	10,426,902
	MKS Instruments Inc.	89,894	7,321,866
[a]	Synaptics Inc.	55,081	3,187,537
			20,936,305
	Technology Hardware & Equipment 7.8%
[a]	Coherent Inc.	119,508	12,716,846
[a]	FARO Technologies Inc.	12,000	534,000
[a]	II-VI Inc.	708,200	20,183,700
[a]	NetScout Systems Inc.	431,900	10,223,073
[a]	Plexus Corp.	314,800	17,175,488
			60,833,107
	Transportation 0.1%
	Heartland Express Inc.	30,600	568,242
	Utilities 2.0%
	Black Hills Corp.	98,300	6,294,149
	IDACORP Inc.	73,489	6,451,599
	Spire Inc.	39,355	2,931,161
			15,676,909
	Total Common Stocks (Cost $931,780,930)		749,943,814
		Principal Amount
	Corporate Bonds (Cost $2,378,000) 0.3%
	Machinery 0.3%
	Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	$2,378,000	2,166,459
	Total Investments before Short Term Investments (Cost $934,158,930)		752,110,273
  |  70

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund (continued)
		Shares	Value
	Short Term Investments (Cost $23,086,881) 3.0%
	Money Market Funds 3.0%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	23,086,881	$23,086,881
	Total Investments (Cost $957,245,811) 99.9%		775,197,154
	Other Assets, less Liabilities 0.1%		1,040,611
	Net Assets 100.0%		$776,237,765

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 9 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  71

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
		Shares	Value
	Common Stocks 98.4%
	Communication Services 3.7%
[a]	IAC/InterActiveCorp	22,000	$3,943,060
[a]	Pinterest Inc., A	181,300	2,799,272
[a]	Roku Inc	12,656	1,107,147
[a]	Spotify Technology SA	20,000	2,428,800
[a]	Zynga Inc.	323,500	2,215,975
			12,494,254
	Consumer Discretionary 13.7%
	Aptiv PLC	25,977	1,279,107
[a]	Burlington Stores Inc.	27,500	4,357,650
[a]	Chipotle Mexican Grill Inc.	6,455	4,224,152
	Domino’s Pizza Inc.	10,750	3,483,753
[a,b,c]	DraftKings Inc.	733,541	2,198,135
[a]	Five Below Inc.	31,400	2,209,932
	Levi Strauss & Co., A	150,000	1,864,500
	Marriott International Inc., A	10,400	778,024
[a]	NVR Inc.	1,077	2,766,931
[a]	O’Reilly Automotive Inc.	12,157	3,659,865
[a]	Peloton Interactive Inc., A	81,500	2,163,825
[a,d]	Revolve Group Inc.	64,500	557,280
[a]	RH	14,300	1,436,721
	Tractor Supply Co.	60,737	5,135,313
[a]	Ulta Beauty Inc.	19,200	3,373,440
	Vail Resorts Inc.	23,600	3,485,956
	Wingstop Inc.	37,500	2,988,750
			45,963,334
	Consumer Staples 2.7%
[a]	BellRing Brands Inc., A	80,600	1,374,230
	Church & Dwight Co. Inc.	61,000	3,914,980
	McCormick & Co. Inc.	27,250	3,847,973
			9,137,183
	Financials 6.8%
	Ares Management Corp., A	91,500	2,830,095
	MarketAxess Holdings Inc.	17,000	5,653,690
	MSCI Inc.	26,300	7,599,648
	TCF Financial Corp.	63,500	1,438,910
	Tradeweb Markets Inc.	87,500	3,678,500
	Western Alliance Bancorp	54,500	1,668,245
			22,869,088
	Health Care 14.9%
[a]	10X Genomics Inc., A	13,700	853,784
[a]	Argenx SE, ADR (Netherlands)	9,000	1,185,570
	Bio-Techne Corp.	5,475	1,038,169
[a]	Deciphera Pharmaceuticals Inc.	7,500	308,775
[a]	DexCom Inc.	24,188	6,513,103
[a]	Elanco Animal Health Inc.	83,500	1,869,565
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  72

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
[a]	Guardant Health Inc.	32,900	$2,289,840
[a]	GW Pharmaceuticals PLC, ADR (United Kingdom)	22,400	1,961,568
[a]	HealthEquity Inc.	46,000	2,327,140
[a]	Heron Therapeutics Inc.	142,400	1,671,776
[a]	IDEXX Laboratories Inc.	24,750	5,995,440
[a]	iRhythm Technologies Inc.	25,500	2,074,425
[a,d]	Livongo Health Inc.	69,000	1,968,570
[a]	Mettler-Toledo International Inc.	8,905	6,148,992
[a]	Penumbra Inc.	23,500	3,791,255
[a]	PTC Therapeutics Inc.	40,000	1,784,400
[a]	Reata Pharmaceuticals Inc.	15,200	2,193,968
[a]	Revance Therapeutics Inc.	74,001	1,095,215
[a]	Veeva Systems Inc.	32,200	5,035,114
			50,106,669
	Industrials 15.4%
[a]	CoStar Group Inc.	15,035	8,828,702
	Fastenal Co.	79,100	2,471,875
	Fortive Corp.	75,100	4,144,769
	Hexcel Corp.	50,250	1,868,798
	IDEX Corp.	33,100	4,571,441
[a]	Kratos Defence & Security Solutions Inc.	18,300	253,272
[a]	Mercury Systems Inc.	51,000	3,638,340
	Old Dominion Freight Line Inc.	14,550	1,909,833
	Republic Services Inc.	63,100	4,736,286
	Roper Technologies Inc.	17,843	5,563,626
	Stanley Black & Decker Inc.	25,296	2,529,600
	TransUnion	57,300	3,792,114
	Verisk Analytics Inc.	54,961	7,660,464
			51,969,120
	Information Technology 35.8%
[a]	Adyen NV (Netherlands)	3,000	2,562,273
[a]	Alteryx Inc.	37,300	3,549,841
	Amphenol Corp., A	54,700	3,986,536
[a]	ANSYS Inc.	21,700	5,044,599
[a]	Atlassian Corp. PLC	39,450	5,414,907
[a,d]	Bill.Com Holdings Inc.	21,300	728,460
[a,b]	Bill.Com Holdings Inc.	48,148	1,440,937
[a]	Black Knight Inc.	106,000	6,154,360
[a]	CloudFlare Inc., A	145,300	3,411,644
[a]	DocuSign Inc.	87,200	8,057,280
[a]	EPAM Systems Inc.	20,000	3,713,200
	Global Payments Inc.	46,200	6,663,426
[a]	GoDaddy Inc., A	85,117	4,861,032
	Jack Henry & Associates Inc.	14,050	2,181,122
[a]	Keysight Technologies Inc.	49,300	4,125,424
	KLA Corp.	35,737	5,136,836
  |  73

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
[a]	Lattice Semiconductor Corp.	152,555	$2,718,530
	Microchip Technology Inc.	28,927	1,961,251
	Monolithic Power Systems	26,000	4,353,960
	NXP Semiconductors NV (Netherlands)	19,160	1,588,939
[a]	Okta Inc., A	31,000	3,790,060
[a]	Paylocity Holding Corp.	42,450	3,749,184
[a]	Q2 Holdings Inc.	41,496	2,450,754
[a]	Semtech Corp.	43,000	1,612,500
[a]	SiTime Corp.	59,100	1,286,607
[a]	Square Inc., A	47,600	2,493,288
[a]	Synopsys Inc.	52,250	6,729,277
[a]	Twilio Inc., A	56,475	5,053,948
[a]	ViaSat Inc.	42,566	1,528,971
[a]	WEX Inc.	18,500	1,934,175
[a]	Wix.com Ltd. (Israel)	20,100	2,026,482
[a]	Workday Inc., A	5,500	716,210
	Xilinx Inc.	41,600	3,242,304
[a]	Zendesk Inc.	56,200	3,597,362
[a]	Zscaler Inc.	46,300	2,817,818
			120,683,497
	Materials 2.8%
	Ball Corp.	67,900	4,390,414
[a]	Ingevity Corp.	46,841	1,648,803
	Martin Marietta Materials Inc.	18,000	3,406,140
			9,445,357
	Real Estate 2.6%
	SBA Communications Corp., A	32,057	8,654,428
	Total Common Stocks (Cost $288,105,646)		331,322,930
	Short Term Investments 2.5%
	Money Market Funds (Cost $5,087,616) 1.5%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	5,087,616	5,087,616
	Investments from Cash Collateral Received for Loaned Securities 1.0%
	Money Market Funds (Cost $3,236,275) 1.0%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	3,236,275	3,236,275
	Total Investments (Cost $296,429,537) 100.9%		339,646,821
	Other Assets, less Liabilities (0.9)%		(3,049,410)
	Net Assets 100.0%		$336,597,411
  |  74

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund (continued)
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 7 regarding restricted securities.
[d]A portion or all of the security is on loan at March 31, 2020.
[e]See Note 9 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  75

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments, March 31, 2020 (unaudited)
Franklin Strategic Income VIP Fund
		Country/Organization	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.2%
	Commercial & Professional Services 0.0%†
[a,b]	Remington Outdoor Co. Inc.	United States	74,576	$37,288
	Consumer Services 0.0%†
[a,b,c]	Turtle Bay Resort	United States	1,901,449	41,832
	Energy 0.1%
	Amplify Energy Corp.	United States	431	244
[a,b]	Amplify Energy Corp., wts., 4/21/20	United States	4,121	—
[a]	Battalion Oil Corp.	United States	183	856
[a,b]	Battalion Oil Corp., wts., A, 10/08/22	United States	879	2,672
[a,b]	Battalion Oil Corp., wts., B, 10/08/22	United States	1,098	3,324
[a,b]	Battalion Oil Corp., wts., C, 10/08/22	United States	1,412	4,252
[a]	Birch Permian Holdings Inc.	United States	4,478	42,541
[a]	Birch Permian Holdings Inc.	United States	34,907	327,253
	Riviera Resources Inc.	United States	6,620	27,804
[a]	Weatherford International PLC	United States	13,794	82,074
				491,020
	Materials 0.1%
[a,b,d]	Appvion Operations Inc.	United States	18,684	267,045
[a]	Verso Corp., A	United States	5,620	63,393
[a]	Verso Corp., wts., 7/25/23	United States	592	657
				331,095
	Media & Entertainment 0.0%†
[a]	Clear Channel Outdoor Holdings Inc.	United States	20,804	13,315
[a]	iHeartMedia Inc., A	United States	8,384	61,287
[a,b]	iHeartMedia Inc., B	United States	142	882
				75,484
	Retailing 0.0%†
[a,b,d]	K2016470219 South Africa Ltd., A	South Africa	14,792,309	8,266
[a,b,d]	K2016470219 South Africa Ltd., B	South Africa	1,472,041	822
				9,088
	Total Common Stocks and Other Equity Interests (Cost $6,847,916)			985,807

	Management Investment Companies (Cost $11,072,145) 2.1%
	Diversified Financials 2.1%
[e]	Franklin Floating Rate Income Fund	United States	1,118,951	7,955,744
			Principal Amount*
	Corporate Bonds 33.5%
	Automobiles & Components 0.1%
[f]	Allison Transmission Inc., senior bond, 144A, 5.875%, 6/01/29	United States	300,000	296,090
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  76

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds (continued)
	Banks 3.5%
[f]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	1,200,000		$978,113
	Bank of America Corp.,
	senior bond, 3.248%, 10/21/27	United States	647,000		677,119
	senior note, 3.50%, 4/19/26	United States	2,480,000		2,646,262
[g]	BDO Unibank Inc., senior note, Reg S, 2.95%, 3/06/23	Philippines	200,000		198,500
[g]	China Construction Bank Corp., sub. note, Reg S, 4.25% to 2/26/24, FRN thereafter, 2/27/29	China	800,000		826,614
	Citigroup Inc.,
	senior note, 3.30%, 4/27/25	United States	243,000		252,014
	senior note, 3.40%, 5/01/26	United States	1,106,000		1,187,358
	Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	900,000		981,008
	JPMorgan Chase & Co.,
	[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	213,000		213,148
	senior bond, 3.20%, 6/15/26	United States	1,213,000		1,262,449
	sub. note, 3.375%, 5/01/23	United States	809,000		845,326
	sub. note, 3.875%, 9/10/24	United States	809,000		855,826
[g]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	500,000	EUR	529,838
	Wells Fargo & Co., senior note, 3.00%, 4/22/26	United States	2,021,000		2,084,783
					13,538,358
	Capital Goods 1.3%
[f]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	1,094,000		994,178
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	566,000		548,206
[f]	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	1,000,000		937,575
[f]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	800,000		713,694
[f]	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	800,000		694,060
[i]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	262,519		240,861
[f]	Resideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	800,000		704,060
[f]	Rutas 2 and 7 Finance Ltd., senior secured bond, first lien, 144A, 9/30/36	United States	200,000		118,061
					4,950,695
	Commercial & Professional Services 0.6%
[f]	Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,321,000		973,841
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	1,194,000		1,218,328
					2,192,169
	Consumer Durables & Apparel 0.8%
[f]	Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	1,482,000		1,464,290
	KB Home, senior note, 7.00%, 12/15/21	United States	970,000		968,739
	Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	889,000		861,215
					3,294,244
  |  77

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Services 1.2%
[f]	1011778 BC ULC/New Red Finance Inc.,
	secured note, second lien, 144A, 5.00%, 10/15/25	Canada	970,000	$932,408
	senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	428,000	429,603
[f]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	1,132,000	721,491
[f]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	728,000	717,994
	senior note, 144A, 5.25%, 6/01/26	United States	851,000	856,255
[f]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	senior bond, 144A, 5.50%, 3/01/25	United States	670,000	628,105
	senior bond, 144A, 5.25%, 5/15/27	United States	200,000	181,750
				4,467,606
	Diversified Financials 2.8%
[f]	Altice France Holding SA, senior note, 144A, 6.00%, 2/15/28	Luxembourg	700,000	621,026
	Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	1,617,000	1,588,914
	The Goldman Sachs Group Inc.,
	senior note, 3.50%, 1/23/25	United States	1,725,000	1,771,746
	senior note, 3.75%, 2/25/26	United States	1,213,000	1,266,362
	Morgan Stanley,
	senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	809,000	849,532
	senior note, 3.875%, 1/27/26	United States	2,395,000	2,590,781
[f]	MSCI Inc., senior bond, 144A, 4.00%, 11/15/29	United States	700,000	699,251
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	1,000,000	941,950
[g]	TNB Global Ventures Capital Bhd., senior note, Reg S, 3.244%, 10/19/26	Malaysia	400,000	410,337
				10,739,899
	Energy 1.8%
[f]	Aker BP ASA, senior note, 144A, 4.75%, 6/15/24	Norway	600,000	504,802
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	970,000	909,346
	CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	1,317,000	1,214,933
	Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	800,000	752,204
	Energy Transfer Operating LP, senior bond, 4.05%, 3/15/25	United States	200,000	175,185
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	300,000	158,090
[f,i]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 10/15/23	United Kingdom	820,556	201,036
	Enterprise Products Operating LLC, senior bond, 4.80%, 2/01/49	United States	150,000	150,750
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	1,617,000	881,346
[f]	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	800,000	278,000
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	200,000	81,500
[j]	Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	243,000	3,645
[f]	Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	400,000	372,739
	Sunoco LP/Sunoco Finance Corp.,
	senior note, 4.875%, 1/15/23	United States	485,000	472,591
	senior note, 6.00%, 4/15/27	United States	500,000	433,484
[f]	Weatherford International Ltd., senior note, 144A, 11.00%, 12/01/24	United States	417,000	254,579
				6,844,230
  |  78

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Food & Staples Retailing 0.8%
[f]	Cencosud SA, senior note, 144A, 4.375%, 7/17/27	Chile	800,000	$662,950
	The Kroger Co., senior bond, 4.45%, 2/01/47	United States	150,000	165,729
	Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	2,087,000	2,148,309
				2,976,988
	Food, Beverage & Tobacco 0.7%
	B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	900,000	880,875
	BAT Capital Corp., senior bond, 4.54%, 8/15/47	United Kingdom	50,000	45,869
	Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	200,000	200,308
[f]	MHP Lux SA, senior note, 144A, 6.95%, 4/03/26	Ukraine	800,000	649,103
[f]	Post Holdings Inc., senior bond, 144A, 4.625%, 4/15/30	United States	700,000	675,500
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	200,000	204,029
				2,655,684
	Health Care Equipment & Services 1.7%
	Anthem Inc., senior bond, 3.70%, 9/15/49	United States	150,000	151,196
	Centene Corp.,
	[f] senior bond, 144A, 4.625%, 12/15/29	United States	200,000	202,110
	[f] senior bond, 144A, 3.375%, 2/15/30	United States	600,000	560,250
	senior note, 4.75%, 5/15/22	United States	750,000	757,755
	[f] senior note, 144A, 5.375%, 6/01/26	United States	324,000	335,554
	[f] senior note, 144A, 4.25%, 12/15/27	United States	300,000	302,235
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	183,000	138,623
	senior secured note, first lien, 6.25%, 3/31/23	United States	405,000	387,534
	Cigna Corp., senior bond, 4.90%, 12/15/48	United States	150,000	182,201
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	305,000	305,993
	senior bond, 5.00%, 5/01/25	United States	728,000	731,600
	HCA Inc., senior note, 5.375%, 9/01/26	United States	713,000	739,791
[f]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,100,000	891,082
[f]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	300,000	263,259
[f,i]	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	500,000	391,240
	Stryker Corp., senior bond, 3.50%, 3/15/26	United States	405,000	423,290
				6,763,713
	Materials 5.1%
[f]	Alpek SAB de CV, senior note, 144A, 4.25%, 9/18/29	Mexico	1,600,000	1,313,232
[f]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	900,000	909,270
[f]	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	1,100,000	860,200
[f]	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	299,000	260,139
[f]	Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	1,013,000	863,562
[g]	CNAC HK Finbridge Co. Ltd., senior note, Reg S, 4.875%, 3/14/25	China	800,000	841,766
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	1,066,000	1,101,437
  |  79

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[f]	First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	1,294,000	$1,116,081
[f]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 5.125%, 3/15/23	Australia	324,000	319,940
	senior note, 144A, 5.125%, 5/15/24	Australia	647,000	641,342
	Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	1,017,000	966,765
[f]	Gates Global LLC / Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	100,000	89,051
[f]	Glencore Funding LLC,
	senior note, 144A, 4.125%, 5/30/23	Switzerland	485,000	447,441
	senior note, 144A, 4.625%, 4/29/24	Switzerland	250,000	229,420
	LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	1,698,000	1,737,187
[f]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,278,000	977,708
[f]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	800,000	722,306
[f]	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	1,059,000	1,046,644
[f]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	732,000	743,339
	senior note, 144A, 5.875%, 8/15/23	United States	566,000	558,220
[f]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	senior note, 144A, 7.00%, 7/15/24	United States	105,000	107,297
	senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	566,000	565,290
[f]	SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	600,000	627,944
[f]	Sealed Air Corp.,
	senior bond, 144A, 5.125%, 12/01/24	United States	809,000	819,113
	senior bond, 144A, 5.50%, 9/15/25	United States	124,000	126,636
	senior note, 144A, 4.875%, 12/01/22	United States	85,000	85,823
[f]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	1,100,000	800,217
[f]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	900,000	742,730
				19,620,100
	Media & Entertainment 3.0%
[f]	Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	600,000	586,830
	AMC Entertainment Holdings Inc., senior sub. bond, 5.75%, 6/15/25	United States	800,000	341,004
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	689,000	680,622
	[f] senior bond, 144A, 5.375%, 5/01/25	United States	728,000	750,899
	[f] senior bond, 144A, 4.50%, 8/15/30	United States	300,000	295,688
[f]	Clear Channel Worldwide Holdings Inc.,
	senior secured note, first lien, 144A, 5.125%, 8/15/27	United States	600,000	565,170
	senior sub. note, 144A, 9.25%, 2/15/24	United States	256,000	221,761
[f]	CSC Holdings LLC, senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	1,378,000	1,434,936
[f]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	first lien, 144A, 5.375%, 8/15/26	United States	400,000	327,257
	senior note, 144A, 6.625%, 8/15/27	United States	300,000	202,290
  |  80

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
	DISH DBS Corp.,
	senior bond, 6.75%, 6/01/21	United States	405,000	$412,881
	senior note, 5.875%, 11/15/24	United States	670,000	656,657
[k]	Fox Corp, senior bond, 3.50%, 4/08/30	United States	400,000	400,000
	iHeartCommunications Inc.,
	secured note, 6.375%, 5/01/26	United States	48,209	45,889
	senior note, 8.375%, 5/01/27	United States	87,378	74,879
[f]	Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	800,000	720,440
	Netflix Inc.,
	senior bond, 5.875%, 2/15/25	United States	1,000,000	1,062,255
	senior bond, 4.375%, 11/15/26	United States	300,000	302,415
[f]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	1,417,000	1,342,600
[f]	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	1,321,000	1,136,060
				11,560,533
	Pharmaceuticals, Biotechnology & Life Sciences 1.7%
[f]	AbbVie Inc., senior note, 144A, 2.95%, 11/21/26	United States	600,000	612,751
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	1,778,000	1,823,826
[f]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	243,000	240,875
	senior note, 144A, 8.50%, 1/31/27	United States	809,000	849,895
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000	206,251
[f]	Bayer U.S. Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	889,000	952,200
[f]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	970,000	667,777
	senior note, 144A, 6.00%, 7/15/23	United States	328,000	240,047
[f]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	970,000	994,221
				6,587,843
	Real Estate 1.0%
[g]	China Overseas Finance Cayman VI Ltd., senior note, Reg S, 5.95%, 5/08/24	China	700,000	791,242
	Equinix Inc., senior bond, 5.875%, 1/15/26	United States	100,000	102,592
[f]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	800,000	693,976
	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	247,000	247,486
	senior bond, 5.00%, 10/15/27	United States	889,000	869,064
[f]	VICI Properties LP/VICI Note Co. Inc., senior note, 144A, 3.75%, 2/15/27	United States	1,400,000	1,327,375
				4,031,735
  |  81

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Retailing 0.0%†
[b,f,i]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	962,011	$1,202
[b,f,i]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	313,367	1,567
[f]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	1,085,000	113,925
				116,694
	Semiconductors & Semiconductor Equipment 0.0%†
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	100,000	102,166
	Software & Services 0.3%
[f]	NortonLifeLock Inc., senior note, 144A, 5.00%, 4/15/25	United States	978,000	988,320
	Technology Hardware & Equipment 0.4%
[f]	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	200,000	183,500
[f]	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	1,374,000	1,202,353
				1,385,853
	Telecommunication Services 1.1%
[f]	Altice France SA/France, senior secured note, 144A, 5.50%, 1/15/28	France	200,000	188,370
	Bell Canada Inc., senior bond, 4.464%, 4/01/48	Canada	150,000	160,829
[f]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	486,000	85,050
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	800,000	817,166
	Sprint Communications Inc., senior note, 6.00%, 11/15/22	United States	405,000	423,606
	Sprint Corp., senior bond, 7.875%, 9/15/23	United States	405,000	448,997
	Telefonica Emisiones SA, senior bond, 4.895%, 3/06/48	Spain	150,000	166,798
	TELUS Corp., senior bond, 4.60%, 11/16/48	Canada	150,000	169,325
	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	405,000	414,100
	senior bond, 6.375%, 3/01/25	United States	1,051,000	1,081,222
	senior note, 6.00%, 4/15/24	United States	200,000	204,494
				4,159,957
	Transportation 1.9%
	CSX Corp., senior bond, 4.10%, 3/15/44	United States	150,000	156,704
[f]	DAE Funding LLC, senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	1,294,000	1,180,736
	FedEx Corp., senior bond, 4.05%, 2/15/48	United States	150,000	132,751
[g]	ICTSI Treasury BV, senior note, Reg S, 4.625%, 1/16/23	Philippines	1,200,000	1,222,123
[f]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	1,700,000	1,776,500
[f]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	1,200,000	1,025,034
[g]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	1,700,000	1,748,705
				7,242,553
	Utilities 3.7%
	Calpine Corp.,
	senior bond, 5.75%, 1/15/25	United States	1,170,000	1,091,025
	[f] senior note, 144A, 5.125%, 3/15/28	United States	200,000	185,500
  |  82

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities (continued)
[g]	CGNPC International Ltd., senior note, Reg S, 3.75%, 12/11/27	China	300,000	$327,527
	Clearway Energy Operating LLC, senior note, 5.75%, 10/15/25	United States	1,132,000	1,127,761
[f]	Colbun SA,
	senior note, 144A, 3.95%, 10/11/27	Chile	800,000	771,100
	senior note, 144A, 3.15%, 3/06/30	Chile	300,000	263,250
[f,h]	EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	2,425,000	2,341,313
	Exelon Corp, senior bond, 4.05%, 4/15/30	United States	100,000	99,240
[f]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	700,000	619,500
[f]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	1,000,000	1,024,615
	The Southern Co., senior bond, 3.25%, 7/01/26	United States	2,410,000	2,435,918
[f]	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	1,651,000	1,769,198
[f]	Talen Energy Supply LLC, senior secured note, 144A, 7.25%, 5/15/27	United States	1,300,000	1,182,025
[f]	Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.15%, 6/02/26	China	1,051,000	1,112,675
	Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	85,000	114,280
				14,464,927
	Total Corporate Bonds (Cost $141,938,782)			128,980,357
[l]	Senior Floating Rate Interests 7.1%
	Automobiles & Components 0.6%
	Adient U.S. LLC, Initial Term Loans, 5.45% - 5.742%, (3-month USD LIBOR + 4.00%), 5/06/24	United States	1,161,225	1,032,039
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 4.441%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	159,599	146,831
	Thor Industries, Inc.,
	Initial USD Term Loans, 4.375%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	12,863	11,062
	Initial USD Term Loans, 5.375%, (3-month USD LIBOR + 3.75%), 2/01/26	United States	1,225,864	1,054,243
				2,244,175
	Capital Goods 0.2%
[b,i]	Alloy Finco Ltd., Term Loan B (PIK), 14.00%, 3/06/25	United States	159,309	79,655
	Altra Industrial Motion Corp., Term Loan, 2.989%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	278,414	255,445
[m,n]	Arconic Rolled Products Corp., Initial Term Loans, TBD, 2/04/27	United States	236,000	215,940
[m]	Dynasty Acquisition Co. Inc.,
	Initial Term B-1 Loan, 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	103,795	81,791
	Initial Term B-2 Loan (CAD), 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	55,804	43,973
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	192,010	186,249
				863,053
  |  83

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
[l]	Senior Floating Rate Interests (continued)
	Commercial & Professional Services 0.1%
	Harsco Corp., Term Loan B-2, 3.25%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	110,062	$101,257
[m]	Pitney Bowes Inc., Incremental Tranche Term B Loans, 6.49%, (1-month USD LIBOR + 5.50%), 1/07/25	United States	230,000	196,650
[m]	Prime Security Services Borrower LLC, Term B-1 Facility, 4.606%, (1-month USD LIBOR + 3.25%), 9/12/26	United States	124,688	113,466
				411,373
	Consumer Durables & Apparel 0.0%†
	Champ Acquisition Corp., Initial Term Loan, 6.572%, (3-month USD LIBOR + 5.50%), 12/21/25	United States	99,364	77,504
	Playtika Holding Corp., Term B Loans, 7.072%, (3-month USD LIBOR + 6.00%), 12/10/24	United States	79,000	74,523
				152,027
	Consumer Services 0.5%
	Aristocrat Technologies Inc., Term B-3 Loans, 3.577%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	775,372	705,589
	Caesars Resort Collection LLC, Term B Loans, 3.739%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	349,107	287,359
	Eldorado Resorts Inc., Initial Term Loan, 3.25%, (3-month USD LIBOR + 2.25%), 4/17/24	United States	176,290	172,764
	NASCAR Holdings Inc., Initial Term Loans, 3.674%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	600,000	530,500
				1,696,212
	Diversified Financials 0.4%
[m]	Asurion LLC, Replacement B-6 Term Loans, 3.989%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	488,712	471,607
	Russell Investments US Institutional Holdco Inc., Term Loan B, 3.822%, (3-month USD LIBOR + 2.75%), 6/01/23	United States	1,036,127	966,188
				1,437,795
	Energy 0.3%
	Fieldwood Energy LLC, Closing Date Loans, 7.027%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	2,507,942	877,779
	Utex Industries Inc.,
	Initial Term Loan (First Lien), 5.00%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	514,307	174,007
	Second Lien Initial Term Loan, 8.25%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	53,878	13,470
				1,065,256
	Food & Staples Retailing 0.2%
	Aramark Corp.,
	U.S. Term B-3 Loan, 2.739%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	359,644	337,466
	U.S. Term B-4 Loan, 2.739%, (1-month USD LIBOR + 1.75%), 1/15/27	United States	500,000	467,500
	Whatabrands LLC (Whataburger), 2020 Refinancing Term Loans, 3.766%, (1-month USD LIBOR + 2.75%), 8/02/26	United States	101,196	86,523
				891,489
  |  84

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
[l]	Senior Floating Rate Interests (continued)
	Food, Beverage & Tobacco 0.2%
	B&G Foods Inc., Tranche B-4 Term Loan, 3.489%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	290,208	$276,665
	CSM Bakery Supplies LLC, Second Lien Term Loan, 9.62%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	478,111	372,927
	JBS USA Lux SA, New Term Loans, 3.072%, (3-month USD LIBOR + 2.00%), 5/01/26	United States	208,510	196,893
				846,485
	Health Care Equipment & Services 0.2%
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 3.239%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	598,489	583,526
[m]	Phoenix Guarantor Inc., Tranche B-1 Term Loan, 4.113%, (1-month USD LIBOR + 3.25%), 3/05/26	United States	159,600	147,200
[m,n]	US Anesthesia Partners Inc., First Lien Term Loan, TBD, 6/23/24	United States	60,000	45,450
				776,176
	Household & Personal Products 0.6%
[b]	FGI Operating Co. LLC (Freedom Group),
	[i] Term Loan, PIK, 12.00%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	851,786	756,674
	Term Loan FILO, 9.50%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	1,616,351	1,600,144
	Knowlton Development Corp., Initial Term Loan, 4.739%, (1-month USD LIBOR + 3.75%), 12/21/25	United States	68,443	59,887
				2,416,705
	Insurance 0.1%
[m]	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issue, Initial Term Loan, 3.989%, (1-month USD LIBOR + 3.00%), 5/10/25	United States	274,830	255,363
[m]	AssuredPartners Inc., 2020 February Refinancing Term Loans, 4.489%, (1-month USD LIBOR + 3.50%), 2/13/27	United States	159,600	142,443
				397,806
	Materials 0.3%
	Appvion Operations, Inc.,
	Term Loan, 7.00% - 7.52%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	144,847	140,321
	Term Loan, 7.00%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	270,871	262,406
	Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, 3.20%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	233,822	220,962
	Berry Global Inc., Term Y Loans, 2.863%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	349,121	330,617
[m,n]	BWAY Holding Co. Inc., Term Loan B, TBD, 4/03/24	United States	150,000	124,125
				1,078,431
	Media & Entertainment 1.1%
[m,n]	Banijay Group US Holding Inc., Facility B (USD) Loan, TBD, 2/03/25	France	110,000	99,000
	Charter Communications Operating LLC, Term A-2 Loan, 2.49%, (1-month USD LIBOR + 1.50%), 3/31/23	United States	833,736	787,881
	CSC Holdings LLC, March 2017 Incremental Term Loans, 2.862%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,200,259	1,158,250
  |  85

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
[l]	Senior Floating Rate Interests (continued)
	Media & Entertainment (continued)
	Diamond Sports Group LLC, Term Loan, 4.18%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	452,838	$355,478
	Gray Television Inc.,
	Term B-2 Loan, 3.765%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	843,033	798,774
	Term C Loan, 4.015%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	536,353	517,580
	Lions Gate Capital Holdings LLC, Term A Loan, 2.739%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	243,103	218,792
	Mediacom Illinois LLC, Tranche N Term Loan, 2.37%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	305,068	296,679
				4,232,434
	Real Estate 0.0%†
	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, 3.739%, (1-month USD LIBOR + 2.75%), 8/21/25	United States	100,000	90,000
	Retailing 0.2%
[m]	Bass Pro Group LLC, Initial Term Loans, 6.072%, (3-month USD LIBOR + 5.00%), 9/25/24	United States	298,724	253,915
	General Nutrition Centers, Inc.,
	Tranche B-2 Term Loans, 9.74%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	218,455	156,195
	Tranche B-2 Term Loans, 10.37%, (3-month USD LIBOR + 8.75%), 3/04/21	United States	326,738	233,618
	Harbor Freight Tools USA Inc., Refinancing Loans, 3.489%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	199,489	183,032
	Staples Inc., 2019 Refinancing Term B-1 Loans, 6.515%, (1-month USD LIBOR + 5.00%), 4/12/26	United States	72,987	58,572
				885,332
	Semiconductors & Semiconductor Equipment 0.4%
	MKS Instruments Inc., Tranche B-6 Term Loans, 2.739%, (1-month USD LIBOR + 1.75%), 2/02/26	United States	477,611	437,730
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 2.989%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	1,134,256	1,069,746
				1,507,476
	Software & Services 0.3%
	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 3.75%, (1-month USD LIBOR + 2.75%), 2/01/22	United States	149,231	144,679
[m]	LegalZoom.com Inc., 2018 Term Loans, 5.489%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	160,000	143,200
[m]	Surf Holdings LLC (Sophos), Dollar Tranche Term Loan, 4.814%, (3-month USD LIBOR + 3.50%), 3/05/27	United States	123,269	110,634
[m]	TIBCO Software Inc., Term B-3 Loans, 4.74%, (1-month USD LIBOR + 3.75%), 7/31/26	United States	120,000	114,000
[m,n]	Verscend Holding Corp., Term B Loans, TBD, 7/27/25	United States	79,798	75,808
[m]	Waystar (Navicure Inc), Initial Term Loans, 4.989%, (1-month USD LIBOR + 4.00%), 10/22/26	United States	160,000	151,200
	WEX Inc., Term B-3 Loan, 3.239%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	638,515	558,701
				1,298,222
  |  86

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
[l]	Senior Floating Rate Interests (continued)
	Technology Hardware & Equipment 0.1%
	CommScope Inc., Initial Term Loans, 4.239%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	349,123		$329,921
	Telecommunication Services 0.3%
	Aventiv Technologies, LLC,
	Initial Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	633		503
	Initial Term Loan, 5.50%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	246,835		196,234
	Aventiv Technologies LLC, Second Lien Initial Loan, 11/01/25	United States	597,127		313,492
	Global Tel*Link Corp.,
	First Lien Term Loan, 5.70%, (3-month USD LIBOR + 4.25%), 11/29/25	United States	395,990		341,541
	Second Lien Term Loan, 9.70%, (3-month USD LIBOR + 8.25%), 11/29/26	United States	183,038		153,294
					1,005,064
	Transportation 0.4%
	Allegiant Travel Co., Class B Term Loan, 4.707%, (3-month USD LIBOR + 3.00%), 2/05/24	United States	230,959		184,767
	Avis Budget Car Rental LLC, Tranche B Term, 2.74%, (1-month USD LIBOR + 1.75%), 8/06/27	United States	1,006,206		870,368
	Hertz Corp., Tranche B-1 Term Loan, 3.74%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	343,879		248,023
	Westjet Airlines Ltd., Initial Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	159,600		125,685
					1,428,843
	Utilities 0.6%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.25%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	782,085		694,752
	Term B Advance, 4.71%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	1,885,149		1,674,640
					2,369,392
	Total Senior Floating Rate Interests (Cost $32,688,807)				27,423,667
	Marketplace Loans (Cost $1,149,952) 0.3%
	Diversified Financials 0.3%
[b]	Lending Club, 6.46%-25.65%, 8/22/22 - 2/28/25	United States	1,195,539		1,101,008
	Foreign Government and Agency Securities 10.0%
[f]	The African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29	Supranational[o]	1,600,000		1,512,672
[f]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	2,900,000		1,208,036
[g]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	2,400,000	EUR	2,200,095
[f]	Banque Ouest Africaine de Developpement, senior note, 144A, 5.00%, 7/27/27	Supranational[o]	1,600,000		1,501,232
  |  87

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[f]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	81,500,000	DOP	$1,414,136
[f]	The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	1,655,000		1,529,983
[f]	Government of Belarus International Bond,
	senior bond, 144A, 6.20%, 2/28/30	Belarus	1,200,000		1,097,726
	senior note, 144A, 7.625%, 6/29/27	Belarus	1,200,000		1,210,668
	Government of Colombia,
	senior bond, 3.875%, 4/25/27	Colombia	1,400,000		1,395,159
	senior bond, 9.85%, 6/28/27	Colombia	5,315,000,000	COP	1,448,220
	senior bond, 4.50%, 3/15/29	Colombia	500,000		516,571
	senior bond, 5.00%, 6/15/45	Colombia	1,900,000		1,966,500
[f]	Government of Gabon,
	144A, 6.375%, 12/12/24	Gabon	1,037,538		727,574
	senior note, 144A, 6.625%, 2/06/31	Gabon	1,600,000		990,137
	Government of Indonesia,
	[f] senior bond, 144A, 4.35%, 1/08/27	Indonesia	900,000		934,798
	senior bond, FR64, 6.125%, 5/15/28	Indonesia	26,500,000,000	IDR	1,437,108
	senior bond, FR70, 8.375%, 3/15/24	Indonesia	19,648,000,000	IDR	1,255,256
[f]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	1,800,000		2,037,917
	Government of Mexico,
	senior bond, M, 6.50%, 6/10/21	Mexico	293,000[p]	MXN	1,235,243
	senior note, 4.15%, 3/28/27	Mexico	3,200,000		3,284,800
	Government of Peru, senior bond, 6.55%, 3/14/37	Peru	1,000,000		1,441,565
[f]	Government of Russia, senior note, 144A, 4.875%, 9/16/23	Russia	800,000		852,846
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	36,100,000	ZAR	1,492,522
[f]	Government of Ukraine,
	144A, 7.75%, 9/01/22	Ukraine	200,000		190,455
	144A, 7.75%, 9/01/23	Ukraine	369,000		347,404
	144A, 7.75%, 9/01/24	Ukraine	369,000		341,344
	[a,q] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	978,000		724,307
	senior bond, 144A, 7.375%, 9/25/32	Ukraine	500,000		456,254
	Government of Uruguay,
	senior bond, 4.375%, 1/23/31	Uruguay	800,000		875,408
	[r] senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	4,845,271	UYU	111,432
	[r] senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	80,865,155	UYU	1,831,287
[f]	Panama Notas del Tesoro, senior note, 144A, 3.75%, 4/17/26	Panama	800,000		805,694
	Total Foreign Government and Agency Securities (Cost $45,396,620)				38,374,349
	U.S. Government and Agency Securities 6.0%
	U.S. Treasury Bond,
	7.875%, 2/15/21	United States	728,000		777,211
	[r] Index Linked, 1.75%, 1/15/28	United States	3,693,697		4,204,690
	U.S. Treasury Note,
	1.50%, 11/30/21	United States	3,000,000		3,064,160
	[r] Index Linked, 0.125%, 7/15/24	United States	4,981,580		4,993,409
	[r] Index Linked, 0.375%, 7/15/25	United States	4,568,299		4,661,850
  |  88

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	U.S. Government and Agency Securities (continued)
	U.S. Treasury Note, (continued)
	[r] Index Linked, 0.375%, 7/15/27	United States	5,303,904		$5,461,099
	Total U.S. Government and Agency Securities (Cost $22,831,271)				23,162,419
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 23.7%
	Banks 0.8%
[s]	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.513%, 7/10/38	United States	425,000		387,791
[s]	CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 5.21%, 3/25/34	United States	460,199		458,309
[f]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	2,700,000		2,065,500
[t]	Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 1.327%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	43,674		42,788
					2,954,388
	Diversified Financials 22.9%
[t]	American Express Credit Account Master Trust, 2017-2, A, FRN, 1.155%, (1-month USD LIBOR + 0.45%), 9/16/24	United States	670,000		665,901
[f,t]	AMMC CLO XI Ltd., 2012-11A, BR2, 144A, FRN, 3.37%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	350,000		306,115
[f,t]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	1,455,000		1,293,979
[f,s]	ARES CLO Ltd., 2018-50A, B, 144A, FRN, 3.531%, 1/15/32	United States	500,000		447,630
[f,s]	ARES LII CLO Ltd.,
	2019-52A, A2, 144A, FRN, 3.452%, 4/22/31	United States	250,000		222,788
	2019-52A, B, 144A, FRN, 3.652%, 4/22/31	United States	500,000		455,279
[f,s]	BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 3.969%, 10/20/30	United States	700,000		649,780
[f,s]	BlueMountain CLO Ltd.,
	2012-2A, BR2, 144A, FRN, 3.145%, 11/20/28	United States	510,000		456,152
	2012-2A, CR2, 144A, FRN, 3.695%, 11/20/28	United States	270,000		224,930
	2018-1A, D, 144A, FRN, 4.82%, 7/30/30	United States	1,000,000		750,980
[f,s]	Bluemountain Fuji Eur CLO V DAC,
	5A, A, 144A, FRN, 0.91%, 1/15/33	Ireland	1,900,000	EUR	1,954,451
	5A, B, 144A, FRN, 1.55%, 1/15/33	Ireland	600,000	EUR	580,526
[f]	BRAVO Residential Funding Trust,
	2019-1, A1C, 144A, 3.50%, 3/25/58	United States	864,491		872,786
	[s] 2019-2, A3, 144A, FRN, 3.50%, 10/25/44	United States	980,743		990,793
[f,s]	Burnham Park CLO Ltd., 2016-1A, BR, 144A, FRN, 3.319%, 10/20/29	United States	460,000		423,148
[f,s]	Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 3.931%, 10/15/31	United States	1,408,860		1,170,892
[t]	Capital One Multi-Asset Execution Trust,
	2016-A2, A2, FRN, 1.335%, (1-month USD LIBOR + 0.63%), 2/15/24	United States	3,225,000		3,216,162
	2016-A7, A7, FRN, 1.215%, (1-month USD LIBOR + 0.51%), 9/16/24	United States	320,000		317,840
  |  89

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[f,t]	Carlyle Global Market Strategies CLO Ltd., 2014-4RA, C, 144A, FRN, 4.731%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	300,000	$221,405
[f,s]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.031%, 10/15/31	United States	1,213,000	1,104,095
[f,t]	Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 4.769%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	1,253,000	1,158,533
[f,s]	CIM Trust,
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	1,058,083	1,053,686
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	1,562,149	1,564,803
[s]	Citibank Credit Card Issuance Trust,
	2016-A3, A3, FRN, 1.495%, 12/07/23	United States	350,000	349,863
	2017-A7, A7, FRN, 1.375%, 8/08/24	United States	2,685,000	2,650,230
[f,s]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.419%, 10/20/28	United States	270,000	252,191
[b,f,l]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2019-51, PT, 144A, FRN, 15.995%, 1/15/45	United States	979,227	808,484
	2019-52, PT, 144A, FRN, 11.621%, 1/15/45	United States	1,014,991	850,134
	2019-S8, PT, 144A, FRN, 9.038%, 1/15/45	United States	732,548	589,399
	2020-2, PT, 144A, FRN, 15.85%, 3/15/45	United States	983,425	828,136
	2020-7, PT, 144A, FRN, 14.159%, 4/17/45	United States	598,111	508,665
[s]	Discover Card Execution Note Trust, 2017-A7, A7, FRN, 1.065%, 4/15/25	United States	390,000	371,400
[f,s]	Dryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 3.831%, 7/15/30	United States	863,000	710,098
[f,t]	Dryden 55 CLO Ltd., 2018-55A, D, 144A, FRN, 4.681%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	300,000	214,502
[f,s]	Eaton Vance CLO Ltd., 2014-1RA, C, 144A, FRN, 3.931%, 7/15/30	United States	315,610	268,688
	FHLMC Structured Agency Credit Risk Debt Notes,
	[t] 2013-DN2, M2, FRN, 5.197%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	1,650,569	1,602,193
	[t] 2014-DN1, M2, FRN, 3.147%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	519,845	517,889
	[t] 2014-DN2, M3, FRN, 4.547%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	2,290,000	2,110,987
	[t] 2014-DN3, M3, FRN, 4.947%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	151,729	145,643
	[t] 2014-DN4, M3, FRN, 5.497%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	1,123,863	1,078,016
	[t] 2014-HQ1, M3, FRN, 5.047%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	275,043	269,552
	[t] 2014-HQ2, M2, FRN, 3.147%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	365,120	363,890
	[t] 2014-HQ3, M3, FRN, 5.697%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	545,364	533,370
	[t] 2015-DNA1, M3, FRN, 4.247%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	250,000	242,794
	[t] 2015-DNA3, M3, FRN, 5.647%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	1,819,000	1,692,404
	[t] 2015-HQ1, M3, FRN, 4.747%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	561,237	539,125
  |  90

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, (continued)
	[t] 2015-HQA1, M3, FRN, 5.647%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	1,789,766	$1,713,745
	[t] 2016-DNA2, M3, FRN, 5.597%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	1,456,323	1,400,342
	[s] 2017-DNA1, M2, FRN, 4.197%, 7/25/29	United States	990,000	884,349
	[s] 2017-DNA2, M2, FRN, 4.397%, 10/25/29	United States	1,340,000	1,211,902
	[t] 2017-DNA3, M2, FRN, 3.447%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	2,920,000	2,553,515
	[s] 2017-HQA1, M2, FRN, 4.497%, 8/25/29	United States	1,180,000	938,130
	[s] 2017-HQA2, M2, FRN, 3.597%, 12/25/29	United States	260,000	228,311
[f,t]	Flagship CLO VIII Ltd., 2014-8A, ARR, 144A, FRN, 2.693%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	309,985	306,022
	FNMA Connecticut Avenue Securities,
	[t] 2013-C01, M2, FRN, 6.197%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	291,779	288,501
	[t] 2014-C01, M2, FRN, 5.347%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	454,689	428,130
	[t] 2014-C02, 1M2, FRN, 3.547%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	1,251,122	1,135,790
	[t] 2014-C02, 2M2, FRN, 3.547%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	614,336	564,616
	[t] 2014-C03, 1M2, FRN, 3.947%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	2,519,775	2,332,833
	[t] 2014-C03, 2M2, FRN, 3.847%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	120,040	112,422
	[t] 2015-C01, 1M2, FRN, 5.247%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	777,365	740,151
	[t] 2015-C01, 2M2, FRN, 5.497%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	599,367	582,780
	[t] 2015-C02, 1M2, FRN, 4.947%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	1,722,512	1,618,320
	[t] 2015-C02, 2M2, FRN, 4.947%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	738,669	703,948
	[t] 2015-C03, 1M2, FRN, 5.947%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	2,568,377	2,505,373
	[t] 2015-C03, 2M2, FRN, 5.947%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	1,089,047	1,060,535
	[s] 2016-C02, 1M2, FRN, 6.947%, 9/25/28	United States	696,969	687,433
	[s] 2016-C04, 1M2, FRN, 5.197%, 1/25/29	United States	1,475,186	1,402,746
	[s] 2016-C05, 2M2, FRN, 5.397%, 1/25/29	United States	1,363,558	1,315,936
	[s] 2016-C06, 1M2, FRN, 5.197%, 4/25/29	United States	440,000	428,259
	[s] 2016-C07, 2M2, FRN, 5.297%, 5/25/29	United States	899,269	867,443
	[t] 2017-C01, 1M2, FRN, 4.497%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	1,846,607	1,709,643
	[s] 2017-C03, 1M2, FRN, 3.947%, 10/25/29	United States	2,720,000	2,444,589
	[s] 2017-C03, 2M2, FRN, 3.797%, 11/25/29	United States	630,000	557,565
	[s] 2017-C05, 1M2, FRN, 3.147%, 1/25/30	United States	2,049,761	1,833,667
  |  91

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[f,t]	Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 3.781%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	250,000		$199,943
[f,t]	Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 3.492%, (3-month USD LIBOR + 1.80%), 5/16/31	United States	400,000		326,536
[f,t]	LCM 26 Ltd., 26A, B, 144A, FRN, 3.219%, (3-month USD LIBOR + 1.40%), 1/20/31	United States	250,000		219,533
[f,s]	LCM XVI LP, 2016A, BR2, 144A, FRN, 3.581%, 10/15/31	United States	351,320		311,699
[f,s]	LCM XVII LP,
	2017A, BRR, 144A, FRN, 3.431%, 10/15/31	United States	350,000		306,396
	2017A, CRR, 144A, FRN, 3.931%, 10/15/31	United States	320,000		256,084
[f,t]	LCM XVIII LP, 2018A, DR, 144A, FRN, 4.619%, (3-month USD LIBOR + 2.80%), 4/20/31	United States	770,000		543,398
[f,s]	Madison Park Euro Funding VIII DAC, 8A, BRN, 144A, FRN, 1.70%, 4/15/32	Ireland	400,000	EUR	388,292
[f,s]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	1,000,000	EUR	1,061,989
[f,t]	Madison Park Funding XXIII Ltd., 2017-23A, B, 144A, FRN, 3.494%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	400,000		368,875
[f,s]	Mill City Mortgage Loan Trust, 2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	1,470,000		1,462,895
[t]	MortgageIT Trust, 2004-1, A2, FRN, 1.847%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	109,804		102,410
[f,s]	Mountain View Funding CLO XIV Ltd., 2019-1A, C, 144A, FRN, 4.731%, 4/15/29	United States	500,000		434,980
[f,t]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.197%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	2,182,000		1,927,233
[f,s]	Octagon Investment Partners 24 Ltd., 2015-1A, BS, 144A, FRN, 3.719%, 4/21/31	United States	390,000		353,315
[f,s]	Octagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN, 3.601%, 10/24/30	United States	250,000		226,122
[f,t]	Octagon Investment Partners 36 Ltd., 2018-1A, A1, 144A, FRN, 2.801%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	500,000		475,972
[f,t]	Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN, 4.644%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	400,000		283,612
[f,s]	Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN, 4.769%, 7/20/30	United States	1,000,000		752,174
[f,t]	Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN, 4.836%, (3-month USD LIBOR + 3.00%), 7/17/30	United States	400,000		293,572
[f,t]	Octagon Investment Partners XXIII Ltd., 2015-1A, BR, 144A, FRN, 3.031%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	400,000		370,544
[t]	Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 1.257%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	122,969		119,831
[f]	Prosper Pass-Thru Trust III,
	2020-PT1, A, 144A, FRN, 8.796%, 3/15/26	United States	655,811		625,587
	2020-PT3, A, 144A, 7.183%, 5/15/26	United States	186,345		187,384
	PT2, A, 144A, 9.444%, 4/15/26	United States	690,658		665,247
  |  92

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[f,s]	Provident Funding Mortgage Trust, 2019-1, A2, 144A, FRN, 3.00%, 12/25/49	United States	953,474	$964,214
[f,s]	Provident Funding Mortgage Trust 2020-1, 2020-1, A3, 144A, FRN, 3.00%, 2/25/50	United States	1,029,984	1,036,349
[f,s]	Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 4.031%, 1/15/31	United States	1,300,000	1,044,703
[t]	Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.081%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	125,220	115,862
[s]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.897%, 4/25/45	United States	87,018	77,008
[f]	Upgrade Master Pass-Thru Trust, 2019-PT2, A, 144A, FRN, 13.103%, 2/15/26	United States	571,131	524,683
[f]	Voya CLO Ltd.,
	[t] 2013-2A, BR, 144A, FRN, 3.644%, (3-month USD LIBOR + 1.85%), 4/25/31	United States	780,000	636,351
	[t] 2014-1A, CR2, 144A, FRN, 4.619%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	1,000,000	711,431
	[s] 2015-2A, BR, 144A, FRN, 3.306%, 7/23/27	United States	820,000	744,779
				88,276,306
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $103,625,736)			91,230,694
	Mortgage-Backed Securities 9.3%
	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 3.848%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	United States	5,465	5,515
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.4%
	FHLMC 30 Year, 2.50%, 10/01/49	United States	1,184,352	1,229,643
[u]	FHLMC 30 Year, 2.50%, 4/01/50	United States	1,000,000	1,036,328
[u]	FHLMC 30 Year, 3.00%, 4/01/50	United States	17,304,000	18,146,894
	FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	184,933	205,436
	FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	112,232	125,100
	FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	83,578	94,687
	FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	United States	15,554	17,390
	FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	4,540	4,864
	FHLMC Gold 30 Year, 7.50%, 8/01/30	United States	164	199
				20,860,541
	Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
	FNMA, 4.031%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	United States	65,361	66,225
	Federal National Mortgage Association (FNMA) Fixed Rate 3.8%
	FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	159,640	166,084
	FNMA 15 Year, 2.50%, 12/01/34	United States	1,747,273	1,816,965
	FNMA 30 Year, 3.00%, 9/01/48	United States	3,141,970	3,332,711
	FNMA 30 Year, 3.00%, 11/01/48	United States	3,910,072	4,126,449
	FNMA 30 Year, 4.50%, 5/01/48	United States	4,617,636	5,020,230
	FNMA 30 Year, 5.00%, 4/01/30	United States	39,120	42,667
  |  93

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
	Country/Organization	Principal Amount*	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	103,288	$120,663
			14,625,769
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	166,134	184,640
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	13,116	13,271
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,109	1,324
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	43,819	48,681
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	61,259	70,706
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	31,471	37,095
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	8,149	9,505
			365,222
Total Mortgage-Backed Securities (Cost $34,638,995)			35,923,272
Municipal Bonds 4.4%
Birmingham Water Works Board Water Revenue, Senior, Refunding, 3.573%, 1/01/45	United States	1,145,000	1,177,003
Broward County Airport System Revenue, Refunding, Series C, 3.477%, 10/01/43	United States	310,000	301,813
California Health Facilities Financing Authority Revenue,
Senior, No Place Like Home Program, 2.934%, 6/01/32	United States	295,000	296,814
Senior, No Place Like Home Program, 2.984%, 6/01/33	United States	250,000	251,287
Senior, No Place Like Home Program, 3.034%, 6/01/34	United States	190,000	190,937
City of Austin Electric Utility System Revenue, Travis and Williamson Counties, Refunding, 6.262%, 11/15/32	United States	580,000	713,800
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, 4.094%, 1/15/49	United States	150,000	152,145
Gilroy USD, GO, Santa Clara County, Refunding, 3.364%, 8/01/47	United States	630,000	626,825
Greenville City School District GO, County of Darke, School Improvement, Refunding, 3.541%, 1/01/51	United States	715,000	717,059
Honolulu City and County Wastewater System Revenue, Second Bond Resolution, Refunding, Junior Series B, 2.585%, 7/01/28	United States	115,000	120,756
Massachusetts State College Building Authority Revenue, Refunding, Series C, 3.373%, 5/01/43	United States	500,000	510,525
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Subordinated, Refunding, Series B, 3.395%, 10/15/40	United States	575,000	590,013
Metro Wastewater Reclamation District Sewer Revenue, Refunding, Series B, 3.158%, 4/01/41	United States	475,000	484,543
Metropolitan St. Louis Sewer District Wastewater System Revenue, Refunding, Series C, 3.259%, 5/01/45	United States	1,375,000	1,389,437
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series B, 4.131%, 6/15/42	United States	345,000	334,964
New York State Dormitory Authority Revenues, Non State Supported Debt, State University of New York Dormitory Facilities, Series B, 3.142%, 7/01/43	United States	305,000	303,423
New York State GO, Refunding, Series B, 3.20%, 2/15/39	United States	1,140,000	1,168,375
  |  94

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Principal Amount*	Value
	Municipal Bonds (continued)
	New York State Urban Development Corp. Sales Tax Revenue, Bidding Group 2, Series B, 2.97%, 3/15/34	United States	1,865,000	$1,884,191
	Ohio State Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series G, 3.276%, 1/01/42	United States	190,000	190,939
	Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Refunding, Series B, 3.168%, 11/15/38	United States	380,000	391,351
	Orlando Health Obligated Group, 3.777%, 10/01/28	United States	330,000	355,243
	Pennsylvania State Turnpike Commission Turnpike Revenue, Motor License Fund-Enhanced, Subordinate, Refunding, First Series, 3.579%, 12/01/43	United States	955,000	963,805
	Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 3.258%, 11/01/38	United States	305,000	315,629
	RWJ Barnabas Health Inc., 3.477%, 7/01/49	United States	255,000	259,437
	Salt Lake City Sales and Excise Tax Revenue, Refunding, Series B, 3.102%, 4/01/38	United States	270,000	272,265
	San Bernardino Community College District GO, San Bernadino and Riverside Counties, Election of 2018, Series A-1, 3.271%, 8/01/39	United States	210,000	213,305
	San Diego County Regional Transportation Commission Sales Tax Revenue, Limited Tax, Refunding, Series A, 3.248%, 4/01/48	United States	230,000	226,196
	San Francisco City and County Public Utilities Commission Water Revenue, Green Bonds, Refunding, Sub-Series A, 3.473%, 11/01/43	United States	230,000	213,753
	San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.25%, 8/01/29	United States	440,000	457,556
	Texas State GO, Transportation Commission, Highway Improvement, Refunding, 3.211%, 4/01/44	United States	575,000	592,422
	Texas State University System Financing Revenue,
	Refunding, Series B, 2.938%, 3/15/33	United States	225,000	225,625
	Refunding, Serise B, 3.289%, 3/15/40	United States	190,000	188,336
	University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Refunding, Series C, 3.005%, 9/15/41	United States	535,000	543,239
	Utah Transit Authority Sales Tax Revenue, Refunding, Series B, 3.443%, 12/15/42	United States	380,000	386,620
	Total Municipal Bonds (Cost $16,763,066)			17,009,631
			Shares/Units
	Escrows and Litigation Trusts 0.0%†
[a,b]	Millennium Corporate Claim Trust, Escrow Account	United States	950,432	—
[a,b]	Millennium Lender Claim Trust, Escrow Account	United States	950,432	—
[a,b,d]	Remington Outdoor Co. Inc., Litigation Units	United States	7,021	—
[a,b]	T-Mobile USA Inc., Escrow Account	United States	1,654,665	—
[a]	Vistra Energy Corp., Escrow Account	United States	3,000,000	6,000
	Total Escrows and Litigation Trusts (Cost $82,648)			6,000
	Total Investments before Short Term Investments (Cost $417,035,938)			372,152,948
  |  95

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $18,172,918) 4.7%
	Money Market Funds 4.7%
[e,v]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	18,172,918	$18,172,918
	Total Investments (Cost $435,208,856) 101.3%			390,325,866
	Options Written (0.2)%			(832,201)
	Other Assets, less Liabilities (1.1)%			(4,214,008)
	Net Assets 100.0%			$385,279,657
		Number of Contracts	Notional Amount*
	Options Written (0.2)%
	Puts - Over-the-Counter
	Credit Default Swaptions (0.0)%†
	Buy Protection on CDX.NA.IG.33, Counterparty GSCO, Premium Rate 5.00%, Strike Price $105, Expires 4/15/20	1	11,500,000	(85,077)
	Buy Protection on CDX.NA.IG.33, Counterparty BZWS, Premium Rate 5.00%, Strike Price $105, Expires 4/15/20	1	6,200,000	(45,868)
				(130,945)
	Interest Rate Swaptions (0.2)%
	Receive fixed 1.30%, Counterparty JPHQ, pay float 3 month USD LIBOR, Expires 5/19/20	1	12,000,000	(701,256)
	Total Options Written (Premiums received $84,550)			$(832,201)
  |  96

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 10.
[d]See Note 7 regarding restricted securities.
[e]See Note 9 regarding investments in affiliated management investment companies.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $124,455,906, representing 32.3% of net assets.
[g]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $9,096,747, representing 2.4% of net assets.
[h]Perpetual security with no stated maturity date.
[i]Income may be received in additional securities and/or cash.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]Security purchased on a when-issued basis.
[l]The coupon rate shown represents the rate at period end.
[m]A portion or all of the security purchased on a delayed delivery basis.
[n]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[o]A supranational organization is an entity formed by two or more central governments through international treaties.
[p]Principal amount is stated in 100 Mexican Peso Units.
[q]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[r]Principal amount of security is adjusted for inflation.
[s]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[t]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[u]Security purchased on a to-be-announced (TBA) basis.
[v]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
Australian 3 Yr. Bond	Long	114	$8,201,172	6/15/20	$44,323
Australian 10 Yr. Bond	Long	66	6,106,333	6/15/20	115,214
Canada 10 Yr. Bond	Long	54	5,645,158	6/19/20	257,742
Euro-BTP	Long	123	19,177,996	6/08/20	(740,000)
Euro-Bund	Long	15	2,853,143	6/08/20	(57,403)
U.S. Treasury 2 Yr. Note	Long	309	68,098,289	6/30/20	954,683
U.S. Treasury 10 Yr. Note	Long	321	44,518,688	6/19/20	260,716
Total Futures Contracts					$835,275

*As of period end.

  |  97

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Buy	1,000,000	$675,170	4/15/20	$ —	$(60,820)
Australian Dollar	JPHQ	Sell	1,000,000	688,160	4/15/20	73,811	—
Turkish Lira	JPHQ	Buy	5,800,000	919,686	4/15/20	—	(46,812)
Canadian Dollar	JPHQ	Sell	3,500,000	2,684,399	4/16/20	197,313	—
Australian Dollar	JPHQ	Sell	5,760,000	3,948,538	4/27/20	409,656	—
Japanese Yen	JPHQ	Buy	1,498,000,000	13,761,552	4/28/20	189,573	—
Japanese Yen	JPHQ	Sell	95,000,000	881,139	4/28/20	—	(3,612)
Mexican Peso	JPHQ	Sell	1,700,000	89,171	4/28/20	17,906	—
Canadian Dollar	JPHQ	Sell	2,100,000	1,597,541	4/29/20	105,091	—
Australian Dollar	JPHQ	Sell	1,350,000	910,602	5/11/20	81,155	—
Norwegian Krone	JPHQ	Buy	18,500,000	2,003,765	5/11/20	—	(220,185)
Norwegian Krone	JPHQ	Sell	18,500,000	1,817,235	5/11/20	33,655	—
South African Rand	JPHQ	Buy	19,600,000	1,298,744	5/18/20	—	(211,139)
Indonesian Rupiah	JPHQ	Sell	7,200,000,000	506,151	6/03/20	69,357	—
Mexican Peso	JPHQ	Buy	1,300,000	66,118	6/16/20	—	(12,014)
New Zealand Dollar	JPHQ	Sell	3,000,000	1,803,300	6/17/20	15,795	—
Japanese Yen	CITI	Buy	558,485,200	5,200,000	7/16/20	16,561	—
Euro	JPHQ	Buy	2,381,059	2,585,580	7/23/20	50,762	—
Euro	JPHQ	Sell	5,588,621	6,217,843	7/23/20	30,044	—
Norwegian Krone	JPHQ	Buy	26,200,000	2,896,972	7/23/20	—	(370,771)
Norwegian Krone	JPHQ	Sell	26,200,000	2,570,644	7/23/20	44,442	—
Euro	JPHQ	Sell	2,500,000	2,814,875	8/05/20	45,794	—
Japanese Yen	JPHQ	Buy	1,043,000,000	9,977,376	8/13/20	—	(227,074)
Singapore Dollar	JPHQ	Sell	11,700,000	8,390,254	8/13/20	143,050	—
Chinese Yuan Renminbi	JPHQ	Buy	18,050,000	2,586,219	8/21/20	—	(47,751)
Chinese Yuan Renminbi	JPHQ	Sell	18,050,000	2,563,702	8/21/20	25,234	—
Japanese Yen	JPHQ	Buy	430,000,000	4,113,632	9/14/20	—	(90,028)
Canadian Dollar	JPHQ	Sell	300,000	216,638	9/15/20	3,267	—
Euro	DBAB	Sell	650,000	731,341	9/15/20	10,520	—
Euro	JPHQ	Sell	12,100,082	13,611,383	9/15/20	192,938	—
Norwegian Krone	JPHQ	Buy	39,200,000	3,881,265	9/15/20	—	(101,321)
Norwegian Krone	JPHQ	Sell	39,200,000	3,843,137	9/15/20	63,193	—
Total Forward Exchange Contracts						$1,819,117	$(1,391,527)
Net unrealized appreciation (depreciation)						$427,590

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

  |  98

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
At March 31, 2020, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.31	1.00%	Quarterly		6/20/24	$4,500,000	$(436,211)	$(99,496)	$(336,715)	Investment
									Grade
CDX.EM.32	1.00%	Quarterly		12/20/24	5,000,000	(579,731)	(194,556)	(385,175)	Investment
									Grade
CDX.NA.HY.33	5.00%	Quarterly		12/20/24	8,232,000	(490,519)	114,264	(604,783)	Non-
									Investment Grade
CDX.NA.IG.33	1.00%	Quarterly		12/20/24	7,000,000	(23,288)	103,146	(126,434)	Investment
									Grade
Total Centrally Cleared Swap Contracts						$(1,529,749)	$(76,642)	$(1,453,107)
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	$1,810,000	$(152,102)	$(319,553)	$167,451
Chesapeake Energy Corp.	(5.00)%	Quarterly	CITI	6/20/20	55,000	24,613	7,911	16,702
Chesapeake Energy Corp.	(5.00)%	Quarterly	JPHQ	6/20/20	219,000	98,003	35,143	62,860
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	1,500,000	16,691	10,524	6,167
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	CITI	12/20/21	4,300,000	(3,131,982)	(1,946,931)	(1,185,051)	CCC-
Government of Indonesia	1.00%	Quarterly	CITI	12/20/24	2,300,000	(93,966)	14,218	(108,184)	NR
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	1,500,000	(16,691)	(46,147)	29,456	NR
Government of Russia	1.00%	Quarterly	CITI	12/20/24	1,300,000	(47,971)	12,174	(60,145)	BBB-
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	750,000	(13,779)	—	(13,779)	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	300,000	(51,034)	—	(51,034)	Non-
									Investment Grade
[f]Citibank Bespoke Bogota Index, Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	750,000	(13,303)	—	(13,303)	Non-
									Investment Grade
  |  99

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	$620,000	$(88,275)	$ —	$(88,275)	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	300,000	(77,665)	(9,290)	(68,375)	Non-
									Investment Grade
[f]Citibank Bespoke Sydney Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	359,511	(101,376)	(12,709)	(88,667)	Non-
									Investment Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	2,270,000	(1,664)	17,111	(18,775)	Investment
									Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	850,000	(277,862)	—	(277,862)	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	850,000	(230,502)	—	(230,502)	Non-
									Investment Grade
Total OTC Swap Contracts						$(4,158,865)	$(2,237,549)	$(1,921,316)
Total Credit Default Swap Contracts						$(5,688,614)	$(2,314,191)	$(3,374,423)

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BZWS	$320,000
CITI	3,820,000
GSCO	320,000
JPHQ	380,000
Total collateral	$4,840,000
  |  100

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund (continued)
[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying issuers.

At March 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			464,800	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	400,000	EUR	$18,137
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			1,120,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	1,000,000	EUR	23,697
Total Cross Currency Swap Contracts						$41,834

At March 31, 2020, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.913%	At maturity	1/14/29	$4,500,000	$(402,195)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.943%	At maturity	1/15/29	16,500,000	(1,521,491)
Total Inflation Index Swap Contracts				$(1,923,686)

At March 31, 2020, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	BZWS	6/20/20	$1,850,000	$(97,737)
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	9/20/20	1,300,000	(168,455)
Total Total Return Swap Contracts						$(266,192)

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 157.
  |  101

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin U.S. Government Securities VIP Fund
		Principal Amount	Value
	Mortgage-Backed Securities 75.2%
[a]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.1%
	FHLMC, 4.109%, (12-month USD LIBOR +/- MBS Margin), 4/01/40	$4,406,007	$4,469,553
	FHLMC, 4.469%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/37	326,102	329,558
	FHLMC, 4.222% - 4.66%, (12-month USD LIBOR +/- MBS Margin), 3/01/36 - 5/01/38	4,092,320	4,157,415
			8,956,526
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.8%
	FHLMC 30 Year, 3.50%, 12/01/47	6,039,880	6,388,086
	FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	595,808	627,931
	FHLMC Gold 30 Year, 3.00%, 5/01/43	372,525	394,600
	FHLMC Gold 30 Year, 3.00%, 6/01/46	29,761,945	31,510,097
	FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	2,726,157	2,938,833
	FHLMC Gold 30 Year, 4.00%, 9/01/40 - 12/01/41	5,660,804	6,130,564
	FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	1,721,527	1,885,817
	FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40	4,162,999	4,622,173
	FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	877,360	995,372
	FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	623,462	702,229
	FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	273,153	306,128
	FHLMC Gold 30 Year, 7.00%, 4/01/24 - 9/01/31	90,571	100,753
	FHLMC Gold 30 Year, 7.50%, 12/01/22	237	238
	FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22	956	1,003
	FHLMC Gold 30 Year, 8.50%, 7/01/31	178,975	209,974
			56,813,798
[a]	Federal National Mortgage Association (FNMA) Adjustable Rate 3.5%
	FNMA, 3.017% - 4.255%, (12-month USD LIBOR +/- MBS Margin), 1/01/32 - 4/01/41	7,968,874	8,023,887
	FNMA, 3.166% - 4.361%, (1 Year CMT +/- MBS Margin), 9/01/35 - 10/01/44	277,067	274,940
	FNMA, 4.40%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	9,719,942	9,908,584
	FNMA, 4.294% - 4.652%, (12-month USD LIBOR +/- MBS Margin), 5/01/33 - 9/01/40	3,332,367	3,368,186
	FNMA, 3.226% - 5.109%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/21 - 12/01/40	6,934,908	7,003,081
	FNMA, 2.675% - 5.168%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 7/01/37	743,950	752,022
	FNMA, 2.234% - 5.334%, (11th District COF +/- MBS Margin), 6/01/25 - 6/01/38	108,339	108,530
			29,439,230
	Federal National Mortgage Association (FNMA) Fixed Rate 11.3%
	FNMA 15 Year, 2.64%, 7/01/25	2,427,791	2,611,882
	FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,785,809
	FNMA 15 Year, 3.14%, 10/01/25	3,974,527	4,299,371
	FNMA 15 Year, 3.28%, 7/01/27	4,000,000	4,518,515
	FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,236,809
	FNMA 15 Year, 5.50%, 1/01/25	453,376	479,220
	FNMA 30 Year, 3.00%, 12/01/42	158,344	167,687
	FNMA 30 Year, 3.50%, 7/01/45	26,956,361	28,888,267
	FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	6,108,802	6,621,326
	FNMA 30 Year, 4.00%, 10/01/47	9,674,844	10,437,237
	FNMA 30 Year, 4.00%, 9/01/48	14,166,624	15,241,696
	FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	5,654,779	6,189,719
	FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	3,268,642	3,635,467
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  102

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	$1,454,432	$1,632,989
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	1,633,182	1,850,917
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	211,503	240,150
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	7,442	7,710
FNMA 30 Year, 8.00%, 3/01/22 - 12/01/24	47,294	47,998
FNMA 30 Year, 8.50%, 5/01/21 - 6/01/21	53	54
FNMA 30 Year, 9.00%, 10/01/26	42,398	43,426
FNMA PL 30 Year, 5.50%, 4/01/34	829,884	895,820
		94,832,069
Government National Mortgage Association (GNMA) Fixed Rate 52.5%
GNMA I SF 30 Year, 3.00%, 7/15/42	369,842	398,208
GNMA I SF 30 Year, 4.00%, 10/15/40 - 8/15/45	7,580,095	8,277,643
GNMA I SF 30 Year, 4.00%, 9/15/45 - 8/15/46	677,476	737,622
GNMA I SF 30 Year, 4.50%, 1/15/39 - 5/15/40	7,315,372	8,202,413
GNMA I SF 30 Year, 4.50%, 5/15/40 - 6/15/41	4,145,268	4,620,386
GNMA I SF 30 Year, 5.00%, 6/15/30 - 10/15/39	6,905,516	7,691,063
GNMA I SF 30 Year, 5.00%, 10/15/39 - 3/15/40	6,431,143	7,177,808
GNMA I SF 30 Year, 5.00%, 3/15/40 - 9/15/40	3,451,252	3,849,850
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	4,202,643	4,717,981
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	1,987,863	2,246,125
GNMA I SF 30 Year, 6.50%, 6/15/23 - 9/15/38	1,047,020	1,186,726
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	211,143	220,795
GNMA I SF 30 Year, 7.50%, 2/15/22 - 8/15/33	281,630	324,797
GNMA I SF 30 Year, 8.00%, 12/15/21 - 7/15/23	46,145	47,258
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	22,224	22,657
GNMA I SF 30 Year, 9.50%, 5/15/20 - 12/15/20	1,773	1,779
GNMA I SF 30 Year, 10.00%, 8/15/21	211	212
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/48	6,904,600	7,388,190
GNMA II SF 30 Year, 3.00%, 9/20/45	7,582,625	8,159,461
GNMA II SF 30 Year, 3.00%, 4/20/46	21,605,085	23,147,875
GNMA II SF 30 Year, 3.00%, 7/20/47	17,285,555	18,509,221
GNMA II SF 30 Year, 3.00%, 10/20/47	9,506,114	10,089,701
GNMA II SF 30 Year, 3.00%, 2/20/50	13,261,272	14,075,390
GNMA II SF 30 Year, 3.50%, 12/20/40 - 8/20/43	1,909,400	2,044,390
GNMA II SF 30 Year, 3.50%, 8/20/42	5,345,681	5,725,281
GNMA II SF 30 Year, 3.50%, 9/20/42	15,641,357	16,752,074
GNMA II SF 30 Year, 3.50%, 10/20/42	4,766,928	5,105,440
GNMA II SF 30 Year, 3.50%, 11/20/42	9,408,867	10,077,016
GNMA II SF 30 Year, 3.50%, 12/20/42	7,129,558	7,635,855
GNMA II SF 30 Year, 3.50%, 1/20/43	12,002,273	12,855,277
GNMA II SF 30 Year, 3.50%, 3/20/43	4,261,699	4,564,350
GNMA II SF 30 Year, 3.50%, 4/20/43	5,319,043	5,696,786
GNMA II SF 30 Year, 3.50%, 5/20/43	9,868,781	10,569,099
GNMA II SF 30 Year, 3.50%, 6/20/43	4,494,400	4,813,483
GNMA II SF 30 Year, 3.50%, 9/20/47	66,710,377	71,307,624
GNMA II SF 30 Year, 3.50%, 10/20/47	5,496,590	5,847,454
  |  103

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.50%, 11/20/47	$17,306,175	$18,413,206
GNMA II SF 30 Year, 4.00%, 11/20/39 - 3/20/41	7,374,730	8,053,906
GNMA II SF 30 Year, 4.00%, 7/20/41 - 2/20/44	4,231,950	4,622,970
GNMA II SF 30 Year, 4.00%, 11/20/41	5,128,473	5,601,444
GNMA II SF 30 Year, 4.00%, 7/20/49	18,775,053	19,958,291
GNMA II SF 30 Year, 4.00%, 11/20/49	28,026,293	29,850,123
GNMA II SF 30 Year, 4.00%, 12/20/49	16,445,702	17,635,239
GNMA II SF 30 Year, 4.50%, 10/20/39 - 5/20/41	5,385,685	5,944,015
GNMA II SF 30 Year, 4.50%, 6/20/41 - 10/20/41	5,907,460	6,520,033
GNMA II SF 30 Year, 4.50%, 9/20/41	4,073,058	4,495,120
GNMA II SF 30 Year, 4.50%, 3/20/42 - 10/20/44	6,498,732	7,137,749
GNMA II SF 30 Year, 5.00%, 9/20/33 - 10/20/42	6,630,299	7,351,879
GNMA II SF 30 Year, 5.00%, 6/20/44	2,018,856	2,236,942
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	3,442,028	3,877,831
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	2,194,211	2,507,461
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	341,335	394,230
GNMA II SF 30 Year, 7.00%, 5/20/32	6,492	7,807
GNMA II SF 30 Year, 7.50%, 9/20/22 - 11/20/26	46,039	50,946
GNMA II SF 30 Year, 8.00%, 8/20/26	3,461	4,005
GNMA II SF 30 Year, 9.50%, 4/20/25	1,597	1,605
		438,752,092
Total Mortgage-Backed Securities (Cost $612,376,178)		628,793,715
U.S. Government and Agency Securities 19.6%
DY9 Leasing LLC, secured bond, 2.372%, 3/19/27	2,209,420	2,292,281
FHLB, 2.625%, 9/12/25	10,000,000	11,045,983
Israel Government Agency for International Development Bond, 5.50%, 9/18/23	12,000,000	13,951,348
New Valley Generation IV, secured bond, 4.687%, 1/15/22	619,287	631,258
Overseas Private Investment Corp.,
senior bond, 4.01%, 5/15/30	1,710,000	1,973,730
senior note, 2.12%, 3/20/24	5,500,000	5,700,866
Petroleos Mexicanos, 2.378%, 4/15/25	1,809,500	1,857,874
Private Export Funding Corp.,
secured note, 4.30%, 12/15/21	1,865,000	1,980,287
senior secured note, MM, 2.30%, 9/15/20	3,500,000	3,519,947
Reliance Industries Ltd.,
senior bond, 1.87%, 1/15/26	4,421,052	4,454,535
senior bond, 2.512%, 1/15/26	7,875,000	8,092,695
senior note, 2.06%, 1/15/26	3,750,000	3,817,000
TVA, 1.875%, 8/15/22	6,000,000	6,177,912
U.S. Treasury Bond,
2.50%, 2/15/46	6,000,000	7,543,594
[b] Index Linked, 2.00%, 1/15/26	1,949,382	2,169,443
[b] Index Linked, 1.75%, 1/15/28	9,849,860	11,212,506
[b] Index Linked, 3.625%, 4/15/28	7,973,873	10,270,916
[b] Index Linked, 0.125%, 1/15/30	8,020,371	8,275,300
  |  104

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund (continued)
		Principal Amount	Value
	U.S. Government and Agency Securities (continued)
	U.S. Treasury Note,
	2.375%, 8/15/24	$22,000,000	$23,929,297
	2.25%, 8/15/27	6,000,000	6,736,406
	[b] Index Linked, 0.125%, 7/15/24	16,837,736	16,877,716
	[b] Index Linked, 0.25%, 7/15/29	8,067,090	8,386,414
	United States International Development Finance Corp., A, Strip, 11/15/20	2,575,000	3,338,127
	Total U.S. Government and Agency Securities (Cost $155,911,948)		164,235,435
	Total Investments before Short Term Investments (Cost $768,288,126)		793,029,150
	Short Term Investments (Cost $39,913,774) 4.8%
	Repurchase Agreements 4.8%
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $39,913,784) BNP Paribas Securities Corp. (Maturity Value $31,256,484) Deutsche Bank Securities Inc. (Maturity Value $6,573,401) HSBC Securities (USA) Inc. (Maturity Value $2,083,899) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $40,807,027)	39,913,774	39,913,774
	Total Investments (Cost $808,201,900) 99.6%		832,942,924
	Other Assets, less Liabilities 0.4%		3,403,152
	Net Assets 100.0%		$836,346,076

See Abbreviations on page 157.
[a]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[b]Principal amount of security is adjusted for inflation.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  105

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin VolSmart Allocation VIP Fund
	Shares	Value
Common Stocks 51.2%
Capital Goods 10.4%
The Boeing Co.	4,200	$626,388
Carlisle Cos. Inc.	6,160	771,725
Donaldson Co. Inc.	14,830	572,883
Dover Corp.	15,744	1,321,551
General Dynamics Corp.	11,000	1,455,410
Honeywell International Inc.	22,700	3,037,033
Johnson Controls International PLC	39,792	1,072,792
nVent Electric PLC	27,600	465,612
Pentair PLC	24,300	723,168
Raytheon Co.	8,200	1,075,430
Roper Technologies Inc.	14,900	4,645,969
United Technologies Corp.	14,800	1,396,084
W.W. Grainger Inc.	3,150	782,775
		17,946,820
Commercial & Professional Services 0.9%
Cintas Corp.	6,700	1,160,574
Matthews International Corp., A	12,770	308,906
		1,469,480
Consumer Durables & Apparel 1.2%
NIKE Inc., B	23,800	1,969,212
Consumer Services 1.0%
McDonald’s Corp.	9,980	1,650,193
Diversified Financials 0.1%
State Street Corp.	3,050	162,474
Energy 1.0%
Chevron Corp.	12,090	876,041
EOG Resources Inc.	11,930	428,526
Exxon Mobil Corp.	12,300	467,031
		1,771,598
Food & Staples Retailing 0.9%
Walmart Inc.	14,290	1,623,630
Food, Beverage & Tobacco 2.2%
Bunge Ltd.	14,800	607,244
McCormick & Co. Inc.	10,350	1,461,524
PepsiCo Inc.	14,700	1,765,470
		3,834,238
Health Care Equipment & Services 9.0%
Abbott Laboratories	23,660	1,867,011
Becton, Dickinson and Co.	14,200	3,262,734
CVS Health Corp.	12,350	732,725
Dentsply Sirona Inc.	11,500	446,545
Medtronic PLC	30,800	2,777,544
Stryker Corp.	20,200	3,363,098
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  106

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
UnitedHealth Group Inc.	3,200	$798,016
West Pharmaceutical Services Inc.	14,100	2,146,725
		15,394,398
Household & Personal Products 1.8%
Colgate-Palmolive Co.	19,600	1,300,656
The Procter & Gamble Co.	15,980	1,757,800
		3,058,456
Insurance 0.9%
Aflac Inc.	16,140	552,633
Chubb Ltd.	2,081	232,427
Erie Indemnity Co., A	5,320	788,637
		1,573,697
Materials 5.7%
Air Products and Chemicals Inc.	15,700	3,133,877
Albemarle Corp.	33,200	1,871,484
Ecolab Inc.	10,060	1,567,650
Linde PLC (United Kingdom)	18,800	3,252,400
		9,825,411
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
AbbVie Inc.	9,640	734,472
Johnson & Johnson	15,500	2,032,515
Perrigo Co. PLC	8,640	415,498
Pfizer Inc.	15,510	506,246
		3,688,731
Retailing 2.8%
Lowe’s Cos. Inc.	14,300	1,230,515
Ross Stores Inc.	20,900	1,817,673
Target Corp.	16,840	1,565,615
Tiffany & Co.	1,823	236,078
		4,849,881
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices Inc.	28,514	2,556,280
Texas Instruments Inc.	26,400	2,638,152
		5,194,432
Software & Services 6.8%
Accenture PLC, A	19,800	3,232,548
Microsoft Corp.	43,800	6,907,698
Visa Inc., A	9,800	1,578,976
		11,719,222
  |  107

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Transportation 1.3%
	Norfolk Southern Corp.	6,900	$1,007,400
	United Parcel Service Inc., B	12,900	1,205,118
			2,212,518
	Total Common Stocks (Cost $71,745,852)		87,944,391
	Investments in Underlying Funds 39.6%
	Domestic Equity 6.2%
[a,b]	Franklin DynaTech Fund, Class R6	127,291	10,631,294
	Domestic Fixed Income 25.8%
[b]	Franklin Low Duration Total Return Fund, Class R6	2,709,816	24,388,342
[b]	Franklin Strategic Income Fund, Class R6	2,321,064	19,914,733
			44,303,075
	Domestic Hybrid 7.6%
[b]	Franklin Income Fund, Class R6	6,787,008	13,098,925
	Total Investments in Underlying Funds (Cost $70,464,682)		68,033,294
	Total Investments before Short Term Investments (Cost $142,210,534)		155,977,685
	Short Term Investments (Cost $7,314,343) 4.2%
	Money Market Funds 4.2%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	7,314,343	7,314,343
	Total Investments (Cost $149,524,877) 95.0%		163,292,028
	Other Assets, less Liabilities 5.0%		8,539,715
	Net Assets 100.0%		$171,831,743

[a]Non-income producing.
[b]See Note 8 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  108

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund (continued)
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P500 EMINI FUT Jun20	Short	380	$48,824,300	6/19/20	$(1,646,669)
Total Futures Contracts			$48,824,300	$(1,646,669)

*As of period end.

At March 31, 2020, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Dynamic VIX Backwardation (BEFSDVB1)[b]	—	Monthly	BZWS	5/29/20	$3,500,000	$3,140,113

[a]The Fund receives the total return on the underlying instrument.
[b]Represents a custom index comprised of a basket of underlying instruments. The notional amount of the swap is allocated based on predefined triggers at the close of market each business day. Additional information regarding the underlying instruments and their respective values including fees are as shown in the table below:

Underlying Instruments	Notional Value[c]	Value/Unrealized Appreciation (Depreciation)
CBOE VIX Future Apr 20	$921,053	$1,539,777
CBOE VIX Future May 20	828,947	(67,502)
CBOE VIX Future Jul 20	307,018	466,449
CBOE VIX Future Aug 20	583,333	397,927
CBOE VIX Future Sep 20	583,333	229,155
CBOE VIX Future Oct 20	276,316	(68,522)
Closed contracts	—	642,829[d]
Total	$3,500,000	$3,140,113
cNotional value represents the fair value at period end of each underlying instrument (which is calculated based on the swap contract’s original notional value of $3,500,000, allocated to each underlying instrument on a pro-rata basis.
dIncludes financing fees and accumulated unrealized appreciation (depreciation) on invested futures that closed during the month but were not settled at period end.Settlement occurs on a monthly basis.
See Abbreviations on page 157.
  |  109

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton Developing Markets VIP Fund
		Industry	Shares	Value
	Common Stocks 96.7%
	Brazil 2.0%
[a]	B2W Cia Digital	Internet & Direct Marketing Retail	76,800	$709,421
	B3 SA - Brasil Bolsa Balcao	Capital Markets	61,400	424,194
	Lojas Americanas SA	Multiline Retail	170,860	475,127
	M Dias Branco SA	Food Products	106,200	594,729
	Vale SA	Metals & Mining	278,500	2,316,389
				4,519,860
	Cambodia 0.7%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	1,525,400	1,556,360
	China 31.6%
[a]	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	93,210	18,127,481
	BAIC Motor Corp. Ltd., H	Automobiles	1,686,100	669,860
[a]	Baidu Inc., ADR	Interactive Media & Services	9,411	948,535
	Brilliance China Automotive Holdings Ltd.	Automobiles	8,808,600	7,248,988
	China Merchants Bank Co. Ltd., A	Banks	392,600	1,789,358
	China Merchants Bank Co. Ltd., H	Banks	507,700	2,292,055
	China Mobile Ltd.	Wireless Telecommunication Services	447,000	3,323,967
	China Resources Cement Holdings Ltd.	Construction Materials	2,429,000	2,898,138
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	2,411,500	2,528,876
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	433,196	208,980
	Health & Happiness H&H International Holdings Ltd.	Food Products	418,400	1,546,202
	NetEase Inc., ADR	Entertainment	4,253	1,365,043
	Ping An Bank Co. Ltd., A	Banks	802,600	1,450,516
	Ping An Insurance Group Co. of China Ltd., A	Insurance	202,225	1,974,995
[a]	Prosus NV	Internet & Direct Marketing Retail	32,057	2,244,047
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	159,000	2,141,152
	Tencent Holdings Ltd.	Interactive Media & Services	381,100	18,689,638
	Uni-President China Holdings Ltd.	Food Products	940,300	912,082
	Weifu High-Technology Co. Ltd., B	Auto Components	324,339	501,612
				70,861,525
	Czech Republic 0.4%
	Moneta Money Bank AS	Banks	390,403	807,189
	Hungary 1.2%
	Richter Gedeon Nyrt	Pharmaceuticals	143,110	2,692,086
	India 6.8%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	60,776	1,450,442
	Biocon Ltd.	Biotechnology	155,325	556,248
	Coal India Ltd.	Oil, Gas & Consumable Fuels	442,535	816,522
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	292,323	795,414
	ICICI Bank Ltd.	Banks	1,806,409	7,892,711
	Infosys Ltd.	IT Services	306,365	2,548,610
	Tata Chemicals Ltd.	Chemicals	165,900	488,664
	Tata Consumer Products Ltd.	Food Products	189,126	737,200
				15,285,811
	Indonesia 0.8%
	Astra International Tbk PT	Automobiles	7,340,300	1,755,191
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  110

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Kenya 0.2%
	Equity Group Holdings PLC	Banks	1,643,772	$530,476
	Macau 0.2%
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	442,800	452,930
	Mexico 1.5%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	Banks	949,761	3,077,226
	Nemak SAB de CV	Auto Components	2,014,800	335,899
				3,413,125
	Pakistan 0.3%
	Habib Bank Ltd.	Banks	1,116,900	691,760
	Peru 0.4%
	Intercorp Financial Services Inc.	Banks	31,950	956,902
	Philippines 0.3%
	BDO Unibank Inc.	Banks	327,469	667,055
	Russia 8.0%
	Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	429,000	1,945,403
	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	95,250	5,613,244
[a]	Mail.Ru Group Ltd., GDR	Interactive Media & Services	81,525	1,310,378
	Sberbank of Russia PJSC, ADR	Banks	498,847	4,699,051
[a]	Yandex NV, A	Interactive Media & Services	126,319	4,301,162
				17,869,238
	South Africa 4.5%
[a]	Massmart Holdings Ltd.	Food & Staples Retailing	580,084	881,814
	Naspers Ltd., N	Internet & Direct Marketing Retail	64,938	9,223,132
				10,104,946
	South Korea 19.0%
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	64,280	1,531,669
	Hankook Technology Group Co. Ltd.	Auto Components	37,500	262,990
	Hankook Tire & Technology Co. Ltd.	Auto Components	21,600	342,829
	KT Skylife Co. Ltd.	Media	166,071	829,572
	LG Corp.	Industrial Conglomerates	96,342	4,662,411
	Naver Corp.	Interactive Media & Services	60,007	8,367,461
	POSCO	Metals & Mining	15,429	2,037,542
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	519,818	20,359,520
	Samsung Life Insurance Co. Ltd.	Insurance	75,737	2,671,280
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	24,040	1,642,564
				42,707,838
	Taiwan 11.3%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	114,000	728,387
	CTBC Financial Holding Co. Ltd.	Banks	350,500	206,146
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	1,759,800	376,809
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	959,000	2,205,284
  |  111

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	5,300	$668,442
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,344,000	21,076,675
				25,261,743
	Thailand 1.7%
	Kasikornbank PCL, fgn.	Banks	705,000	1,927,814
	Kiatnakin Bank PCL, fgn.	Banks	859,600	1,012,518
	Thai Beverage PCL, fgn.	Beverages	1,810,200	765,857
				3,706,189
	United Kingdom 3.4%
	Unilever PLC	Personal Products	150,775	7,599,326
	United States 2.4%
	Cognizant Technology Solutions Corp., A	IT Services	92,962	4,319,944
[a]	IMAX Corp.	Entertainment	123,155	1,114,553
				5,434,497
	Total Common Stocks (Cost $198,496,722)			216,874,047
	Preferred Stocks 3.7%
	Brazil 3.7%
[b]	Banco Bradesco SA, 12.532%, ADR, pfd.	Banks	933,515	3,790,071
[b]	Itau Unibanco Holding SA, 11.051%, ADR, pfd.	Banks	897,443	4,029,519
[b]	Petroleo Brasileiro SA, 8.718%, ADR, pfd.	Oil, Gas & Consumable Fuels	79,600	429,044
	Total Preferred Stocks (Cost $8,782,942)			8,248,634
	Total Investments before Short Term Investments (Cost $207,279,664)			225,122,681

	Short Term Investments 3.0%
	Money Market Funds (Cost $115) 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		115	115
	Investments from Cash Collateral Received for Loaned Securities 3.0%
	Money Market Funds (Cost $6,716,398) 3.0%
	United States 3.0%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		6,716,398	6,716,398
	Total Investments (Cost $213,996,177) 103.4%			231,839,194
	Other Assets, less Liabilities (3.4)%			(7,530,581)
	Net Assets 100.0%			$224,308,613
  |  112

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund (continued)
See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]See Note 9 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  113

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton Foreign VIP Fund
		Country	Shares	Value
	Common Stocks 88.2%
	Aerospace & Defense 1.3%
	BAE Systems PLC	United Kingdom	1,961,611	$12,596,288
	Airlines 0.8%
[a]	Deutsche Lufthansa AG	Germany	842,228	7,875,335
	Auto Components 2.2%
	Cie Generale des Etablissements Michelin SCA	France	158,794	13,904,158
	Toyota Industries Corp.	Japan	155,300	7,480,162
				21,384,320
	Automobiles 2.9%
	Bayerische Motoren Werke AG	Germany	145,602	7,430,845
	Honda Motor Co. Ltd.	Japan	451,100	10,192,692
	Isuzu Motors Ltd.	Japan	1,579,100	10,502,861
				28,126,398
	Banks 10.2%
	Bank of Ireland Group PLC	Ireland	2,346,131	4,372,162
	BNP Paribas SA	France	276,049	8,057,123
	ING Groep NV	Netherlands	2,487,169	12,741,028
	Kasikornbank PCL, fgn.	Thailand	1,860,000	5,086,147
	KB Financial Group Inc., ADR	South Korea	956,806	26,015,555
	Shinhan Financial Group Co. Ltd.	South Korea	366,922	8,607,611
	Standard Chartered PLC	United Kingdom	3,651,049	20,174,519
	Sumitomo Mitsui Financial Group Inc.	Japan	548,600	13,380,239
				98,434,384
	Beverages 3.0%
	Kirin Holdings Co. Ltd.	Japan	1,159,100	23,037,577
	Suntory Beverage & Food Ltd.	Japan	153,600	5,834,358
				28,871,935
	Chemicals 2.4%
	Covestro AG	Germany	199,631	6,056,785
	Johnson Matthey PLC	United Kingdom	580,290	12,778,936
	Tosoh Corp.	Japan	389,100	4,450,165
				23,285,886
	Construction & Engineering 0.5%
	Sinopec Engineering Group Co. Ltd.	China	11,734,000	4,934,163
	Diversified Telecommunication Services 0.9%
	China Telecom Corp. Ltd., H	China	29,703,557	9,003,806
	Electronic Equipment, Instruments & Components 2.1%
	Hitachi Ltd.	Japan	402,800	11,771,820
	Landis+Gyr Group AG	Switzerland	120,834	8,263,433
				20,035,253
	Energy Equipment & Services 1.8%
	SBM Offshore NV	Netherlands	960,511	12,694,946
	Tenaris SA	Italy	800,667	4,828,967
				17,523,913
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  114

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Food & Staples Retailing 4.1%
	Matsumotokiyoshi Holdings Co. Ltd.	Japan	388,300	$14,189,586
	Seven & i Holdings Co. Ltd.	Japan	360,100	11,973,756
	Sundrug Co. Ltd.	Japan	410,400	13,203,626
				39,366,968
	Health Care Providers & Services 0.6%
	Sinopharm Group Co. Ltd., H	China	2,794,800	6,287,052
	Household Durables 1.0%
	Panasonic Corp.	Japan	1,239,300	9,506,927
	Industrial Conglomerates 3.7%
	CK Hutchison Holdings Ltd.	Hong Kong	3,873,500	26,130,942
	Siemens AG	Germany	114,627	9,595,687
				35,726,629
	Insurance 1.0%
	AIA Group Ltd.	Hong Kong	1,089,400	9,857,456
	Interactive Media & Services 1.4%
[b]	Baidu Inc., ADR	China	138,230	13,932,202
	Machinery 0.8%
	Komatsu Ltd.	Japan	466,800	7,719,595
	Marine 0.5%
	A.P. Moeller-Maersk AS, B	Denmark	5,208	4,615,333
	Media 1.3%
	Nippon Television Holdings Inc.	Japan	338,900	3,797,243
	SES SA, IDR	Luxembourg	809,562	4,773,748
	Tokyo Broadcasting System Holdings Inc.	Japan	262,400	3,669,623
				12,240,614
	Metals & Mining 5.3%
[a]	Alamos Gold Inc., A	Canada	1,982,052	9,910,260
	ArcelorMittal SA	France	1,011,540	9,546,792
[a]	Sumitomo Metal Mining Co. Ltd.	Japan	603,700	12,450,663
	Wheaton Precious Metals Corp.	Canada	718,100	19,759,867
				51,667,582
	Multi-Utilities 2.6%
	E.ON SE	Germany	1,722,486	17,663,899
	Veolia Environnement SA	France	337,796	7,132,608
				24,796,507
	Oil, Gas & Consumable Fuels 8.4%
	BP PLC	United Kingdom	5,505,186	22,563,737
	Eni SpA	Italy	1,751,379	17,399,543
	Equinor ASA	Norway	1,032,386	12,896,899
	Galp Energia SGPS SA, B	Portugal	844,528	9,679,581
[a]	Husky Energy Inc.	Canada	1,163,600	2,926,568
	Total SA	France	418,732	15,773,026
				81,239,354
  |  115

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Pharmaceuticals 12.0%
	Bayer AG	Germany	509,973	$29,212,726
	Merck KGaA	Germany	96,394	9,729,493
	Novartis AG	Switzerland	128,920	10,630,221
	Roche Holding AG	Switzerland	57,133	18,372,533
	Sanofi	France	209,983	18,174,300
	Takeda Pharmaceutical Co. Ltd.	Japan	966,094	29,716,295
				115,835,568
	Real Estate Management & Development 4.5%
	CK Asset Holdings Ltd.	Hong Kong	3,560,500	19,495,685
	Mitsui Fudosan Co. Ltd.	Japan	811,000	14,105,495
	Swire Pacific Ltd., A	Hong Kong	1,628,500	10,492,358
				44,093,538
	Semiconductors & Semiconductor Equipment 5.2%
	Infineon Technologies AG	Germany	590,665	8,524,375
	NXP Semiconductors NV	Netherlands	221,300	18,352,409
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	2,587,000	23,261,672
				50,138,456
	Technology Hardware, Storage & Peripherals 3.7%
	Samsung Electronics Co. Ltd.	South Korea	909,188	35,609,832
	Thrifts & Mortgage Finance 0.9%
	Housing Development Finance Corp. Ltd.	India	395,375	8,568,826
	Tobacco 1.0%
	Imperial Brands PLC	United Kingdom	543,383	10,022,670
	Wireless Telecommunication Services 2.1%
	Vodafone Group PLC, ADR	United Kingdom	1,512,103	20,821,658
	Total Common Stocks (Cost $1,027,788,143)			854,118,448
	Short Term Investments 8.2%
	Money Market Funds (Cost $60,398,327) 6.2%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	60,398,327	60,398,327
  |  116

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund (continued)
		Country	Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 2.0%
	Money Market Funds (Cost $18,896,908) 2.0%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	18,896,908	$18,896,908
	Total Investments (Cost $1,107,083,378) 96.4%			933,413,683
	Other Assets, less Liabilities 3.6%			35,322,234
	Net Assets 100.0%			$968,735,917

See Abbreviations on page 157.
[a]A portion or all of the security is on loan at March 31, 2020.
[b]Non-income producing.
[c]See Note 9 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  117

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton Global Bond VIP Fund
		Principal Amount*		Value
	Foreign Government and Agency Securities 45.4%
	Argentina 1.4%
[a,b]	Argentina Treasury Bond BONCER,
	Index Linked, 1.20%, 3/18/22	1,476,595,148	ARS	$9,013,384
	Index Linked, 1.40%, 3/25/23	892,881,163	ARS	4,989,926
	Index Linked, 1.50%, 3/25/24	892,881,166	ARS	4,770,248
[a]	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	820,823,000	ARS	4,748,075
	16.00%, 10/17/23	844,288,000	ARS	3,921,991
	senior note, 15.50%, 10/17/26	1,668,306,000	ARS	7,352,588
[a,c]	Government of Argentina, FRN, 36.86%, (ARS Badlar + 2.00%), 4/03/22	24,036,000	ARS	192,737
				34,988,949
	Brazil 6.8%
	Letra Tesouro Nacional,
	Strip, 7/01/20	719,675[d]	BRL	137,384,127
	Strip, 4/01/21	25,610[d]	BRL	4,768,348
	Strip, 7/01/21	34,210[d]	BRL	6,303,272
	Nota do Tesouro Nacional, 10.00%, 1/01/21	117,516[d]	BRL	23,689,370
				172,145,117
	Colombia 1.3%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	2,386,000,000	COP	602,966
	senior bond, 4.375%, 3/21/23	362,000,000	COP	85,459
	senior bond, 9.85%, 6/28/27	576,000,000	COP	156,947
	Titulos de Tesoreria,
	senior bond, B, 11.00%, 7/24/20	9,167,000,000	COP	2,305,667
	senior bond, B, 7.00%, 5/04/22	10,237,000,000	COP	2,617,576
	senior bond, B, 10.00%, 7/24/24	40,977,000,000	COP	11,534,862
	senior bond, B, 7.50%, 8/26/26	35,134,200,000	COP	8,861,400
	senior bond, B, 6.00%, 4/28/28	29,113,600,000	COP	6,694,078
				32,858,955
	Ghana 1.4%
	Government of Ghana,
	24.75%, 3/01/21	690,000	GHS	127,788
	16.25%, 5/17/21	7,250,000	GHS	1,245,166
	24.50%, 6/21/21	80,000	GHS	14,848
	24.75%, 7/19/21	1,190,000	GHS	220,810
	18.75%, 1/24/22	26,840,000	GHS	4,530,906
	17.60%, 11/28/22	370,000	GHS	58,939
	19.75%, 3/25/24	26,840,000	GHS	4,387,090
	19.00%, 11/02/26	80,510,000	GHS	12,448,596
	senior bond, 19.75%, 3/15/32	80,510,000	GHS	12,457,487
	senior note, 18.50%, 6/01/20	500,000	GHS	87,718
	senior note, 18.25%, 9/21/20	480,000	GHS	84,779
	senior note, 16.50%, 3/22/21	1,730,000	GHS	300,332
				35,964,459
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  118

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	India 5.0%
	Government of India,
	senior bond, 8.20%, 2/15/22	500,000,000	INR	$7,015,524
	senior bond, 8.35%, 5/14/22	212,700,000	INR	3,005,328
	senior bond, 8.13%, 9/21/22	28,000,000	INR	396,196
	senior note, 8.27%, 6/09/20	1,222,000,000	INR	16,325,571
	senior note, 7.80%, 4/11/21	1,980,300,000	INR	26,983,179
	senior note, 8.79%, 11/08/21	653,000,000	INR	9,132,938
	senior note, 8.15%, 6/11/22	1,621,000,000	INR	22,846,741
	senior note, 6.84%, 12/19/22	98,000,000	INR	1,355,399
	senior note, 7.16%, 5/20/23	133,700,000	INR	1,858,429
	senior note, 8.83%, 11/25/23	2,578,900,000	INR	37,800,210
				126,719,515
	Indonesia 3.7%
	Government of Indonesia,
	senior bond, FR34, 12.80%, 6/15/21	324,406,000,000	IDR	21,565,732
	senior bond, FR35, 12.90%, 6/15/22	71,229,000,000	IDR	4,950,216
	senior bond, FR39, 11.75%, 8/15/23	5,491,000,000	IDR	384,942
	senior bond, FR40, 11.00%, 9/15/25	46,856,000,000	IDR	3,304,627
	senior bond, FR43, 10.25%, 7/15/22	147,832,000,000	IDR	9,802,592
	senior bond, FR44, 10.00%, 9/15/24	4,454,000,000	IDR	301,430
	senior bond, FR46, 9.50%, 7/15/23	226,780,000,000	IDR	14,963,874
	senior bond, FR47, 10.00%, 2/15/28	12,000,000	IDR	818
	senior bond, FR59, 7.00%, 5/15/27	47,752,000,000	IDR	2,799,829
	senior bond, FR61, 7.00%, 5/15/22	244,849,000,000	IDR	15,278,676
	senior bond, FR63, 5.625%, 5/15/23	258,951,000,000	IDR	15,406,083
	senior bond, FR64, 6.125%, 5/15/28	37,000,000	IDR	2,006
	senior bond, FR70, 8.375%, 3/15/24	69,055,000,000	IDR	4,411,731
				93,172,556
	Mexico 12.3%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	3,814,000[e]	MXN	16,102,200
	senior bond, M, 6.50%, 6/10/21	18,568,200[e]	MXN	78,280,679
	senior bond, M, 6.50%, 6/09/22	20,792,500[e]	MXN	87,793,668
	senior bond, M, 8.00%, 12/07/23	7,653,700[e]	MXN	33,819,926
	senior note, M, 7.25%, 12/09/21	21,545,600[e]	MXN	92,244,339
[f]	Mexican Udibonos, Index Linked, 2.50%, 12/10/20	396,320[g]	MXN	1,645,577
				309,886,389
	Norway 4.1%
[h,i]	Government of Norway,
	144A, Reg S, 3.75%, 5/25/21	335,990,000	NOK	33,673,791
	144A, Reg S, 2.00%, 5/24/23	280,579,000	NOK	28,415,268
	144A, Reg S, 3.00%, 3/14/24	254,275,000	NOK	26,952,099
	144A, Reg S, 1.75%, 3/13/25	89,312,000	NOK	9,125,221
	144A, Reg S, 1.50%, 2/19/26	52,969,000	NOK	5,367,434
				103,533,813
  |  119

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	South Korea 9.1%
	Korea Treasury Bond,
	senior note, 3.00%, 3/10/23		3,919,000,000	KRW	$3,389,064
	senior note, 2.25%, 9/10/23		88,312,000,000	KRW	74,980,120
	senior note, 1.875%, 3/10/24		33,811,000,000	KRW	28,357,864
	senior note, 1.375%, 9/10/24		75,881,910,000	KRW	62,456,010
	senior note, 3.00%, 9/10/24		18,500,000,000	KRW	16,289,439
	senior note, 1.375%, 12/10/29		53,382,000,000	KRW	43,104,054
					228,576,551
[j]	Supranational 0.3%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		200,000,000	MXN	8,760,157
	Total Foreign Government and Agency Securities (Cost $1,504,173,644)				1,146,606,461
	U.S. Government and Agency Securities 19.3%
	United States 19.3%
	U.S. Treasury Note,
	1.125%, 9/30/21		3,497,000		3,545,222
	1.50%, 9/30/21		15,768,000		16,073,197
	2.125%, 12/31/21		3,953,000		4,084,098
	1.50%, 10/31/24		64,160,000		67,490,806
	1.50%, 11/30/24		50,420,000		53,108,410
	2.00%, 2/15/25		49,140,000		52,971,384
	2.125%, 5/15/25		58,760,000		63,834,936
	2.875%, 5/31/25		76,680,000		86,315,920
	2.625%, 12/31/25		44,803,000		50,287,868
	1.625%, 2/15/26		24,220,000		25,808,491
	2.125%, 5/31/26		11,063,000		12,145,964
	1.625%, 10/31/26		24,220,000		25,933,376
	1.75%, 12/31/24		22,672,000		24,146,566
	Total U.S. Government and Agency Securities (Cost $465,801,178)				485,746,238
		Number of Contracts	Notional Amount*
	Options Purchased 3.4%
	Calls - Over-the-Counter
	Currency Options 2.5%
	AUD/JPY, Counterparty CITI, April Strike Price 79.30 JPY, Expires 4/22/20	1	14,227,000	AUD	280
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	11,838,000	AUD	189
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	13,022,000	AUD	144
	AUD/JPY, Counterparty CITI, May Strike Price 78.75 JPY, Expires 5/07/20	1	11,838,000	AUD	647
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	47,352,000	AUD	611
	AUD/JPY, Counterparty CITI, May Strike Price 80.00 JPY, Expires 5/13/20	1	33,196,000	AUD	1,529
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	8,878,000	AUD	2,432
  |  120

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, December Strike Price 82.15 JPY, Expires 12/21/20	1	35,514,000	AUD	$13,090
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	14,798,000	AUD	264
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	18,644,000	AUD	653
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	11,838,000	AUD	473
AUD/USD, Counterparty HSBK, February Strike Price $0.75, Expires 2/08/21	1	15,808,000	AUD	23,316
AUD/USD, Counterparty HSBK, February Strike Price $0.74, Expires 2/10/21	1	18,969,000	AUD	30,250
AUD/USD, Counterparty MSCO, May Strike Price $0.70, Expires 5/07/20	1	14,820,000	AUD	3,432
AUD/USD, Counterparty MSCO, October Strike Price $0.66, Expires 10/28/20	1	31,615,000	AUD	244,784
AUD/USD, Counterparty MSCO, May Strike Price $0.77, Expires 5/12/21	1	21,309,000	AUD	33,314
USD/MXN, Counterparty CITI, July Strike Price 22.70 MXN, Expires 7/26/21	1	36,642,000		5,027,063
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	38,210,000		265,292
USD/JPY, Counterparty CITI, February Strike Price 118.25 JPY, Expires 2/24/21	1	98,607,000		379,933
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	21,843,000		3,160,245
USD/MXN, Counterparty CITI, May Strike Price 20.09 MXN, Expires 5/12/20	1	19,994,000		3,223,892
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	7,898,000		1,034,772
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	13,730,000		1,956,292
USD/MXN, Counterparty CITI, June Strike Price 25.08 MXN, Expires 6/25/20	1	21,925,000		766,257
USD/MXN, Counterparty CITI, July Strike Price 21.03 MXN, Expires 7/30/20	1	12,204,000		1,687,081
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	47,671,000		5,355,646
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	47,623,000		5,737,571
USD/MXN, Counterparty CITI, September Strike Price 20.85 MXN, Expires 9/17/20	1	43,738,000		6,600,283
USD/MXN, Counterparty CITI, September Strike Price 27.34 MXN, Expires 9/24/20	1	37,848,000		1,110,460
USD/MXN, Counterparty CITI, October Strike Price 20.08 MXN, Expires 10/19/20	1	26,139,000		4,808,086
USD/MXN, Counterparty CITI, July Strike Price 22.57 MXN, Expires 7/20/21	1	36,645,000		5,108,753
USD/MXN, Counterparty GSCO, March Strike Price 20.62 MXN, Expires 3/03/21	1	7,624,000		1,374,264
USD/MXN, Counterparty JPHQ, June Strike Price 25.25 MXN, Expires 6/22/20	1	25,108,000		818,320
USD/MXN, Counterparty JPHQ, July Strike Price 20.14 MXN, Expires 7/14/20	1	25,142,000		4,248,445
USD/MXN, Counterparty JPHQ, July Strike Price 20.90 MXN, Expires 7/27/20	1	12,571,000		1,787,596
USD/MXN, Counterparty JPHQ, September Strike Price 25.50 MXN, Expires 9/22/20	1	25,142,000		1,111,201
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	12,400,000		1,424,338
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	38,137,000		3,856,718
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	38,137,000		1,429,947
				62,627,863
  |  121

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Puts - Over-the-Counter
Currency Options 0.9%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	9,470,000	AUD	$337,550
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	5,919,000	AUD	264,762
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	9,470,000	AUD	750,064
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	5,919,000	AUD	500,250
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	5,919,000	AUD	83,211
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	19,730,000	AUD	1,342,402
AUD/JPY, Counterparty CITI, July Strike Price 72.00 JPY, Expires 7/21/20	1	71,027,000	AUD	4,278,456
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	4,439,000	AUD	147,399
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	2,664,000	AUD	120,017
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	11,098,000	AUD	786,624
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	7,990,000	AUD	648,867
AUD/JPY, Counterparty CITI, December Strike Price 65.85 JPY, Expires 12/21/20	1	17,757,000	AUD	560,307
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/07/20	1	29,595,000	AUD	1,393,240
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	11,838,000	AUD	745,090
AUD/USD, Counterparty HSBK, July Strike Price $0.67, Expires 7/28/20	1	20,914,000	AUD	1,144,247
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/08/21	1	31,616,000	AUD	1,597,436
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/10/21	1	37,939,000	AUD	1,749,879
AUD/USD, Counterparty MSCO, August Strike Price $0.67, Expires 8/12/20	1	33,541,000	AUD	2,054,098
AUD/USD, Counterparty MSCO, October Strike Price $0.58, Expires 10/28/20	1	31,615,000	AUD	444,083
USD/JPY, Counterparty CITI, September Strike Price 100.70 JPY, Expires 9/16/20	1	69,025,000		856,255
USD/JPY, Counterparty CITI, September Strike Price 106.75 JPY, Expires 9/22/20	1	76,420,000		2,008,776
USD/JPY, Counterparty CITI, February Strike Price 105.70 JPY, Expires 2/24/21	1	49,303,000		1,570,103
USD/MXN, Counterparty CITI, July Strike Price 18.28 MXN, Expires 7/20/20	1	7,329,000		6,017
USD/MXN, Counterparty CITI, July Strike Price 18.38 MXN, Expires 7/24/20	1	7,328,000		6,764
USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	23,836,000		40,259
USD/MXN, Counterparty CITI, October Strike Price 18.00 MXN, Expires 10/19/20	1	18,322,000		20,979
USD/MXN, Counterparty CITI, March Strike Price 21.48 MXN, Expires 3/24/21	1	10,516,000		150,410
USD/MXN, Counterparty GSCO, March Strike Price 18.65 MXN, Expires 3/03/21	1	7,624,000		19,174
USD/MXN, Counterparty JPHQ, June Strike Price 21.95 MXN, Expires 6/22/20	1	12,554,000		144,095
  |  122

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
		Number of Contracts	Notional Amount*		Value
	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	USD/MXN, Counterparty JPHQ, July Strike Price 18.10 MXN, Expires 7/14/20	1	15,714,000		$10,214
					23,781,028
	Total Options Purchased (Cost $25,935,353)				86,408,891
	Total Investments before Short Term Investments (Cost $1,995,910,175)				1,718,761,590
			Principal Amount*
	Short Term Investments 28.4%
	Foreign Government and Agency Securities 6.5%
	Brazil 1.3%
	Letra Tesouro Nacional, Strip, 10/01/20		166,070[d]	BRL	31,450,360
	Japan 4.9%
[k]	Japan Treasury Discount Bill,
	4/06/20		5,429,400,000	JPY	50,485,721
	4/10/20 - 9/23/20		7,974,300,000	JPY	74,191,039
					124,676,760
	Norway 0.3%
[h,i,k]	Norway Treasury Bill, 144A, Reg S, 6/17/20 - 9/16/20		77,138,000	NOK	7,417,397
	Total Foreign Government and Agency Securities (Cost $164,197,323)				163,544,517
	Total Investments before Money Market Funds (Cost $2,160,107,498)				1,882,306,107
			Shares

	Money Market Funds (Cost $551,433,451) 21.9%
	United States 21.9%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		551,433,451		551,433,451
	Total Investments (Cost $2,711,540,949) 96.5%				2,433,739,558
	Options Written (1.2)%				(29,349,718)
	Other Assets, less Liabilities 4.7%				118,398,392
	Net Assets 100.0%				$2,522,788,232
  |  123

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (1.2)%
Calls - Over-the-Counter
Currency Options (1.0)%
AUD/JPY, Counterparty CITI, April Strike Price 75.95 JPY, Expires 4/22/20	1	14,227,000	AUD	$(795)
AUD/JPY, Counterparty CITI, May Strike Price 76.00 JPY, Expires 5/06/20	1	24,860,000	AUD	(2,947)
AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/07/20	1	23,676,000	AUD	(2,502)
AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	11,838,000	AUD	(960)
AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/13/20	1	33,196,000	AUD	(4,078)
AUD/JPY, Counterparty CITI, December Strike Price 75.70 JPY, Expires 12/21/20	1	35,514,000	AUD	(53,363)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	14,798,000	AUD	(1,445)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	18,644,000	AUD	(3,218)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	11,838,000	AUD	(20,522)
AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/08/21	1	15,808,000	AUD	(63,247)
AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/10/21	1	18,969,000	AUD	(87,022)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	19,730,000	AUD	(27,537)
AUD/USD, Counterparty MSCO, May Strike Price $0.68, Expires 5/07/20	1	29,640,000	AUD	(14,548)
AUD/USD, Counterparty MSCO, August Strike Price $0.74, Expires 8/12/20	1	12,578,000	AUD	(8,059)
AUD/USD, Counterparty MSCO, October Strike Price $0.61, Expires 10/28/20	1	31,615,000	AUD	(803,645)
AUD/USD, Counterparty MSCO, May Strike Price $0.74, Expires 5/12/21	1	42,617,000	AUD	(97,414)
USD/JPY, Counterparty CITI, September Strike Price 107.50 JPY, Expires 9/16/20	1	39,442,000		(924,087)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	76,420,000		(1,337,197)
USD/JPY, Counterparty CITI, February Strike Price 112.00 JPY, Expires 2/24/21	1	98,607,000		(1,151,138)
USD/MXN, Counterparty CITI, May Strike Price 19.34 MXN, Expires 5/12/20	1	9,997,000		(1,918,984)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	10,986,000		(719,451)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	4,212,000		(273,847)
USD/MXN, Counterparty CITI, June Strike Price 26.36 MXN, Expires 6/25/20	1	11,039,000		(261,293)
USD/MXN, Counterparty CITI, June Strike Price 30.33 MXN, Expires 6/25/20	1	10,962,000		(98,220)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	23,836,000		(1,990,521)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	15,874,000		(925,518)
USD/MXN, Counterparty CITI, September Strike Price 20.06 MXN, Expires 9/17/20	1	21,869,000		(3,943,856)
USD/MXN, Counterparty CITI, September Strike Price 22.40 MXN, Expires 9/17/20	1	21,869,000		(2,208,725)
USD/MXN, Counterparty CITI, March Strike Price 35.62 MXN, Expires 3/24/21	1	37,848,000		(656,209)
USD/MXN, Counterparty GSCO, June Strike Price 21.07 MXN, Expires 6/03/20	1	7,624,000		(965,374)
USD/MXN, Counterparty JPHQ, June Strike Price 29.40 MXN, Expires 6/22/20	1	25,108,000		(268,103)
USD/MXN, Counterparty JPHQ, July Strike Price 22.30 MXN, Expires 7/27/20	1	12,571,000		(1,210,235)
USD/MXN, Counterparty JPHQ, September Strike Price 30.80 MXN, Expires 9/22/20	1	25,142,000		(385,804)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	6,200,000		(280,463)
  |  124

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	57,205,000		$(3,081,862)
USD/MXN, Counterparty MSCO, September Strike Price 22.46 MXN, Expires 9/10/20	1	4,767,000		(468,158)
				(24,260,347)
Puts - Over-the-Counter
Currency Options (0.2)%
AUD/JPY, Counterparty CITI, July Strike Price 68.00 JPY, Expires 7/21/20	1	31,568,000	AUD	(1,016,211)
AUD/USD, Counterparty HSBK, May Strike Price $0.64, Expires 5/07/20	1	23,676,000	AUD	(731,194)
AUD/USD, Counterparty HSBK, January Strike Price $0.63, Expires 1/27/21	1	10,457,000	AUD	(345,687)
AUD/USD, Counterparty MSCO, June Strike Price $0.55, Expires 6/16/20	1	11,856,000	AUD	(50,727)
AUD/USD, Counterparty MSCO, August Strike Price $0.64, Expires 8/12/20	1	8,386,000	AUD	(294,306)
AUD/USD, Counterparty MSCO, October Strike Price $0.50, Expires 10/28/20	1	15,808,000	AUD	(91,583)
USD/JPY, Counterparty CITI, September Strike Price 89.80 JPY, Expires 9/16/20	1	34,512,000		(158,721)
USD/JPY, Counterparty CITI, September Strike Price 102.25 JPY, Expires 9/22/20	1	38,210,000		(576,016)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	13,730,000		(31,153)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	4,212,000		(2,018)
USD/MXN, Counterparty CITI, July Strike Price 18.86 MXN, Expires 7/20/20	1	21,987,000		(27,638)
USD/MXN, Counterparty CITI, July Strike Price 18.97 MXN, Expires 7/24/20	1	21,985,000		(31,175)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	47,671,000		(130,666)
USD/MXN, Counterparty CITI, September Strike Price 24.20 MXN, Expires 9/24/20	1	10,516,000		(573,637)
USD/MXN, Counterparty CITI, October Strike Price 18.89 MXN, Expires 10/19/20	1	36,644,000		(75,120)
USD/MXN, Counterparty GSCO, June Strike Price 19.52 MXN, Expires 6/03/20	1	3,812,000		(4,109)
USD/MXN, Counterparty GSCO, March Strike Price 19.80 MXN, Expires 3/03/21	1	7,624,000		(38,783)
USD/MXN, Counterparty JPHQ, June Strike Price 23.40 MXN, Expires 6/22/20	1	25,108,000		(832,857)
USD/MXN, Counterparty JPHQ, July Strike Price 18.92 MXN, Expires 7/14/20	1	25,142,000		(30,170)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	9,300,000		(7,514)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	14,301,000		(40,086)
				(5,089,371)
Total Options Written (Premiums received $18,059,537)				(29,349,718)
  |  125

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 11 regarding fair value measurements.
[b]Redemption price at maturity and coupon payment are adjusted for inflation.
[c]The coupon rate shown represents the rate at period end.
[d]Principal amount is stated in 1,000 Brazilian Real Units.
[e]Principal amount is stated in 100 Mexican Peso Units.
[f]Principal amount of security is adjusted for inflation.
[g]Principal amount is stated in 100 Unidad de Inversion Units.
[h]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $110,951,210, representing 4.4% of net assets.
[i]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $110,951,210, representing 4.4% of net assets.
[j]A supranational organization is an entity formed by two or more central governments through international treaties.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]See Note 9 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	206,375,000	44,333,097	EUR	4/01/20	$ —	$(9,170,629)
Brazilian Real	CITI	Sell	206,375,000	36,669,332	EUR	4/01/20	720,215	—
Brazilian Real	CITI	Buy	64,908,700	12,579,205		4/02/20	—	(89,461)
Brazilian Real	CITI	Sell	64,908,700	12,661,406		4/02/20	171,662	—
Indian Rupee	BNDP	Buy	1,698,656,000	22,847,681		4/07/20	—	(362,452)
Indian Rupee	BNDP	Sell	1,698,656,000	23,397,948		4/07/20	912,719	—
Euro	BOFA	Buy	17,079,724	19,098,667		4/08/20	—	(260,393)
Euro	BOFA	Sell	17,079,724	18,978,477		4/08/20	140,203	—
Euro	GSCO	Buy	2,045,000	2,286,562		4/08/20	—	(31,006)
Euro	GSCO	Sell	2,045,000	2,272,915		4/08/20	17,359	—
Mexican Peso	CITI	Sell	157,383,000	7,836,511		4/08/20	1,218,793	—
South Korean Won	HSBK	Sell	42,561,000,000	36,614,763		4/08/20	1,693,681	—
Euro	UBSW	Buy	8,311,299	9,309,154		4/09/20	—	(141,737)
Euro	UBSW	Sell	8,311,299	9,247,151		4/09/20	79,735	—
Euro	BZWS	Buy	7,003,000	7,832,985		4/14/20	—	(107,049)
Euro	BZWS	Sell	7,003,000	7,785,515		4/14/20	59,579	—
Euro	BOFA	Buy	17,769,000	19,910,449		4/15/20	—	(306,309)
Euro	BOFA	Sell	17,769,000	19,824,340		4/15/20	220,201	—
Euro	GSCO	Buy	1,789,884	2,001,811		4/15/20	—	(27,073)
Euro	GSCO	Sell	1,789,884	1,996,758		4/15/20	22,020	—
Swedish Krona	DBAB	Buy	208,032,300	19,139,791	EUR	4/15/20	—	(129,112)
Indian Rupee	CITI	Buy	649,971,200	8,685,042		4/16/20	—	(110,865)
Indian Rupee	CITI	Sell	649,971,200	8,999,255		4/16/20	425,078	—
Brazilian Real	JPHQ	Sell	78,488,300	16,400,384		4/17/20	1,310,934	—
South Korean Won	HSBK	Sell	7,007,000,000	5,848,183		4/20/20	96,332	—
Euro	GSCO	Buy	1,231,111	1,381,337		4/23/20	—	(22,635)
Euro	GSCO	Sell	1,231,111	1,390,048		4/23/20	31,345	—
  |  126

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Buy	11,641,500	13,050,936		4/24/20	$ —	$(202,393)
Euro	UBSW	Sell	11,641,500	13,116,769		4/24/20	268,226	—
Euro	HSBK	Buy	19,488,000	21,817,496		4/27/20	—	(306,247)
Euro	HSBK	Sell	19,488,000	21,942,319		4/27/20	431,070	—
South Korean Won	HSBK	Sell	39,774,174,559	34,190,815		4/28/20	1,531,298	—
Euro	BOFA	Buy	1,440,663	1,573,770		4/29/20	16,593	—
Euro	BOFA	Buy	32,470,000	36,410,137		4/29/20	—	(566,155)
Euro	BOFA	Sell	33,910,663	38,077,605		4/29/20	643,260	—
Euro	GSCO	Buy	2,855,793	3,205,499		4/29/20	—	(52,959)
Euro	GSCO	Sell	2,855,793	3,209,112		4/29/20	56,571	—
Euro	SCNY	Buy	12,300,264	13,789,519		4/29/20	—	(211,125)
Euro	SCNY	Sell	12,300,264	13,820,762		4/29/20	242,367	—
Indian Rupee	JPHQ	Buy	1,986,473,600	26,465,143		4/29/20	—	(389,633)
Indian Rupee	JPHQ	Sell	1,986,473,600	27,399,636		4/29/20	1,324,126	—
South Korean Won	HSBK	Sell	24,029,880,977	20,694,898		4/29/20	962,638	—
Euro	BOFA	Buy	6,525,000	7,129,398		4/30/20	73,915	—
Euro	BOFA	Sell	33,910,663	38,086,761		4/30/20	650,881	—
Euro	CITI	Sell	22,979,200	2,779,793,824	JPY	4/30/20	523,590	—
Euro	GSCO	Buy	13,037,050	14,602,148		4/30/20	—	(209,818)
Euro	GSCO	Sell	13,037,050	14,638,912		4/30/20	246,583	—
Euro	HSBK	Sell	25,974,891	29,216,947		4/30/20	541,810	—
Indian Rupee	HSBK	Buy	1,269,191,200	16,939,624		4/30/20	—	(285,867)
Indian Rupee	HSBK	Sell	1,629,025,341	22,612,789		4/30/20	1,237,449	—
Indian Rupee	HSBK	Buy	1,119,400,000	14,977,254		5/04/20	—	(302,687)
Indian Rupee	HSBK	Sell	1,466,662,182	20,315,288		5/04/20	1,088,350	—
Brazilian Real	CITI	Sell	65,103,700	12,661,409		5/05/20	158,298	—
Brazilian Real	JPHQ	Sell	64,790,800	15,630,734		5/05/20	3,187,715	—
Indian Rupee	HSBK	Sell	640,177,000	8,844,056		5/05/20	453,730	—
Swiss Franc	UBSW	Buy	17,378,212	15,829,025	EUR	5/08/20	601,080	—
South Korean Won	HSBK	Sell	75,818,000,000	63,967,939		5/11/20	1,689,304	—
Swiss Franc	GSCO	Buy	17,055,038	15,539,898	EUR	5/12/20	584,756	—
Indian Rupee	BNDP	Sell	237,955,000	3,306,860		5/13/20	193,964	—
Swedish Krona	DBAB	Buy	208,032,300	19,542,908	EUR	5/13/20	—	(594,101)
Euro	HSBK	Sell	1,800,000	2,005,992		5/14/20	17,774	—
Indian Rupee	HSBK	Sell	320,909,148	4,461,719		5/14/20	264,604	—
Indian Rupee	JPHQ	Sell	1,513,957,170	21,034,779		5/14/20	1,233,998	—
Indian Rupee	HSBK	Sell	833,252,000	11,571,337		5/18/20	683,509	—
Indian Rupee	JPHQ	Sell	451,390,000	6,129,685		5/18/20	231,521	—
Euro	BOFA	Sell	10,878,191	12,169,758		5/20/20	151,236	—
Euro	GSCO	Sell	1,898,500	2,124,232		5/20/20	26,717	—
Australian Dollar	JPHQ	Sell	60,630,000	4,397,043,441	JPY	5/21/20	3,736,110	—
Euro	BOFA	Sell	7,066,000	7,919,573		5/21/20	112,555	—
Euro	GSCO	Sell	1,230,811	1,379,124		5/21/20	19,236	—
Euro	JPHQ	Sell	21,878,395	24,516,274		5/21/20	343,470	—
Euro	HSBK	Sell	25,253,559	2,981,897,280	JPY	5/22/20	—	(105,694)
Euro	HSBK	Sell	25,253,559	3,033,255,442	JPY	5/22/20	373,068	—
  |  127

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	26,361,295	29,500,003		5/22/20	$373,024	$ —
Australian Dollar	CITI	Sell	35,702,533	2,640,416,503	JPY	5/26/20	2,681,693	—
Japanese Yen	JPHQ	Buy	2,297,117,500	21,392,415		5/26/20	24,643	—
Euro	MSCS	Sell	30,744,500	34,286,266		5/27/20	309,516	—
Euro	BOFA	Sell	27,627,938	30,796,586		5/29/20	261,639	—
Euro	BZWS	Sell	11,247,583	12,585,820		5/29/20	154,768	—
Brazilian Real	HSBK	Sell	93,155,800	18,459,853		6/02/20	597,660	—
Brazilian Real	JPHQ	Sell	57,125,400	13,338,330		6/02/20	2,384,800	—
Indian Rupee	SCNY	Sell	2,362,358,000	32,644,133		6/03/20	1,879,270	—
Euro	JPHQ	Sell	6,775,311	7,592,787		6/04/20	102,952	—
Euro	SCNY	Sell	17,972,751	20,144,776		6/05/20	275,917	—
Japanese Yen	HSBK	Buy	1,385,935,690	13,139,372		6/08/20	—	(211,143)
Japanese Yen	HSBK	Sell	1,385,935,690	13,288,611		6/08/20	360,382	—
Japanese Yen	JPHQ	Buy	1,316,291,430	12,493,638		6/08/20	—	(215,062)
Japanese Yen	JPHQ	Sell	1,316,291,430	12,591,391		6/08/20	312,815	—
Australian Dollar	CITI	Sell	23,089,500	1,639,747,021	JPY	6/09/20	1,109,932	—
Australian Dollar	HSBK	Sell	29,370,000	2,163,795,505	JPY	6/12/20	2,142,102	—
Australian Dollar	JPHQ	Sell	44,900,000	3,317,676,979	JPY	6/12/20	3,365,556	—
Australian Dollar	HSBK	Sell	81,620,000	5,528,106,276	JPY	6/15/20	1,432,916	—
Euro	JPHQ	Sell	6,775,311	7,873,725		6/15/20	380,964	—
Norwegian Krone	JPHQ	Buy	199,051,400	21,751,993		6/15/20	—	(2,560,305)
Swedish Krona	DBAB	Buy	416,064,700	39,278,208	EUR	6/15/20	—	(1,425,528)
Australian Dollar	HSBK	Sell	9,830,000	645,083,920	JPY	6/16/20	—	(20,333)
Norwegian Krone	JPHQ	Buy	197,840,000	21,751,989		6/16/20	—	(2,677,086)
Swedish Krona	DBAB	Buy	208,032,400	19,122,207	EUR	6/16/20	—	(141,437)
Mexican Peso	CITI	Sell	539,656,000	26,544,132		6/17/20	4,088,107	—
Norwegian Krone	JPHQ	Buy	202,667,400	22,486,869		6/19/20	—	(2,946,487)
Japanese Yen	JPHQ	Buy	1,776,469,130	16,798,461		6/22/20	—	(218,176)
Japanese Yen	JPHQ	Buy	2,360,520,000	21,781,742		6/22/20	249,654	—
Japanese Yen	JPHQ	Sell	1,776,469,130	17,004,749		6/22/20	424,464	—
South Korean Won	CITI	Sell	4,215,000,000	3,523,216		6/22/20	54,510	—
Japanese Yen	BNDP	Buy	4,489,315,360	42,878,248		6/24/20	—	(974,921)
Japanese Yen	CITI	Buy	4,212,680,000	38,676,827		6/24/20	644,382	—
Brazilian Real	HSBK	Sell	40,142,900	7,799,281		6/25/20	110,543	—
Euro	HSBK	Sell	25,254,215	3,019,267,699	JPY	6/25/20	244,635	—
Euro	CITI	Sell	11,490,023	1,367,668,918	JPY	6/30/20	55,308	—
Euro	CITI	Sell	22,979,200	2,707,404,380	JPY	6/30/20	—	(149,238)
Norwegian Krone	JPHQ	Buy	230,077,650	21,512,370		6/30/20	670,983	—
Brazilian Real	CITI	Buy	206,375,000	36,375,253	EUR	7/02/20	—	(737,684)
Brazilian Real	CITI	Sell	64,908,700	12,516,622		7/02/20	89,084	—
Brazilian Real	HSBK	Sell	93,532,700	18,459,843		7/02/20	551,901	—
Brazilian Real	JPHQ	Sell	147,867,600	29,149,224		7/02/20	838,224	—
South Korean Won	DBAB	Sell	13,919,000,000	11,570,241		7/06/20	107,964	—
Australian Dollar	JPHQ	Sell	25,330,000	1,891,479,755	JPY	7/14/20	2,103,753	—
South Korean Won	HSBK	Sell	13,984,825,441	12,171,831		7/17/20	650,592	—
Euro	UBSW	Buy	1,922,305	2,166,765		7/23/20	—	(38,361)
  |  128

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	1,922,305	2,182,681		7/23/20	$54,278	$ —
Brazilian Real	JPHQ	Sell	71,627,700	15,860,872		8/04/20	2,174,957	—
South Korean Won	DBAB	Sell	13,920,000,000	11,743,862		8/07/20	266,984	—
Swiss Franc	UBSW	Buy	34,756,424	32,085,555	EUR	8/10/20	755,768	—
Swiss Franc	GSCO	Buy	34,110,076	31,546,498	EUR	8/12/20	678,457	—
Swedish Krona	DBAB	Buy	208,032,300	19,727,621	EUR	8/13/20	—	(831,084)
Australian Dollar	JPHQ	Sell	45,472,501	3,268,860,463	JPY	8/21/20	2,628,898	—
Australian Dollar	CITI	Sell	35,607,467	2,527,369,963	JPY	8/24/20	1,758,487	—
Australian Dollar	JPHQ	Sell	52,305,500	3,724,936,182	JPY	8/24/20	2,698,730	—
Euro	HSBK	Sell	25,253,559	2,984,142,320	JPY	8/24/20	—	(81,282)
Australian Dollar	JPHQ	Sell	52,305,500	3,860,368,198	JPY	8/25/20	3,966,322	—
Euro	HSBK	Sell	25,253,559	3,061,640,442	JPY	8/25/20	643,469	—
Indian Rupee	SCNY	Sell	945,558,000	12,949,745		8/27/20	768,659	—
Japanese Yen	JPHQ	Buy	2,297,161,600	20,973,377		8/27/20	510,168	—
Indian Rupee	SCNY	Sell	1,135,539,000	15,483,004		8/28/20	856,272	—
Japanese Yen	CITI	Buy	2,796,566,000	27,059,295		8/31/20	—	(902,104)
South Korean Won	GSCO	Sell	44,346,000,000	36,942,686		9/09/20	334,548	—
Australian Dollar	HSBK	Sell	19,340,000	1,310,343,020	JPY	9/14/20	379,721	—
Australian Dollar	JPHQ	Sell	22,880,000	1,553,370,104	JPY	9/14/20	478,995	—
Norwegian Krone	JPHQ	Buy	177,591,200	19,683,519		9/21/20	—	(2,558,762)
Euro	CITI	Sell	22,979,200	2,708,323,548	JPY	9/30/20	—	(139,594)
Euro	CITI	Sell	34,468,377	4,154,876,281	JPY	9/30/20	656,022	—
Euro	GSCO	Buy	17,044,025	19,273,383		10/05/20	—	(360,781)
Euro	GSCO	Sell	17,044,025	19,070,900		10/05/20	158,298	—
Mexican Peso	CITI	Sell	161,485,000	7,836,491		10/08/20	1,224,059	—
Mexican Peso	CITI	Sell	121,288,000	5,877,353		10/09/20	911,567	—
Euro	HSBK	Sell	33,800,018	37,982,433		10/13/20	467,033	—
Mexican Peso	CITI	Sell	404,375,000	19,555,619		10/13/20	3,008,628	—
Mexican Peso	CITI	Sell	595,223,000	28,888,991		10/15/20	4,539,115	—
Euro	BOFA	Sell	5,251,819	5,944,009		10/16/20	114,325	—
Euro	HSBK	Sell	8,692,000	9,833,042		10/16/20	184,650	—
Mexican Peso	CITI	Sell	545,017,000	26,695,974		10/16/20	4,402,986	—
Japanese Yen	BNDP	Buy	8,410,370,000	77,686,199		10/26/20	1,117,922	—
Swiss Franc	UBSW	Buy	17,378,212	15,853,718	EUR	11/09/20	601,454	—
Swiss Franc	GSCO	Buy	17,055,038	15,564,006	EUR	11/12/20	585,051	—
Australian Dollar	JPHQ	Sell	15,157,499	1,110,777,880	JPY	11/24/20	1,106,880	—
Japanese Yen	MSCS	Buy	12,189,000,000	115,214,473		12/18/20	—	(803,170)
Total Forward Exchange Contracts							$98,088,584	$(31,977,938)
Net unrealized appreciation (depreciation)							$66,110,646

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 157.
  |  129

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton Growth VIP Fund
	Country	Shares	Value
Common Stocks 88.6%
Air Freight & Logistics 1.2%
United Parcel Service Inc., B	United States	70,479	$6,584,148
Airlines 0.3%
Japan Airlines Co. Ltd.	Japan	87,600	1,620,940
Automobiles 1.8%
Hero Motocorp Ltd.	India	141,930	3,005,113
Honda Motor Co. Ltd.	Japan	316,000	7,140,081
			10,145,194
Banks 5.3%
Bangkok Bank PCL, fgn.	Thailand	1,552,060	4,811,034
BNP Paribas SA	France	217,276	6,341,698
KB Financial Group Inc.	South Korea	204,285	5,789,318
Sumitomo Mitsui Financial Group Inc.	Japan	271,960	6,633,047
Wells Fargo & Co.	United States	224,698	6,448,833
			30,023,930
Beverages 4.0%
Anheuser-Busch InBev SA/NV	Belgium	145,426	6,421,698
Kirin Holdings Co. Ltd.	Japan	466,400	9,269,887
Suntory Beverage & Food Ltd.	Japan	185,560	7,048,330
			22,739,915
Biotechnology 3.2%
Gilead Sciences Inc.	United States	242,854	18,155,765
Diversified Telecommunication Services 4.4%
China Telecom Corp. Ltd., ADR	China	76,165	2,324,556
Deutsche Telekom AG	Germany	233,410	3,013,770
Singapore Telecommunications Ltd.	Singapore	7,759,230	13,833,532
Verizon Communications Inc.	United States	113,159	6,080,033
			25,251,891
Electrical Equipment 1.2%
Mitsubishi Electric Corp.	Japan	565,700	7,022,265
Electronic Equipment, Instruments & Components 2.0%
Kyocera Corp.	Japan	192,100	11,446,156
Food & Staples Retailing 6.3%
The Kroger Co.	United States	465,082	14,008,270
Seven & i Holdings Co. Ltd.	Japan	233,500	7,764,154
Walgreens Boots Alliance Inc.	United States	301,129	13,776,652
			35,549,076
Food Products 2.7%
Kellogg Co.	United States	258,057	15,480,840
Gas Utilities 0.5%
Kunlun Energy Co. Ltd.	China	5,368,700	3,137,019
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  130

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure 3.0%
	Galaxy Entertainment Group Ltd.	Macau	1,031,300	$5,500,604
	InterContinental Hotels Group PLC	United Kingdom	96,760	4,114,164
	Yum China Holdings Inc.	China	168,771	7,194,708
				16,809,476
	Household Durables 2.1%
	Gree Electric Appliances Inc. of Zhuhai, A	China	224,300	1,653,153
	Panasonic Corp.	Japan	1,366,580	10,483,319
				12,136,472
	Industrial Conglomerates 3.8%
	CK Hutchison Holdings Ltd.	Hong Kong	1,636,400	11,039,286
	Siemens AG	Germany	127,702	10,690,225
				21,729,511
	Interactive Media & Services 0.9%
[a]	Baidu Inc., ADR	China	50,650	5,105,014
	Internet & Direct Marketing Retail 1.2%
[a]	Booking Holdings Inc.	United States	5,134	6,906,873
	Leisure Products 0.2%
[a,b]	Mattel Inc.	United States	161,389	1,421,837
	Machinery 1.7%
	Komatsu Ltd.	Japan	440,500	7,284,664
	Makita Corp.	Japan	70,900	2,219,725
				9,504,389
	Marine 1.4%
	A.P. Moeller-Maersk AS, B	Denmark	9,264	8,209,763
	Media 2.0%
	Comcast Corp., A	United States	174,363	5,994,600
	SES SA, IDR	Luxembourg	881,520	5,198,063
				11,192,663
	Metals & Mining 4.1%
	ArcelorMittal SA	France	505,963	4,775,217
	Freeport-McMoRan Inc.	United States	734,044	4,954,797
	Wheaton Precious Metals Corp.	Canada	496,476	13,661,468
				23,391,482
	Multiline Retail 1.9%
[a]	Dollar Tree Inc.	United States	144,189	10,593,566
	Multi-Utilities 3.4%
	E.ON SE	Germany	1,144,619	11,737,938
	Veolia Environnement SA	France	358,282	7,565,173
				19,303,111
	Oil, Gas & Consumable Fuels 4.6%
	Apache Corp.	United States	218,766	914,442
	BP PLC	United Kingdom	2,100,831	8,610,535
	Eni SpA	Italy	420,209	4,174,679
  |  131

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	Exxon Mobil Corp.	United States	83,554	$3,172,545
[b]	Husky Energy Inc.	Canada	527,660	1,327,116
	Royal Dutch Shell PLC, B	United Kingdom	467,119	7,831,066
				26,030,383
	Pharmaceuticals 14.3%
	Allergan PLC	United States	122,834	21,753,901
	Bayer AG	Germany	168,816	9,670,268
	Merck KGaA	Germany	72,694	7,337,342
	Roche Holding AG	Switzerland	42,833	13,774,014
	Sanofi	France	177,087	15,327,108
	Takeda Pharmaceutical Co. Ltd.	Japan	440,170	13,539,285
				81,401,918
	Real Estate Management & Development 1.9%
	CK Asset Holdings Ltd.	Hong Kong	1,043,190	5,712,036
	Sun Hung Kai Properties Ltd.	Hong Kong	385,500	5,081,888
				10,793,924
	Semiconductors & Semiconductor Equipment 0.4%
	NXP Semiconductors NV	Netherlands	24,758	2,053,181
	Software 2.0%
	Oracle Corp.	United States	231,028	11,165,583
	Specialty Retail 1.6%
	Kingfisher PLC	United Kingdom	3,797,455	6,666,503
	Ross Stores Inc.	United States	9,700	843,609
	The TJX Cos. Inc.	United States	36,136	1,727,662
				9,237,774
	Technology Hardware, Storage & Peripherals 2.6%
	Samsung Electronics Co. Ltd.	South Korea	373,630	14,633,829
	Textiles, Apparel & Luxury Goods 1.6%
	Adidas AG	Germany	14,503	3,219,187
	Burberry Group PLC	United Kingdom	355,780	5,779,852
				8,999,039
	Wireless Telecommunication Services 1.0%
	Vodafone Group PLC	United Kingdom	4,058,758	5,611,902
	Total Common Stocks (Cost $565,215,993)			503,388,829
  |  132

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund (continued)
		Country	Principal Amount*	Value
	Short Term Investments 3.1%
	Time Deposits 2.6%
	National Australia Bank Ltd, 0.01%, 4/01/20	Australia	$7,000,000	$7,000,000
	Royal Bank Of Canada, 0.01%, 4/01/20	Canada	8,000,000	8,000,000
	Total Time Deposits (Cost $15,000,000)			15,000,000
			Shares

	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds (Cost $2,614,108) 0.5%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	2,614,108	2,614,108
	Total Investments (Cost $582,830,101) 91.7%			521,002,937
	Other Assets, less Liabilities 8.3%			47,078,279
	Net Assets 100.0%			$568,081,216

See Abbreviations on page 157.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2020.
[c]See Note 9 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  133

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
Certain or all Funds invest in affiliated funds managed by Franklin Templeton (Underlying Funds) and/or exchange traded funds (ETFs).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
  |  134

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary
  |  135

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2020, the Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Global Discovery VIP Fund $1,367,452
Franklin Mutual Shares VIP Fund $2,580,559
Templeton Global Bond VIP Fund $50,851,741
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk and/or certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized
  |  136

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Certain or all Funds do not hold any interest rate swap contracts at period end.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Allocation VIP Fund - Futures, forwards, options and swaps
Franklin Income VIP Fund - Options
Franklin Mutual Global Discovery VIP Fund - Futures and forwards
  |  137

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Futures, forwards, options, swaps and VRI
Franklin VolSmart Allocation VIP Fund - Futures and swaps
Templeton Global Bond VIP Fund - Options, forwards and swaps
4.  MORTGAGE DOLLAR ROLLS
Franklin Allocation VIP Fund and Franklin Strategic Income VIP Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At March 31, 2020, the Templeton Developing Markets VIP Fund had 8.0% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in Russia.
At March 31, 2020, Templeton Global Bond VIP Fund had 1.7% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
  |  138

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
6.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7.  RESTRICTED SECURITIES
At March 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal Amount/ Shares/ Units		Issuer	Acquisition Date	Cost	Value
Franklin Mutual Global Discovery VIP Fund
424,073		International Automotive Components Group Brazil LLC, (Value is 0.0%† of Net Assets)	4/13/06 - 12/26/08	$281,629	$7,992
Franklin Mutual Shares VIP Fund
1,730,515		International Automotive Components Group Brazil LLC, (Value is 0.0%† of Net Assets)	4/13/06 - 12/26/08	$1,149,241	$32,612
Franklin Small-Mid Cap Growth VIP Fund
733,541		DraftKings Inc. (Value is 0.7% of Net Assets)	8/07/15	$2,800,003	$2,198,135
Franklin Strategic Income VIP Fund
18,684	[a]	Appvion Operations Inc.	4/12/19	$252,711	$267,045
14,792,309	[b]	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	114,768	8,266
1,472,041	[b]	K2016470219 South Africa Ltd., B	2/01/17	1,093	822
7,021	[c]	Remington Outdoor Co. Inc., Litigation Units	4/12/19	—	—
		Total Restricted Securities (Value is 0.1% of Net Assets)		$368,572	$276,133

†Rounds to less than 0.1% of net assets.
[a]The Fund also invests in unrestricted securities of the issuer, valued at $402,727 as of March 31, 2020.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $1,202 as of March 31, 2020.
[c]The Fund also invests in unrestricted securities of the issuer, valued at $37,288 as of March 31, 2020.
8.  INVESTMENTS IN UNDERLYING FUNDS
Certain or all Funds invest in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin Templeton Services, LLC. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in Underlying Funds for the three months ended March 31, 2020, were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	$9,701,447	$1,700,000	$ —	$ —	$(770,153)	$10,631,294	127,291	$ —
Franklin Income Fund, Class R6	15,600,923	207,817	—	—	(2,709,815)	13,098,925	6,787,008	207,818
  |  139

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin VolSmart Allocation VIP Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund, Class R6	$32,117,065	$259,564	$(5,736,000)	$(549,632)	$(1,702,655)	$24,388,342	2,709,816	$259,564
Franklin Strategic Income Fund, Class R6	22,028,255	245,275	—	—	(2,358,797)	19,914,733	2,321,064	245,275
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	4,131,506	41,724,449	(38,541,612)	—	—	7,314,343	7,314,343	15,034
Total Affiliated Securities	$83,579,196	$44,137,105	$(44,277,612)	$(549,632)	$(7,541,420)	$75,347,637		$727,691

9.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Allocation VIP Fund
Non-Controlled Affiliates
								Dividends
Franklin LibertyQ U.S. Equity ETF	$ —	$4,446,395	$ —	$ —	$(726,638)	$3,719,757	134,725	$10,093
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	21,473,752	63,381,240	(50,501,378)	—	—	34,353,614	34,353,614	70,431
Templeton Global Bond VIP Fund, Class 1	33,013,162	—	(4,600,000)	(672,169)	(853,342)	26,887,651	1,687,863	—
Total Affiliated Securities	$54,486,914	$67,827,635	$(55,101,378)	$(672,169)	$(1,579,980)	$64,961,022		$80,524
Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$2,694,405	$8,215,369	$(10,909,515)	$ —	$ —	$259	259	$3,073
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	—	5,461,040	(5,441,790)	—	—	19,250	19,250	9
Total Affiliated Securities	$2,694,405	$13,676,409	$(16,351,305)	$ —	$ —	$19,509		$3,082
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$ —	$856,000	$(570,000)	$ —	$ —	$286,000	286,000	$ —
  |  140

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Income VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$83,971,136	$396,324,926	$(204,175,746)	$ —	$ —	$276,120,316	276,120,316	$345,343
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	747,000	57,726,000	(58,473,000)	—	—	—	—	11,050
Total Affiliated Securities	$84,718,136	$454,050,926	$(262,648,746)	$ —	$ —	$276,120,316		$356,393
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$411,000	$2,669,000	$(3,056,000)	$ —	$ —	$24,000	24,000	$1,023
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$ —	$4,625,000	$(4,625,000)	$ —	$ —	$ —	—	$1,058
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$ —	$14,916,000	$(14,916,000)	$ —	$ —	$ —	—	$3,223
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$17,735,928	$81,826,107	$(80,102,224)	$ —	$ —	$19,459,811	19,459,811	$37,632
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$24,977,897	$58,396,099	$(60,287,115)	$ —	$ —	$23,086,881	23,086,881	$51,969
  |  141

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
9.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$10,406,987	$21,614,332	$(26,933,703)	$ —	$ —	$5,087,616	5,087,616	$32,447
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	4,879,541	13,708,820	(15,352,086)	—	—	3,236,275	3,236,275	11,293
Total Affiliated Securities	$15,286,528	$35,323,152	$(42,285,789)	$ —	$ —	$8,323,891		$43,740
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
								Dividends
Franklin Floating Rate Income Fund	$9,264,918	$ —	$ —	$ —	$(1,309,174)	$7,955,744	1,118,951	$103,694
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	11,463,714	54,463,724	(47,754,520)	—	—	18,172,918	18,172,918	28,544
Total Affiliated Securities	$20,728,632	$54,463,724	$(47,754,520)	$ —	$(1,309,174)	$26,128,662		$132,238
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$3,522,232	$11,641,500	$(15,163,617)	$ —	$ —	$115	115	$9,556
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	—	10,532,820	(3,816,422)	—	—	6,716,398	6,716,398	1,326
Total Affiliated Securities	$3,522,232	$22,174,320	$(18,980,039)	$ —	$ —	$6,716,513		$10,882
Templeton Foreign VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$70,825,763	$76,730,244	$(87,157,680)	$ —	$ —	$60,398,327	60,398,327	$176,727
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	—	67,185,568	(48,288,660)	—	—	18,896,908	18,896,908	14,024
Total Affiliated Securities	$70,825,763	$143,915,812	$(135,446,340)	$ —	$ —	$79,295,235		$190,751
  |  142

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$691,092,548	$181,146,743	$(320,805,840)	$ —	$ —	$551,433,451	551,433,451	$1,658,199
Templeton Growth VIP Fund
Non-Controlled Affiliates
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$ —	$11,648,552	$(9,034,444)	$ —	$ —	$2,614,108	2,614,108	$1,454
10.  INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)
Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2020, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2020, the net assets of FT Subsidiary were $6,349,161, representing 1.6% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
11.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  143

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Automobiles & Components	$3,009,062	$1,251,976	$—	$4,261,038
Banks	2,619,939	5,477,067	—	8,097,006
Capital Goods	34,672,713	3,359,080	—	38,031,793
Commercial & Professional Services	5,480,750	1,499,886	—	6,980,636
Diversified Financials	58,195,749	3,147,773	—	61,343,522
Energy	4,651,036	3,535,621	—	8,186,657
Food, Beverage & Tobacco	16,189,174	686,392	—	16,875,566
Health Care Equipment & Services	21,386,099	1,329,898	—	22,715,997
Materials	14,098,066	5,894,129	—	19,992,195
Media & Entertainment	12,340,015	1,630,063	—	13,970,078
Pharmaceuticals, Biotechnology & Life Sciences	30,935,934	5,610,350	—	36,546,284
Retailing	19,572,454	1,128,451	—	20,700,905
Semiconductors & Semiconductor Equipment	15,579,500	2,412,225	—	17,991,725
Software & Services	36,450,748	7,388,556	—	43,839,304
Telecommunication Services	2,487,013	1,169,931	—	3,656,944
Transportation	9,908,747	2,279,514	—	12,188,261
Utilities	10,892,710	1,303,459	—	12,196,169
All Other Equity Investments	53,346,276	—	—	53,346,276
Corporate Bonds	—	89,425,849	—	89,425,849
Senior Floating Rate Interests	—	5,222,731	—	5,222,731
Foreign Government and Agency Securities	—	5,997,622	—	5,997,622
U.S. Government and Agency Securities	—	27,661,907	—	27,661,907
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	38,268,028	—	38,268,028
Mortgage-Backed Securities	—	75,123,977	—	75,123,977
Municipal Bonds	—	6,780,106	—	6,780,106
Short Term Investments	34,353,614	—	—	34,353,614
Total Investments in Securities	$386,169,599	$297,584,591	$ —	$683,754,190
Other Financial Instruments:
Futures Contracts	$1,183,504	$—	$—	$1,183,504
Forward Exchange Contracts	—	252,385	—	252,385
Swap Contracts	—	100,850	—	100,850
Total Other Financial Instruments	$1,183,504	$353,235	$ —	$1,536,739
Liabilities:
Other Financial Instruments:
Options Written	$—	$282,728	$—	$282,728
Futures Contracts	286,450	—	—	286,450
Forward Exchange Contracts	—	310,238	—	310,238
Swap Contracts	—	1,179,853	—	1,179,853
Total Other Financial Instruments	$286,450	$1,772,819	$ —	$2,059,269
  |  144

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$97,798,992	$—	$—	$97,798,992
Short Term Investments	19,509	—	—	19,509
Total Investments in Securities	$97,818,501	$ —	$ —	$97,818,501
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Diversified Real Estate Activities	$9,814,623	$1,466,354	$—	$11,280,977
Industrial REITs	16,633,243	3,935,617	—	20,568,860
Integrated Telecommunication Services	—	567,330	—	567,330
Office REITs	13,320,785	2,148,066	—	15,468,851
Real Estate Operating Companies	—	9,919,026	—	9,919,026
Residential REITs	15,262,259	1,115,191	—	16,377,450
Retail REITs	9,685,095	1,531,191	—	11,216,286
All Other Equity Investments	28,948,975	—	—	28,948,975
Short Term Investments	286,000	838,171	—	1,124,171
Total Investments in Securities	$93,950,980	$21,520,946	$ —	$115,471,926
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Staples	$6,207,028	$552,499	$—	$6,759,527
Materials	—	347,525	—	347,525
All Other Equity Investments	42,110,794	—	—	42,110,794
Equity-Linked Securities	—	4,710,854	—	4,710,854
Short Term Investments	—	1,242,991	—	1,242,991
Total Investments in Securities	$48,317,822	$6,853,869	$ —	$55,171,691
Franklin Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Financials	$207,269,603	$22,866,146	$—	$230,135,749
Health Care	183,431,500	58,375,085	—	241,806,585
Materials	36,448,000	28,037,539	—	64,485,539
All Other Equity Investments	815,994,234	—	—	815,994,234
Equity-Linked Securities	—	379,302,175	—	379,302,175
Corporate Bonds	—	1,353,309,111	—	1,353,309,111
Senior Floating Rate Interests	—	19,049,091	—	19,049,091
U.S. Government and Agency Securities	—	311,130,164	—	311,130,164
Mortgage-Backed Securities	—	197,368,983	—	197,368,983
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	43,826,000	—	—	43,826,000
Short Term Investments	276,120,316	—	—	276,120,316
Total Investments in Securities	$1,563,089,653	$2,369,438,294	$ —	$3,932,527,947
  |  145

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written	$24,986,000	$—	$—	$24,986,000
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$96,098,862	$—	$—	$96,098,862
Short Term Investments	24,000	363,026	—	387,026
Total Investments in Securities	$96,122,862	$363,026	$ —	$96,485,888
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Aerospace & Defense	$—	$5,443,363	$—	$5,443,363
Auto Components	—	—	7,992	7,992
Automobiles	4,116,518	8,359,616	—	12,476,134
Banks	22,472,384	8,673,734	—	31,146,118
Beverages	—	758,646	—	758,646
Capital Markets	1,899,054	7,579,037	—	9,478,091
Chemicals	—	9,006,658	—	9,006,658
Construction Materials	—	4,856,004	—	4,856,004
Diversified Financial Services	5,585,454	1,387,980	—	6,973,434
Diversified Telecommunication Services	—	2,012,814	—	2,012,814
Hotels, Restaurants & Leisure	—	5,729,666	—	5,729,666
Insurance	20,411,523	10,693,435	—	31,104,958
Machinery	—	2,669,289	—	2,669,289
Media	10,141,800	—	9,979	10,151,779
Oil, Gas & Consumable Fuels	23,210,752	12,587,861	—	35,798,613
Pharmaceuticals	38,470,746	15,145,695	—	53,616,441
Specialty Retail	—	1,373,380	—	1,373,380
Textiles, Apparel & Luxury Goods	—	3,036,898	—	3,036,898
Tobacco	7,031,720	7,647,869	—	14,679,589
Wireless Telecommunication Services	—	2,710,100	—	2,710,100
All Other Equity Investments	118,143,616	—	—	118,143,616
Corporate Bonds, Notes and Senior Floating Rate Interests	—	824,441	—	824,441
Corporate Notes in Reorganization	—	2,060,954	—	2,060,954
Companies in Liquidation	—	—	3,252[c]	3,252
Short Term Investments	6,498,888	18,300,000	—	24,798,888
Total Investments in Securities	$257,982,455	$130,857,440	$21,223	$388,861,118
Other Financial Instruments:
Futures Contracts	$1,085,167	$—	$—	$1,085,167
Forward Exchange Contracts	—	1,454,241	—	1,454,241
Total Other Financial Instruments	$1,085,167	$1,454,241	$ —	$2,539,408
  |  146

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Global Discovery VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Securities Sold Short	$1,788,103	$—	$—	$1,788,103
Forward Exchange Contracts	—	220,394	—	220,394
Total Other Financial Instruments	$1,788,103	$220,394	$ —	$2,008,497
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Aerospace & Defense	$25,502,841	$26,493,783	$—	$51,996,624
Auto Components	—	—	32,612	32,612
Beverages	—	1,474,618	—	1,474,618
Capital Markets	—	17,845,212	—	17,845,212
Diversified Telecommunication Services	—	6,442,184	—	6,442,184
Machinery	—	13,949,919	—	13,949,919
Media	129,100,381	—	79,427	129,179,808
Oil, Gas & Consumable Fuels	69,876,777	46,205,598	—	116,082,375
Pharmaceuticals	214,593,901	49,499,562	—	264,093,463
Specialty Retail	—	—	4,495,684[c]	4,495,684
Tobacco	33,664,282	33,137,474	—	66,801,756
Wireless Telecommunication Services	—	10,095,752	—	10,095,752
All Other Equity Investments	1,169,920,599	—	—	1,169,920,599
Corporate Bonds, Notes and Senior Floating Rate Interests	—	68,311,139	19,183,941	87,495,080
Corporate Notes in Reorganization	—	12,934,416	—	12,934,416
Companies in Liquidation	—	—	49,840[c]	49,840
Short Term Investments	32,992,349	64,500,000	—	97,492,349
Total Investments in Securities	$1,675,651,130	$350,889,657	$23,841,504	$2,050,382,291
Other Financial Instruments:
Futures Contracts	$2,138,992	$—	$—	$2,138,992
Forward Exchange Contracts	—	3,598,962	—	3,598,962
Total Other Financial Instruments	$2,138,992	$3,598,962	$ —	$5,737,954
Liabilities:
Other Financial Instruments:
Securities Sold Short	$12,392,227	$—	$—	$12,392,227
Forward Exchange Contracts	—	549,607	—	549,607
Total Other Financial Instruments	$12,392,227	$549,607	$ —	$12,941,834
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,071,703,140	$—	$—	$1,071,703,140
Short Term Investments	19,459,811	—	—	19,459,811
Total Investments in Securities	$1,091,162,951	$ —	$ —	$1,091,162,951
  |  147

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$3,513,412	$2,391,344	$—	$5,904,756
Food, Beverage & Tobacco	5,666,419	10,659,431	—	16,325,850
All Other Equity Investments	727,713,208	—	—	727,713,208
Corporate Bonds	—	2,166,459	—	2,166,459
Short Term Investments	23,086,881	—	—	23,086,881
Total Investments in Securities	$759,979,920	$15,217,234	$ —	$775,197,154
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Consumer Discretionary	$43,765,199	$—	$2,198,135	$45,963,334
Information Technology	116,680,287	2,562,273	1,440,937	120,683,497
All Other Equity Investments	164,676,099	—	—	164,676,099
Short Term Investments	8,323,891	—	—	8,323,891
Total Investments in Securities	$333,445,476	$2,562,273	$3,639,072	$339,646,821
  |  148

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$—	$37,288	$37,288
Consumer Services	—	—	41,832	41,832
Energy	110,978	369,794	10,248[c]	491,020
Materials	64,050	—	267,045	331,095
Media & Entertainment	74,602	—	882	75,484
Retailing	—	—	9,088	9,088
All Other Equity Investments	7,955,744	—	—	7,955,744
Corporate Bonds:
Retailing	—	113,925	2,769	116,694
All Other Corporate Bonds	—	128,863,663	—	128,863,663
Senior Floating Rate Interests:
Capital Goods	—	783,398	79,655	863,053
Household & Personal Products	—	59,887	2,356,818	2,416,705
All Other Senior Floating Rate Interests	—	24,143,909	—	24,143,909
Marketplace Loans	—	—	1,101,008	1,101,008
Foreign Government and Agency Securities	—	38,374,349	—	38,374,349
U.S. Government and Agency Securities	—	23,162,419	—	23,162,419
Asset-Backed Securities and Commercial Mortgage-Backed Securities:
Diversified Financials	—	84,691,488	3,584,818	88,276,306
All Other Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	2,954,388	—	2,954,388
Mortgage-Backed Securities	—	35,923,272	—	35,923,272
Municipal Bonds	—	17,009,631	—	17,009,631
Escrows and Litigation Trusts	—	6,000	—[c]	6,000
Short Term Investments	18,172,918	—	—	18,172,918
Total Investments in Securities	$26,378,292	$356,456,123	$7,491,451	$390,325,866
Other Financial Instruments:
Futures Contracts	$1,632,678	$—	$—	$1,632,678
Forward Exchange Contracts	—	1,819,117	—	1,819,117
Swap Contracts	—	324,470	—	324,470
Total Other Financial Instruments	$1,632,678	$2,143,587	$ —	$3,776,265
Liabilities:
Other Financial Instruments:
Options Written	$—	$832,201	$—	$832,201
Futures Contracts	797,403	—	—	797,403
Forward Exchange Contracts	—	1,391,527	—	1,391,527
Swap Contracts	—	5,846,937	—	5,846,937
Total Other Financial Instruments	$797,403	$8,070,665	$ —	$8,868,068
  |  149

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$628,793,715	$—	$628,793,715
U.S. Government and Agency Securities	—	164,235,435	—	164,235,435
Short Term Investments	—	39,913,774	—	39,913,774
Total Investments in Securities	$ —	$832,942,924	$ —	$832,942,924
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$87,944,391	$—	$—	$87,944,391
Investments in Underlying Funds	68,033,294	—	—	68,033,294
Short Term Investments	7,314,343	—	—	7,314,343
Total Investments in Securities	$163,292,028	$ —	$ —	$163,292,028
Other Financial Instruments:
Swap Contracts	$—	$3,140,113	$—	$3,140,113
Liabilities:
Other Financial Instruments:
Futures Contracts	$1,646,669	$—	$—	$1,646,669
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$68,617,478	$2,244,047	$—	$70,861,525
India	—	15,285,811	—	15,285,811
Russia	4,301,162	13,568,076	—	17,869,238
South Africa	—	10,104,946	—	10,104,946
Taiwan	376,809	24,884,934	—	25,261,743
Thailand	—	3,706,189	—	3,706,189
United Kingdom	—	7,599,326	—	7,599,326
All Other Equity Investments	74,433,903	—	—	74,433,903
Short Term Investments	6,716,513	—	—	6,716,513
Total Investments in Securities	$154,445,865	$77,393,329	$ —	$231,839,194
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Aerospace & Defense	$—	$12,596,288	$—	$12,596,288
Airlines	—	7,875,335	—	7,875,335
Auto Components	7,480,162	13,904,158	—	21,384,320
Automobiles	20,695,553	7,430,845	—	28,126,398
Banks	48,003,405	50,430,979	—	98,434,384
Chemicals	4,450,165	18,835,721	—	23,285,886
Electronic Equipment, Instruments & Components	11,771,820	8,263,433	—	20,035,253
Energy Equipment & Services	—	17,523,913	—	17,523,913
Industrial Conglomerates	26,130,942	9,595,687	—	35,726,629
Marine	—	4,615,333	—	4,615,333
Metals & Mining	42,120,790	9,546,792	—	51,667,582
Multi-Utilities	—	24,796,507	—	24,796,507
Oil, Gas & Consumable Fuels	12,606,149	68,633,205	—	81,239,354
Pharmaceuticals	29,716,295	86,119,273	—	115,835,568
Semiconductors & Semiconductor Equipment	18,352,409	31,786,047	—	50,138,456
Thrifts & Mortgage Finance	—	8,568,826	—	8,568,826
Tobacco	—	10,022,670	—	10,022,670
All Other Equity Investments	242,245,746	—	—	242,245,746
Short Term Investments	79,295,235	—	—	79,295,235
Total Investments in Securities	$542,868,671	$390,545,012	$ —	$933,413,683
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$—	$—	$34,988,949	$34,988,949
All Other Foreign Government and Agency Securities	—	1,111,617,512	—	1,111,617,512
U.S. Government and Agency Securities	—	485,746,238	—	485,746,238
Options Purchased	—	86,408,891	—	86,408,891
Short Term Investments	551,433,451	163,544,517	—	714,977,968
Total Investments in Securities	$551,433,451	$1,847,317,158	$34,988,949	$2,433,739,558
Other Financial Instruments:
Forward Exchange Contracts	$—	$98,088,584	$—	$98,088,584
Restricted Currency (ARS)	—	—	4,394,074	4,394,074
Total Other Financial Instruments	—	98,088,584	4,394,074	102,482,658
Receivables:
Interest (ARS)	$—	$—	$3,163,485	$3,163,485
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Templeton Global Bond VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written	$—	$29,349,718	$—	$29,349,718
Forward Exchange Contracts	—	31,977,938	—	31,977,938
Total Other Financial Instruments	$ —	$61,327,656	$ —	$61,327,656
Payables:
Deferred Tax (ARS)	$—	$—	$3,754	$3,754
Templeton Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Automobiles	$7,140,081	$3,005,113	$—	$10,145,194
Banks	18,871,198	11,152,732	—	30,023,930
Beverages	16,318,217	6,421,698	—	22,739,915
Diversified Telecommunication Services	8,404,589	16,847,302	—	25,251,891
Hotels, Restaurants & Leisure	12,695,312	4,114,164	—	16,809,476
Industrial Conglomerates	11,039,286	10,690,225	—	21,729,511
Marine	—	8,209,763	—	8,209,763
Metals & Mining	18,616,265	4,775,217	—	23,391,482
Multi-Utilities	—	19,303,111	—	19,303,111
Oil, Gas & Consumable Fuels	5,414,103	20,616,280	—	26,030,383
Pharmaceuticals	35,293,186	46,108,732	—	81,401,918
Specialty Retail	2,571,271	6,666,503	—	9,237,774
Textiles, Apparel & Luxury Goods	—	8,999,039	—	8,999,039
Wireless Telecommunication Services	—	5,611,902	—	5,611,902
All Other Equity Investments	194,503,540	—	—	194,503,540
Short Term Investments	2,614,108	15,000,000	—	17,614,108
Total Investments in Securities	$333,481,156	$187,521,781	$ —	$521,002,937

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred, convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2020.
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. The reconciliation for the three months ended March 31, 2020, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$ 62,818	$—	$—	$—	$—	$—	$—	$ (30,206)	$ 32,612	$ (30,206)
Media	183,628	—	—	—	—	—	—	(104,201)	79,427	(104,201)
Specialty Retail	7,609,922[d]	—	—	—	—	—	—	(3,114,238)	4,495,684[d]	(3,114,238)
Corporate Bonds, Notes and Senior Floating Rate Interests	—	—	—	21,417,688	—	546	—	(2,234,293)	19,183,941	(2,234,293)
Companies in Liquidation	49,840[d]	—	—	—	—	—	—	—	49,840[d]	—
Total Investments in Securities	$ 7,906,208	$—	$—	$ 21,417,688	$—	$ 546	$—	$ (5,482,938)	$ 23,841,504	$ (5,482,938)

Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Consumer Discretionary	$2,241,958	$—	$—	$—	$—	$—	$—	$(43,823)	$2,198,135	$(43,823)
Information Technology	1,763,456	—	—	—	—	—	—	(322,519)	1,440,937	(322,519)
Total Investments in Securities	$ 4,005,414	$ —	$ —	$ —	$ —	$ —	$ —	$ (366,342)	$ 3,639,072	$ (366,342)

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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Commercial & Professional Services	$46,610	$—	$—	$—	$—	$—	$—	$(9,322)	$37,288	$(9,322)
Consumer Services	41,832	—	—	—	—	—	—	—	41,832	—
Energy	2,073[d]	—	—	—	—	—	—	8,175	10,248[d]	8,175
Materials	254,512	—	—	—	—	—	—	12,533	267,045	12,533
Media & Entertainment	2,040	—	—	—	—	—	—	(1,158)	882	(1,158)
Retailing	11,614	—	—	—	—	—	—	(2,526)	9,088	(2,526)
Corporate Bonds:
Retailing	2,769	—	—	—	—	(34,898)	—	34,898	2,769	34,898
Senior Floating Rate Interests:
Capital Goods	—	—	—	79,655	—	—	—	—	79,655	—
Household & Personal Products	2,416,190	—	—	—	—	5,177	—	(64,549)	2,356,818	(64,549)
Marketplace Loans	—	1,149,952	—	—	—	—	—	(48,944)	1,101,008	(48,944)
Asset-Backed Securities and Commercial Mortgage-Backed Securities:
Diversified Financials	—	1,551,167	—	2,248,017	—	—	—	(214,366)	3,584,818	(214,366)
Escrows and Litigation Trusts	— [d]	—	—	—	—	—	—	—	— [d]	—
Total Investments in Securities	$ 2,777,640	$2,701,119	$ —	$2,327,672	$ —	$ (29,721)	$ —	$(285,259)	$ 7,491,451	$(285,259)

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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$35,675,197	$19,284,726	$(10,217,792)	$—	$—	$(1,860,617)	$(18,641,512)	$7,027,713	$34,988,949	$(521,391)
Short Term Investments:
Argentina	3,394,233	206,241	(2,160,508)	—	—	386,308	(817,458)	(1,008,816)	—	—
Total Investments in Securities	$ 39,069,430	$19,490,967	$ (12,378,300)	$ —	$ —	$2,246,925	$(19,458,970)	$ 6,018,897	$34,988,949	$ (521,391)
Other Financial Instruments:
Restricted Currency (ARS)	$ 8,460,563	$ 6,298,046	$(9,558,818)	$—	$—	$—	$(1,220,684)	$ 414,967	$ 4,394,074	$ 292,151
Receivables:
Interest (ARS)	$ 1,601,869	$ 1,732,778	$ (94,456)	$—	$—	$—	$ (8,794)	$ (67,912)	$ 3,163,485	$ (62,358)
Liabilities:
Payables:
Deferred Tax (ARS)	$ 4,066	$—	$—	$—	$—	$—	$—	$ (312)	$ 3,754	$ (312)
aTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common stocks and convertible preferred stocks as well as other equity interests.
dIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Specialty Retail	$ 4,495,684	Market comparables	Discount for lack of marketability	32%	Decrease[c]
			EV / EBITDA multiple	7.8x - 8.1x	Increase[c]
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
			EV/Revenue multiple	0.3x	Increase[c]
Corporate Bonds, Notes and Senior Floating Rate Interests	19,183,941	Comparable bond	Yield spread	$11	Increase[c]
All Other Investments[d]	161,879[e]
Total	$ 23,841,504

Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Information Technology	$1,440,937	Market comparables	Discount for lack of marketability	12.5%	Decrease[c]
Consumer Discretionary	2,198,135	Market comparables	Discount for lack of marketability	22.0%	Decrease[c]
All other Investments	—
Total	$3,639,072

Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests
Household & Personal Products	$ 2,356,818	Discounted cash flow	Discount rate	10.9% - 17.8% (13.1%)	Decrease[c]
			Free cash flow	$1.0 - $1.8 mil ($1.6 mil)	Increase[f]
Marketplace Loans – Lending Club	1,101,008	Discounted cash flow	Loss-Adjusted Discount rate	14.0%	Decrease[c]
			Projected Loss rate	11.9%	Decrease[c]
All other Investments[d]	4,033,625[e]
Total	$7,491,451

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$34,988,949	Market comparables	Implied Foreign exchange rate	81.4 ARS/USD	Decrease[c]
Other Financial Instruments:
Restricted Currency (ARS)	4,394,074	Market comparables	Implied Foreign exchange rate	81.4 ARS/USD	Decrease[c]
All other[d]	3,163,485
Liabilities:
All other[d]	3,754
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value but not net assets.
dIncludes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
eIncludes securities determined to have no value at March 31, 2020.
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
fRepresents a significant impact to fair value and net assets.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
12.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Counterparty
BNDP	BNP Paribas SA
BOFA	Bank of America Corp.
BONY	Bank of New York Mellon
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
BTP	Buoni del Tesoro Poliennali
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Selected Portfolio

ADR	American Depositary Receipt
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
BTP	Buoni del Tesoro Poliennali
CLO	Collateralized Loan Obligation
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
IDR	International Depositary Receipt
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
PL	Project Loan
RDA	Redevelopment Agency/Authority
REIT	Real Estate Investment Trust
SF	Single Family
T-Note	Treasury Note
TVA	Tennessee Valley Authority
USD	United School District
VIX	Market Volatility Index
VRI	Value Recovery Instruments

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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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